[Front cover]

AUGUST 31, 1999

Chase Vista
Money Market Funds

ANNUAL REPORT

100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

TREASURY PLUS MONEY
MARKET FUND

FEDERAL MONEY
MARKET FUND

CASH MANAGEMENT
FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND

NEW YORK TAX FREE
MONEY MARKET FUND

CALIFORNIA TAX FREE
MONEY MARKET FUND

[Graphic: Globe]
[Logo: CHASE VISTA FUNDS(SM)]

ANMM-2-1099

                                   Highlights

o The Federal Reserve's decision to cut interest rates in late 1998 helped bolster global economic activity and raise yields on tax-exempt securities.

o As the period progressed, stronger-than-expected economic data outweighed benign inflation news.

o To keep inflation under control, the Fed adopted a tightening monetary policy late in the period by raising interest rates on two separate occasions.

--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                                              3

Chase Vista 100% U.S. Treasury Securities
  Money Market Fund
  Fund Facts o Portfolio of Investments                                        4

Chase Vista U.S. Government Money Market Fund
  Fund Facts o Portfolio of Investments                                        7

Chase Vista Treasury Plus Money Market Fund
  Fund Facts o Portfolio of Investments                                       12

Chase Vista Federal Money Market Fund
  Fund Facts o Portfolio of Investments                                       16

Chase Vista Cash Management Fund
  Fund Facts o Portfolio of Investments                                       20

Chase Vista Prime Money Market Fund
  Fund Facts o Portfolio of Investments                                       33

Chase Vista Tax Free Money Market Fund
  Fund Facts o Portfolio of Investments                                       45

Chase Vista New York Tax Free Money Market Fund
  Fund Facts o Portfolio of Investments                                       67

Chase Vista California Tax Free Money Market Fund
  Fund Facts o Portfolio of Investments                                       86

Financial Statements                                                          95

Notes to Financial Statements                                                106

Financial Highlights                                                         110

--------------------------------------------------------------------------------
  INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
   RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                        Chase Vista Money Market Funds
                               Chairman's Letter

                                                                October 10, 1999
Dear Shareholder:

We are pleased to present this annual report on each of the taxable and tax-exempt Chase Vista Money Market FundsSM. Inside, you will find current seven-day yields for each fund as of August 31, 1999 as well as listings of current holdings.

Yields Rise As Interest Rates Trend Higher

The fiscal year was a tale of two stories. Early in the period, investors were concerned about the global economy following the near-collapse of Russia's economy. By the end of the fiscal year, however, investors were worried that the strength of the global economy might lead to higher inflation. Between these two points in time, several developments had a major effect on short-term interest rates.

In late 1998, the Federal Reserve Board adopted an easing monetary policy to stem fears of a global economic meltdown. The central bank reduced rates in September, the first rate cut since December, 1996, and trimmed rates two more times before year-end, 1998. The three rate reductions had a positive effect on domestic and global economic conditions.

By early 1999, economic problems in Russia were abating and the global economy was starting to accelerate. Worries about the global economy resurfaced briefly with the revelation of Brazil's financial problems, but these concerns quickly waned.

By February, fears of a major global economic slowdown were replaced by worries of potential economic overheating. Domestically, some of the data that fueled these concerns included the best consumer confidence report ever, the lowest unemployment rate in a generation and a revised Gross Domestic Product report for the fourth quarter of 1998 that was the best in more than two years.

As the year progressed, strong economic reports outweighed benign economic data, enabling yields on taxable and tax-exempt money market funds to rise. However, the strength of the U.S. economy raised fears of higher inflation, which eventually caused the Fed to reverse its monetary policy. On June 30th, the Fed lifted short-term interest rates for the first time since March, 1997. On August 24th, the central bank followed with another rate hike. The period ended with much speculation that the Fed would raise rates a third time before year-end, effectively taking back all of the rate cuts that were made in late 1998.

Looking ahead, we continue to have a favorable outlook for the economy. Despite the recent pickup in economic activity and the Fed's latest shift in monetary policy, we expect the economy to slow later in 1999 and into the year 2000. Moreover, we believe inflation will remain under control.
Sincerely,


/s/ Fergus Reid
---------------
    Fergus Reid

           Chase Vista 100% U.S. Treasury Securities Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                            Objective   High current income consistent with
                                        capital preservation

                  Primary investments   Direct obligations of the U.S. Treasury
                                        including Treasury bills, bonds and notes

      Suggested investment time frame   Short-term

                Share classes offered   Vista, Premier and Institutional Shares

                           Net assets   $4.2 Billion

                     Average maturity   84 days

                           S&P Rating   Not Rated

                       Moody's Rating   Not Rated

                          NAIC Rating   Not Rated

Maturity Schedule

 1-14 days ............       1.31%
 15-30 days ...........      50.56%
 31-60 days ...........       0.00%
 61-90 days ...........       2.39%
 91-180 days ..........      33.72%
 181-270 days .........       9.46%
 270+ days ............       2.56%

           Chase Vista 100% U.S. Treasury Securities Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART PLOT POINTS]

Investments (99.0%)
Cash/Other  (1.06%)

[END PLOT POINTS]


Yields

                                                  7-Day SEC Yield(1)
                                                  ----------------
 Vista Shares                                          4.21%
 Premier Shares                                        4.30%
 Institutional Shares                                  4.55%


Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 4.09%, for Premier Shares 4.26% and for Institutional Shares 4.46%. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista 100% U.S. Treasury Securities Money Market Fund
Portfolio of Investments August 31, 1999
(Amounts in Thousands)


  Principal
  Amount     Issuer                                Value
===========================================================
             U.S. Treasury Securities -- 99.3%
-----------------------------------------------------------
             U.S. Treasury Bills -- 37.5%
$  55,189     4.65%, 09/09/99                    $   55,136
    2,325     4.80%, 09/16/99                         2,320
1,533,265     5.17%, 09/15/99                     1,530,167
                                                 ----------
                                                  1,587,623
                                                 ----------
             U.S. Treasury Notes -- 61.8%
  571,000     5.38%, 01/31/00                       571,510
  100,000     5.50%, 03/31/00                       100,393
  100,000     5.63%, 11/30/99                       100,201
  125,000     5.63%, 12/31/99                       125,361
   61,050     5.63%, 04/30/00                        61,299
  276,264     5.75%, 09/30/99                       276,502
  100,000     5.88%, 11/15/99                       100,205
  107,000     6.25%, 05/31/00                       107,735
  150,000     6.38%, 05/15/00                       151,102
   84,000     6.88%, 03/31/00                        84,744
  313,668     7.13%, 09/30/99                       314,221
  200,000     7.75%, 11/30/99                       201,449
  337,677     7.75%, 12/31/99                       340,535
   76,686     7.75%, 01/31/00                        77,474
                                                 ----------
                                                  2,612,731
===========================================================
             Total Investments -- 99.3%          $4,200,354
             (Cost $4,200,354)*
===========================================================

*--The cost of securities is substantially the same for federal income tax purposes.


                       See notes to financial statements.

                  Chase Vista U.S. Government Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                          Objective     High current income consistent with
                                        capital preservation

                Primary investments     Direct obligations of the U.S. Treasury
                                        and its Agencies including Treasury bills,
                                        bonds, notes and repurchase agreements

    Suggested investment time frame     Short-term

              Share classes offered     Vista, Premier and Institutional Shares

                         Net assets     $7.4 Billion

                   Average maturity     48 days

                        S&P Rating*     AAA

                    Moody's Rating*     Aaa

                       NAIC Rating*     Class 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.


Maturity Schedule

 1-14 days ............      68.31%
 15-30 days ...........       8.45%
 31-60 days ...........       0.07%
 61-90 days ...........       2.71%
 91-180 days ..........       7.28%
 181-270 days .........       8.88%
 270+ days ............       4.30%

                  Chase Vista U.S. Government Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART PLOT POINTS]

Investments  (99.4%)
Cash/Other   (0.6%)

Yields

                                                  7-Day SEC Yield(1)
                                                  ----------------
 Vista Shares                                          4.72%
 Premier Shares                                        4.86%
 Institutional Shares                                  5.05%


Past performance is not a guarantee of future results. Yields will fluctuate.
An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.
(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.62% for Vista Shares, 4.73% for Premier Shares and 4.98% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments August 31, 1999
(Amounts in Thousands)

   Principal
    Amount     Issuer                               Value
===========================================================
               U.S. Treasury Securities -- 4.0%
-----------------------------------------------------------
               U.S. Treasury Bill -- 4.0%
$   300,000     5.19%, 09/15/99                   $ 299,395
===========================================================
               Total U.S. Treasury Securities       299,395
               (Cost $299,395)
===========================================================
               U.S. Government Agency Obligations -- 93.5%
===========================================================
               Federal Farm Credit Bank, Debentures -- 1.2%
     10,000     5.25%, 01/18/00                      10,000
     75,000     5.43%, 06/21/00                      75,000
                                                  ---------
                                                     85,000
                                                  ---------
               Federal Farm Credit Bank, Discount Note -- 1.4%
    100,000     5.40%, 09/01/99                     100,000
                                                  ---------
               Federal Farm Credit Bank, FRN -- 1.7%
    125,000     5.31%, 06/22/00                     124,960
                                                  ---------
               Federal Home Loan Bank, Debentures -- 16.5%
     67,000     4.85%, 01/27/00                      66,998
     80,000     4.89%, 02/04/00                      79,996
    100,000     4.90%, 01/14/00                     100,003
     50,000     4.91%, 01/13/00                      50,001
     50,000     4.91%, 02/09/00                      49,995
      5,000     5.00%, 10/28/99                       5,000
     43,750     5.00%, 02/24/00                      43,750
     35,000     5.00%, 02/25/00                      35,000
     40,000     5.02%, 02/25/00                      40,000
    150,000     5.09%, 03/03/00                     150,000
    138,000     5.15%, 05/10/00                     138,000
     84,000     5.21%, 05/24/00                      84,000
    125,000     5.22%, 03/17/00                     125,000
    100,000     5.24%, 03/30/00                     100,000
     75,000     5.51%, 06/22/00                      75,000
     75,000     5.91%, 08/23/00                      75,000
                                                  ---------
                                                  1,217,743
                                                  ---------
               Federal Home Loan Bank, Discount Note -- 6.8%
    500,000     5.40%, 09/01/99                     500,000
                                                  ---------

                       See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount     Issuer                                    Value
=====================================================================
U.S. Government Agency Obligations -- (continued)
=====================================================================
               Federal Home Loan Bank, FRN -- 15.6%
$   205,500     5.21%, 05/12/00                        $  205,379
    100,000     5.30%, 04/05/00                            99,971
    200,000     5.30%, 05/05/00                           199,934
    500,000     5.30%, 05/17/00                           499,827
     48,000     5.34%, 02/04/00                            47,998
    100,000     5.37%, 11/09/99                            99,987
                                                       ----------
                                                        1,153,096
                                                       ----------
               Federal Home Loan Mortgage Corp.,
               Discount Note -- 10.2%
    750,000     5.42%, 09/01/99                           750,000
                                                       ----------
               Federal National Mortgage Association,
               Debenture -- 1.0%
     75,000     5.06%, 03/15/00                            74,992
                                                       ----------
               Federal National Mortgage Association,
               Discount Note -- 9.5%
    700,000     5.42%, 09/01/99                           700,000
                                                       ----------
               Federal National Mortgage Association,
               FRN -- 16.0%
    225,000     5.08%, 03/15/00                           224,931
    115,000     5.17%, 03/24/00                           114,955
     37,000     5.20%, 09/22/99                            36,998
    350,000     5.37%, 08/07/00                           349,837
    200,000     5.38%, 09/05/00                           199,921
    255,000     5.43%, 07/17/00                           254,889
                                                       ----------
                                                        1,181,531
                                                       ----------
               Student Loan Marketing Association,
               Debentures -- 2.4%
     75,000     5.00%, 01/27/00                            75,000
    100,000     5.30%, 06/16/00                           100,000
                                                       ----------
                                                          175,000
                                                       ----------
               Student Loan Marketing Association,
               Discount Note -- 5.4%
    400,000     5.40%, 09/01/99                           400,000
                                                       ----------

                       See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount     Issuer                                Value
=================================================================
U.S. Government Agency Obligations -- (continued)
=================================================================
               Student Loan Marketing Association, FRN -- 5.8%
$   130,000     5.01%, 12/03/99                    $  129,978
    100,000     5.32%, 02/10/00                        99,983
    100,000     5.33%, 02/10/00                        99,983
    100,000     5.35%, 08/18/00                        99,953
                                                   ----------
                                                      429,897
                                                   ==========
               Total U.S. Government Agency         6,892,219
               Obligations (Cost $6,892,219)
=================================================================
               Repurchase Agreements -- 5.1%
-----------------------------------------------------------------
    174,321     Goldman Sachs & Co., 5.00%, due
                 09/01/99 (Dated 08/31/99,
                 Proceeds $174,345, Secured by
                 USTR, 5.75% through 14.00%,
                 due 11/15/00 through 08/15/28,
                 Market Value $177,808)               174,321
    200,000     Morgan Stanley Dean Witter, 5.50%,
                 due 09/01/99 (Dated 08/31/99,
                 Proceeds $200,031, Secured by
                 USTR, 5.50% through 6.00%, due
                 08/15/00 through 11/30/01,
                 Market Value $204,024)               200,000
=================================================================
               Total Repurchase Agreements            374,321
               (Cost $374,321)
=================================================================
               Total Investments -- 102.6%         $7,565,935
               (Cost $7,565,935)*
=================================================================

Index:
* -- The cost of securities is substantially the same for federal income tax purposes.
FRN  -- Floating Rate Note: The maturity date shown is the actual maturity date; the rate shown is the rate in effect at August 31, 1999.
USTR -- U.S. Treasury Notes & Bonds.

                       See notes to financial statements.

                   Chase Vista Treasury Plus Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                          Objective     High current income consistent with
                                        capital preservation

                Primary investments     Direct obligations of the U.S. Treasury
                                        including Treasury bills, bonds and notes
                                        as well as repurchase agreements which
                                        are fully collateralized by obligations
                                        issued or guaranteed by the
                                        U.S. Treasury

    Suggested investment time frame     Short-term

              Share classes offered     Vista, Premier and Institutional Shares

                         Net assets     $3.2 Billion

                   Average maturity     41 days

                        S&P Rating*     AAA

                    Moody's Rating*     Aaa

                       NAIC Rating*     NAIC-exempt

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) "approved" status indicates that the Fund meets certain pricing and quality guidelines.


Maturity Schedule

 1-14 days ............      40.31%
 15-30 days ...........      42.39%
 31-60 days ...........       0.00%
 61-90 days ...........       0.00%
 91-180 days ..........       3.15%
 181-270 days .........      13.51%
 270+ days ............       0.64%

                   Chase Vista Treasury Plus Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART PLOT POINTS]

Investments  (99.5%)
Cash/Other   (0.5%)

[END PLOT POINTS]

Yields

                                                  7-Day SEC Yield(1)
                                                  ----------------
 Vista Shares                                          4.57%
 Premier Shares                                        4.71%
 Institutional Shares                                  4.91%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.
(1) The yield for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 4.46% for Vista Shares, 4.65% for Premier Shares and 4.82% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Treasury Plus Money Market Fund
Portfolio of Investments August 31, 1999
(Amounts in Thousands)

  Principal
   Amount    Issuer                                Value
==========================================================
             U.S. Treasury Securities -- 62.7%
----------------------------------------------------------
             U.S. Treasury Bills -- 45.5%
$  39,652     4.22%, 09/09/99                    $  39,615
   63,000     4.88%, 09/02/99                       62,991
1,350,000     5.20%, 09/15/99                    1,347,272
                                                 ---------
                                                 1,449,878
                                                 ---------
             U.S. Treasury Notes -- 17.2%
  100,000     5.38%, 01/31/00                      100,057
   50,000     5.50%, 02/29/00                       50,182
   20,000     6.25%, 05/31/00                       20,195
  250,000     6.88%, 03/31/00                      252,862
  125,000     7.13%, 02/29/00                      126,366
                                                 ---------
                                                   549,662
                                                 =========
             Total U.S. Treasury Securities      1,999,540
             (Cost $1,999,540)
==========================================================
            Repurchase Agreements -- 36.9%
----------------------------------------------------------
  378,225     Goldman Sachs & Co., 5.40%, due
               09/01/99 (Dated 08/31/99,
               Proceeds $378,282, Secured by
               USTR, 5.63% through 14.00%,
               due 03/31/00 through 02/15/28,
               Market Value $385,790)              378,225
  400,000     Merrill Lynch & Co., Inc., 5.40%,
               due 09/01/99 (Dated 08/31/99,
               Proceeds $400,060, Secured by
               USTR, 5.25% through 14.00%,
               due 12/31/99 through 11/15/28,
               Market Value $407,081)              400,000
  200,000     Morgan Stanley Dean Witter, 5.50%,
               due 09/01/99 (Dated 08/31/99,
               Proceeds $200,031 Secured by
               USTR, 7.88% through 12.00%,
               due 11/15/04 through 08/15/13,
               Market Value $205,000)              200,000


                       See notes to financial statements.

Chase Vista Treasury Plus Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount     Issuer                                Value
=================================================================
Repurchase Agreements -- (continued)
=================================================================
$   200,000    Salomon Smith Barney, Inc., 5.30%,
                due 09/01/99 (Dated 08/31/99,
                Proceeds $200,029, Secured by
                USTR, 5.50% through 8.50%, due
                05/31/00 through 08/15/05,
                Market Value $204,086)             $  200,000
=================================================================
               Total Repurchase Agreements          1,178,225
               (Cost $1,178,225)
=================================================================
               Total Investments -- 99.6%          $3,177,765
               (Cost $3,177,765)*
=================================================================

Index:
* -- The cost of securities is substantially the same for federal income tax purposes.
USTR -- U.S. Treasury Notes & Bonds.

                       See notes to financial statements.

                      Chase Vista Federal Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                  Objective   High current income consistent with
                              capital preservation

        Primary investments   Direct obligations of the U.S. Treasury
                              including Treasury bills, bonds and notes
                              as well as obligations issued or
                              guaranteed by the U.S. Treasury
                              and its Agencies

       Suggested investment   Short-term
                 time frame

      Share classes offered   Vista, Premier and Institutional Shares

                 Net assets   $1.1 Billion

           Average maturity   84 days

                 S&P Rating   Not Rated

             Moody's Rating   Not Rated

                NAIC Rating   Not Rated


Maturity Schedule

 1-14 days ............      51.90%
 15-30 days ...........       9.19%
 31-60 days ...........       2.71%
 61-90 days ...........       4.09%
 91-180 days ..........       7.29%
 181-270 days .........      14.42%
 270+ days ............      10.40%

                      Chase Vista Federal Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART PLOT POINTS]

Investments  (99.0%)
Cash/Other   (1.0%)

[END PLOT POINTS]

Yields

                                                  7-Day SEC Yield(1)
                                                  ----------------
 Vista Shares                                          4.61%
 Premier Shares                                        4.81%
 Institutional Shares                                  5.05%


Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.
(1) The yields for Vista Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.55% for Vista Shares and 4.97% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Federal Money Market Fund
Portfolio of Investments August 31, 1999
(Amounts in Thousands)

  Principal
    Amount    Issuer                          Value
=================================================================
              U.S. Government Agency
-----------------------------------------------------------------
              Obligations -- 99.3%
-----------------------------------------------------------------
              Federal Farm Credit Bank, Debenture -- 2.3%
$   25,000     5.43%, 06/21/00                         $   25,000
                                                       ----------
              Federal Farm Credit Bank,
              Discount Notes -- 6.6%
    50,000     4.72%, 04/25/00                             48,446
    25,000     5.29%, 05/26/00                             24,015
                                                       ----------
                                                           72,461
                                                       ----------
              Federal Farm Credit Bank, FRN -- 19.1%
    20,000     5.02%, 03/10/00                             19,994
   100,000     5.14%, 03/23/00                             99,973
    50,000     5.30%, 04/27/00                             49,984
    40,000     5.31%, 05/25/00                             39,986
                                                       ----------
                                                          209,937
                                                       ----------
              Federal Home Loan Bank,  Debentures -- 6.4%
    20,000     4.90%, 02/04/00                             19,999
    25,000     4.95%, 02/24/00                             24,965
    25,000     5.22%, 03/17/00                             25,000
                                                       ----------
                                                           69,964
                                                       ----------
              Federal Home Loan Bank, Discount Notes -- 18.4%
     4,500     4.30%, 10/22/99                              4,473
    10,000     4.55%, 01/24/00                              9,817
    25,000     4.60%, 01/28/00                             24,524
    40,000     4.71%, 03/31/00                             38,891
    21,061     4.80%, 03/03/00                             20,544
    10,000     5.20%, 07/07/00                              9,552
    25,000     5.23%, 06/16/00                             23,950
    22,500     5.27%, 07/21/00                             21,433
    25,000     5.38%, 07/28/00                             23,763
    15,177     5.40%, 09/01/99                             15,177
    10,000     5.47%, 08/25/00                              9,455
                                                       ----------
                                                          201,579
                                                       ----------


                       See notes to financial statements.

Chase Vista Federal Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount     Issuer                         Value
=================================================================
U.S. Government Agency Obligations -- (continued)
=================================================================
               Federal Home Loan Bank, FRN -- 28.2%
$    50,000     5.04%, 07/06/00                        $   49,979
     44,500     5.22%, 05/12/00                            44,474
     50,000     5.24%, 11/09/99                            49,994
     65,000     5.29%, 04/14/00                            64,980
     75,000     5.30%, 03/17/00                            74,980
     25,000     5.35%, 01/26/00                            25,000
                                                       ----------
                                                          309,407
                                                       ----------
               Student Loan Marketing Association,
               Debenture -- 2.3%
     25,000     4.90%, 10/27/99                            25,000
                                                       ----------
               Student Loan Marketing Association,
               FRN -- 16.0%
     25,000     5.02%, 12/03/99                            24,996
     75,000     5.19%, 09/15/99                            74,998
     50,000     5.30%, 04/05/00                            49,985
     25,000     5.33%, 02/10/00                            24,996
                                                       ----------
                                                          174,975
=================================================================
               Total Investments -- 99.3%              $1,088,323
               (Cost $1,088,323)*
=================================================================

Index:
* -- The cost of securities is substantially the same for federal income tax purposes.
FRN -- Floating Rate Notes: The maturity date shown is the actual maturity date; the rate shown is the rate in effect at August 31, 1999.


                       See notes to financial statements.

                        Chase Vista Cash Management Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                            Objective   High current income consistent with
                                        capital preservation

                  Primary investments   High quality, short-term, U.S. dollar-
                                        denominated money market instruments

      Suggested investment time frame   Short-term

                Share classes offered   Vista, Premier and Institutional Shares

                           Net assets   $7.7 Billion

                     Average maturity   83 days

                           S&P Rating   Not Rated

                       Moody's Rating   Not Rated

                          NAIC Rating   Not Rated


Maturity Schedule

 1-14 days ............      26.68%
 15-30 days ...........      13.65%
 31-60 days ...........      17.68%
 61-90 days ...........      12.07%
 91-180 days ..........       9.84%
 181-270 days .........      12.51%
 270+ days ............       7.57%

                        Chase Vista Cash Management Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART PLOT POINTS]

Investments  (98.0%)
Cash/Other    (2.0%)

[END PLOT POINTS]

Yields

                                                  7-Day SEC Yield(1)
                                                  ------------------
 Vista Shares                                          4.86%
 Premier Shares                                        5.00%
 Institutional Shares                                  5.19%

Past performance is not a guarantee of future results. Yields will fluctuate.
An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.
(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.83% for Vista Shares, 4.95% for Premier Shares and 5.12% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999
(Amounts in Thousands)

   Principal
    Amount
     (USD)     Issuer                               Value
=================================================================
Notes & Bonds -- 13.7%
=================================================================
               U.S. Government Agency Obligations -- 1.5%
               -------------------------------------------
$    40,000     Federal Home Loan Bank,
                 5.06%, 03/09/00                  $   40,000
     75,000     Federal Home Loan Mortgage Corp.,
                 Discount Note,
                 4.95%, 09/10/99                      74,908
                                                  ----------
               Total U.S. Government
               Agency Obligations                    114,908
                                                  ----------
               (Cost $114,908)
               State & Municipal Obligations -- 0.2%
               -------------------------------------
     16,000     Racine, Wisconsin, Unified School
                 District, TAN, 5.55%, 10/15/99       16,000
                                                  ----------
               (Cost $16,000)
               Corporate Notes & Bonds -- 12.0%
               --------------------------------
               Asset Backed Securities -- 2.9%
     50,000     Asset Backed Capital LTD
                 (Channel Islands), #,
                 5.28%, 06/01/00                      50,000
                Beta Finance Corp., Inc.,
                 (Channel Islands), #,
     23,000      5.20%, 03/01/00                      23,000
     30,000      5.22%, 03/06/00                      30,000
     45,000      5.27%, 05/15/00                      45,000
                CC USA Inc. (Centauri Corp.), #,
     50,000      5.18%, 04/25/00                      50,000
     24,000      5.68%, 06/15/00                      24,000
                                                  ----------
                                                     222,000
                                                  ----------
               Automotive -- 2.2%
     66,000     Chrysler Financial Co., LLC,
                 5.85%, 05/15/00                      66,334
                Ford Motor Credit Co.,
     13,000      7.50%, 11/15/99                      13,062
     13,980      9.25%, 03/01/00                      14,253
                PACCAR Financial Corp.,
      4,000      5.49%, 11/01/99                       4,003
      3,000      6.23%, 03/15/00                       3,016


                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                   Value
=================================================================
Notes & Bonds -- (continued)
=================================================================
$   46,000     Toyota Motor Credit Corp.,
                5.76%, 07/06/00                      $   46,000
    25,000     VW Credit Inc., #, 5.67%, 07/13/00        24,982
                                                     ----------
                                                        171,650
                                                     ----------
              Banking -- 2.0%
     5,000     BankAmerica Corp.,
                9.70%, 08/01/00                           5,159
               Wells Fargo Bank, N.A.,
   100,000      5.31%, 03/31/00                          99,971
    50,000      5.31%, 04/03/00                          49,982
                                                     ----------
                                                        155,112
                                                     ----------
              Construction Machinery -- 0.7%
               Caterpillar Financial Services Corp.,
    48,000      5.72%, 07/07/00                          48,000
     5,000      5.80%, 03/15/00                           5,013
                                                     ----------
                                                         53,013
                                                     ----------
              Financial Services -- 4.0%
     8,800     Associates Corp. of North America,
                9.13%, 04/01/00                           8,988
    10,000     Commercial Credit Co.,
                6.13%, 03/01/00                          10,048
               International Lease Finance Corp.,
    38,000       5.35%, 03/06/00                         38,000
    22,150       6.63%, 08/15/00                         22,268
    94,000     Merrill Lynch & Co., Inc.,
                5.56%, 06/30/00                          94,000
               U.S. Central Credit Union, MTN,
    42,000       5.08%, 04/19/00                         41,985
    92,000       5.14%, 04/24/00                         91,996
                                                     ----------
                                                        307,285
                                                     ----------
              Retailing -- 0.2%
               Wal-Mart Stores Inc.,
    10,000      5.65%, 02/01/00                          10,022
     5,360      5.85%, 06/01/00                           5,369
                                                     ----------
                                                         15,391
                                                     ----------


                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount
     (USD)     Issuer                                Value
=================================================================
Notes & Bonds -- (continued)
=================================================================
               Total Corporate Notes & Bonds       $  924,451
               (Cost $924,451)
=================================================================
               Total Notes & Bonds                  1,055,359
               (Cost $1,055,359)
=================================================================
Corporate Commercial Paper -- 21.5%
=================================================================
               Asset Backed Securities -- 8.1%
                Alpine Security Corp.,
$   100,000      5.15%, 09/02/99                       99,986
     65,000      5.17%, 09/20/99                       64,824
     14,263     Asset Backed Capital LTD
                 (Channel Islands),
                 4.85%, 10/01/99                       14,205
     21,500     CC USA Inc. (Centauri Corp.), #,
                 5.30%, 09/29/99                       21,413
                Edison Asset Securitization LLC,
     39,301      5.12%, 09/01/99                       39,301
     50,000      5.12%, 09/10/99                       49,936
    155,000     Moriarty LLC, 5.31%, 09/23/99         154,504
     50,000     Redwood Receivable Corp.,
                 5.37%, 10/07/99                       49,733
     91,951     Westways Funding LTD,
                 5.25%, 09/13/99                       91,792
     34,000     Variable Funding Capital Corp., #,
                 5.23%, 09/10/99                       33,956
                                                   ----------
                                                      619,650
                                                   ----------
               Automotive -- 3.1%
                Daimler-Chrysler North America
                 Corp., (Germany),
     40,000      4.79%, 09/08/99                       39,963
     50,000      5.36%, 12/10/99                       49,268
     50,000      5.81%, 02/15/00                       48,690
    100,000     Ford Motor Credit Co.,
                 5.35%, 12/03/99                       98,641
                                                   ----------
                                                      236,562
                                                   ----------


                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                    Value
=================================================================
Corporate Commercial Paper -- (continued)
=================================================================
              Banking -- 1.4%
$   50,000     Abbey National Treasury Services
                PLC, (United Kingdom),
                5.25%, 12/15/99                       $   49,250
    25,000     Credit Suisse First Boston
                (Switzerland), 4.83%, 10/05/99            24,886
    36,000     San Paolo U.S. Financial Co., (Italy),
                4.93%, 09/08/99                           35,965
                                                      ----------
                                                         110,101
                                                      ----------
              Construction Machinery -- 0.4%
    33,000     Caterpillar Financial Services Corp.,
                5.36%, 11/29/99                           32,569
                                                      ----------
              Financial Services -- 8.0%
    30,000     American Express Credit Corp.,
                5.15%, 09/08/99                           29,970
   100,000     Associates Corp. of North America,
                5.58%, 09/01/99                          100,000
               Associates First Capital Corp.,
    50,000       5.40%, 12/09/99                          49,268
    50,000       5.40%, 12/10/99                          49,261
               Cargill Inc.,
    14,000      5.58%, 01/13/00, #                        13,718
    25,000      5.82%, 01/25/00                           24,424
    37,173     Enterprise Funding Corp.,
                5.30%, 09/16/99                           37,091
   200,000     General Electric Capital Corp.,
                5.60%, 09/01/99                          200,000
               USAA Capital Corp.,
    38,300      5.26%, 09/28/99                           38,150
    25,000      5.84%, 02/16/00                           24,337
               Nationwide Building Society, (United
               Kingdom),
    30,000      5.26%, 12/17/99                           29,541
    24,000      5.49%, 01/14/00                           23,519
                                                      ----------
                                                         619,279
                                                      ----------


                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                   Value
=================================================================
Corporate Commercial Paper -- (continued)
=================================================================
              Telecommunications -- 0.5%
               Lucent Technologies Inc.,
$   23,570      5.25%, 09/30/99                      $   23,471
    13,550      5.78%, 02/28/00                          13,169
                                                     ----------
                                                         36,640
=================================================================
              Total Corporate Commercial Paper        1,654,801
              (Cost $1,654,801)
=================================================================
Floating Rate Notes & Bonds -- 49.6%
=================================================================
              U. S. Government Agency Obligations
              (FRN) -- 1.3%
              -------------
   100,000     Federal Home Loan Bank,
                5.38%, 09/02/00                          99,971
                                                     ----------
               (Cost $99,971)
              State & Municipal Obligations (FRDN) -- 1.8%
              --------------------------------------------
              California -- 1.4%
    66,690     California Housing Finance Agency,
                Home Mortgage,
                Ser. M, Rev., 5.40%, 09/01/99            66,690
    20,000     California Pollution Control
                Financing Authority,
                Environmental Improvement, Shell
                Oil Co., Project B, Rev., 5.32%,
                09/01/99                                 20,000
    22,000     Sacramento County, California, Rev.,
                5.30%, 09/01/99                          22,000
                                                     ----------
                                                        108,690
                                                     ----------
              Illinois -- 0.1%
     6,100     Illinois Health Facilities Authority,
                Taxable, Loyola University Health,
                Ser. C, Rev., 5.25%, 09/01/99             6,100
                                                     ----------
              Missouri -- 0.2%
    16,200     SSM Healthcare, Missouri Health
                Facilities, Ser. E, Rev., 5.53%,
                09/01/99                                 16,200
                                                     ----------


                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                 Value
=================================================================
Floating Rate Notes & Bonds -- (continued)
=================================================================
              Texas -- 0.1%
$   10,000     Texas, Veterans Housing, Fund II,
                Ser. B-2, GO, 5.31%, 09/01/99      $   10,000
                                                   ----------
              Total State & Municipal
              Obligations (FRDN)                      140,990
                                                   ----------
              (Cost $140,990)
              Corporate Notes & Bonds (FRN) -- 46.5%
              --------------------------------------
              Asset Backed Securities -- 6.8%
               Asset Backed Capital LTD (Channel
                Islands), #,
    50,000      5.27%, 04/24/00                        50,000
    50,000      5.58%, 05/15/00                        50,000
    50,000     CC USA Inc. (Centauri Corp.), #,
                5.30%, 01/18/00                        49,991
               Certificates Linked to Asset Backed
                Certificates, (LINCS), #,
    50,000      Ser. 1998-3, 5.32%, 01/15/00           50,000
   100,000      Ser. 1998-4, Class 1,
                 5.28%, 02/18/00                      100,000
    50,000      Ser. 1999-2, 5.31%, 04/15/00           50,000
    75,000     Structured Products Asset Return
                Certificate, Series 98-1, #, 5.55%,
                11/27/00                               75,000
   100,000     Triangle Funding LTD, Ser.
                1998-1A, Class 1, #,
                5.35%, 10/15/99                       100,000
                                                   ----------
                                                      524,991
                                                   ----------
              Automotive--6.8%
               Ford Motor Credit Co.,
   178,000      5.49%, 08/18/00                       177,898
    27,000      5.52%, 09/25/00                        27,078
    45,000     PACCAR Financial Corp.,
                5.19%, 11/08/99                        44,995


                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                   Value
=================================================================
Floating Rate Notes & Bonds -- (continued)
=================================================================
               Toyota Motor Credit Corp.,
$   35,000      5.28%, 10/06/99                      $   34,999
    92,000      5.29%, 09/23/99                          92,000
    10,000      5.35%, 10/19/99                          10,000
   134,000      5.50%, 08/18/00                         134,000
                                                     ----------
                                                        520,970
                                                     ----------
              Banking -- 10.1%
   100,000     Abbey National Treasury Services
                PLC, (United Kingdom),
                5.37%, 11/17/99                          99,975
               American Express Centurion Bank,
    75,000      5.28%, 09/21/99                          75,000
   100,000      5.28%, 11/16/99                         100,000
    43,000      5.60%, 05/16/00                          43,000
   100,000     Bank One Corp., 5.12%, 10/01/99           99,997
    95,000     Comerica Bank, 5.38%, 11/09/99            95,000
    50,000     FCC National Bank,
                5.51%, 05/26/00                          49,983
    54,000     First Union National Bank,
                5.57%, 08/29/00                          54,000
    95,000     Norwest Financial Inc.,
                5.33%, 10/28/99                          95,000
    52,000     PNC Bank, NA, 5.29%, 10/14/99             52,000
    10,000     Wells Fargo Bank, N.A.,
                5.76%, 11/02/99                          10,008
                                                     ----------
                                                        773,963
                                                     ----------
              Construction Machinery -- 3.2%
               Caterpillar Financial Services Corp.,
    14,500      5.20%, 03/10/00                          14,514
    40,000      5.31%, 11/02/99                          40,000
    75,000      5.31%, 07/07/00                          75,000
    75,000      5.32%, 10/28/99                          75,000
    15,000      5.45%, 11/16/99                          15,000
    30,000      5.47%, 05/18/00                          30,011
                                                     ----------
                                                        249,525
                                                     ----------


                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                  Value
=================================================================
Floating Rate Notes & Bonds -- (continued)
=================================================================
              Financial Services -- 6.9%
$   25,000     Bear Stearns Co., Inc.,
                5.35%, 11/12/99                     $   25,004
               Goldman Sachs Group, Inc., MTN,
    75,000      5.31%, 08/07/00                         75,000
    42,000      5.38%, 01/26/00                         42,000
   148,000      Ser. A, #, 5.39%, 04/11/00             148,000
    55,000      5.51%, 01/07/00                         55,000
    25,000     International Lease Finance Corp.,
                4.85%, 11/08/99                         24,997
               Merrill Lynch & Co., Inc.,
    20,000      5.39%, 01/31/00                         20,007
    50,000      5.41%, 08/04/00                         50,017
    12,000      5.64%, 08/03/00                         12,031
    32,100      5.85%, 02/15/00                         32,161
    25,000     Morgan Stanley Dean Witter, 5.24%,
                09/15/99                                25,000
    25,000     Sanwa Business Credit Corp., #,
                5.17%, 03/13/00                         25,012
                                                    ----------
                                                       534,229
                                                    ----------
              Insurance -- 7.7%
    50,000     AIG Funding Inc.,
                5.38%, 10/01/99                         50,000
   100,000     G E Financial Assurance,
                5.12%, 03/01/00                        100,000
               General American Life Insurance Co.,
    75,000      5.33%, 02/17/00                         74,250
    90,000      5.34%, 12/09/99                         89,100
   100,000     Jackson National Life Insurance Co.,
                5.43%, 01/18/00                        100,000
    50,000     MetLife Funding Inc., #,
                5.04%, 06/01/00                         50,000
    75,000     Security Life of Denver Insurance
                Co., 5.14%, 03/24/00                    75,000
    50,000     Travelers Insurance Co.,
                5.36%, 04/24/00                         50,000
                                                    ----------
                                                       588,350
                                                    ----------


                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount
     (USD)     Issuer                                   Value
===================================================================
Floating Rate Notes & Bonds -- (continued)
===================================================================
               Telecommunications -- 2.3%
$   175,000     AT&T Corp., 5.27%, 07/13/00           $  174,867
                                                      ----------
               Utilities -- 2.7%
     62,000     Baltimore Gas & Electric Co.,
                 4.97%, 09/01/99                          62,002
    142,000     National Rural Utilities Co., Ser. C,
                 MTN, 5.32%, 11/23/99                    142,000
                                                      ----------
                                                         204,002
                                                      ----------
               Total Corporate Notes & Bonds (FRN)     3,570,897
               (Cost $3,572,547)
===================================================================
               Total Floating Rate Notes & Bonds       3,811,858
               (Cost $3,813,508)
===================================================================
Deposits -- 13.6%
===================================================================
               Time Deposit -- 2.1%
               --------------------
    158,803     BNP U.S. Finance Corp., (France),
                 5.56%, 09/01/99                         158,803
                                                      ----------
                 (Cost $158,803)
               Certificates of Deposit -- 4.7%
               -------------------------------
                FCC National Bank,
     50,000      5.23%, 12/16/99                          50,000
     50,000      5.23%, 12/17/99                          50,000
                Fleet National Bank, FRN,
    140,000      5.34%, 10/22/99                         140,000
     50,000      5.37%, 12/06/99                          49,994
     73,000      5.53%, 04/17/00                          72,982
                                                      ----------
               Total Certificates of Deposit             362,976
                                                      ----------
               (Cost $362,976)
               Certificates of Deposit (Yankee) -- 6.8%
               ----------------------------------------
     75,000     Canadian Imperial Bank of
                 Commerce (Canada),
                 5.20%, 02/29/00                          74,989
     27,000     Commerzbank AG (Germany),
                 5.12%, 04/25/00                          26,988
     10,000     Credit Suisse First Boston
                 (Switzerland), 5.60%, 01/25/00           10,000


                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                     Value
===================================================================
Deposits -- (continued)
===================================================================
$   50,000     National Westminster Bank PLC,
                (United Kingdom),
                5.28%, 04/03/00                        $   49,995
    50,000     Rabobank Nederland--Cooeperatieve
                Centrale Raiffeisen-Boerenleenbank
                B.A. (Netherlands), 5.18%, 03/28/00        49,986
    96,000     Royal Bank of Canada, (Canada),
                5.12%, 03/20/00                            95,985
    18,000     Svenska Handelsbanken Inc.,
                (Sweden), 5.23%, 03/01/00                  18,003
               UBS Finance Inc., (Switzerland), FRN,
    60,000      5.41%, 06/01/00                            59,978

    40,000      5.53%, 06/06/00                            39,988
    99,000      5.76%, 07/06/00                            98,968
                                                       ----------
              Total Certificates of Deposit (Yankee)      524,880
              (Cost $524,880)
===================================================================
              Total Deposits                            1,046,659
              (Cost $1,046,659)
===================================================================
              Repurchase Agreements -- 1.3%
   100,000     Merrill Lynch & Co., Inc., 5.50%,
                due 09/01/99 (Dated 8/31/99,
                Proceeds $100,015, Secured
                by U.S. Government Agency
                Obligations, 5.63% through 8.50%,
                03/15/01 through 01/13/14,
                Market Value $102,004)                    100,000
              (Cost $100,000)
===================================================================
              Total Investments -- 99.7%               $7,668,677
              (Cost $7,670,327)*
===================================================================


                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

Index:
* -- The cost of securities is substantially the same for federal income tax purposes.
#    -- Security may only be sold to qualified institutional buyers.

FRDN -- Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999. FRN -- Floating Rate Note: The maturity date shown is the actual maturity date; the rate shown is the rate in effect at August 31, 1999.
GO   -- General Obligation Bond.
TAN  -- Tax Anticipation Notes.
MTN  -- Medium Term Note.
Rev. -- Revenue Bond.


                       See notes to financial statements.

                      Chase Vista Prime Money Market Fund
                             as of August 31, 1999
                                  (unaudited)

Fund Facts

                          Objective     High current income consistent with
                                        capital preservation

                Primary investments     High quality, short-term, U.S. dollar-
                                        denominated money market instruments

    Suggested investment time frame     Short-term

              Share classes offered     Vista, Premier, Institutional, B and
                                        C Shares

                         Net assets     $9.8 Billion

                   Average maturity     53 days

                        S&P Rating*     AAA

                    Moody's Rating*     Aaa

                       NAIC Rating*     Class 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.


Maturity Schedule

 1-14 days ............      45.90%
 15-30 days ...........      22.80%
 31-60 days ...........      10.42%
 61-90 days ...........       2.47%
 91-180 days ..........       8.40%
 181-270 days .........       5.89%
 271+ days ............       4.12%

                       Chase Vista Prime Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART PLOT POINTS]

Investments  (99.3%)
Cash/Other    (0.7%)

[END PLOT POINTS]

Yields

                                                  7-Day SEC Yield(1)
                                                  ---------------
 B Shares                                              4.17%
 C Shares                                              4.13%
 Vista Shares                                          4.83%
 Premier Shares                                        4.97%
 Institutional Shares                                  5.16%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.
(1) The yields for B Shares, Vista Shares, Premium Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.13% for B Shares, 4.78% for Vista Shares, 4.92% for Premier Shares, and 5.08% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999
(Amounts in Thousands)

   Principal
    Amount
     (USD)     Issuer                              Value
=================================================================
Notes & Bonds -- 6.2%
=================================================================
               U.S. Government Agency Obligations -- 0.1%
               ------------------------------------------
$    15,000     Federal Home Loan Bank,
                 Discount Note, 4.66%,
                 02/07/00                        $   14,691
                                                 ----------
                (Cost $14,691)
               Corporate Notes & Bonds -- 6.1%
               -------------------------------
               Asset Backed Securities -- 5.3%
                Beta Finance Corp., Inc.,
                 (Channel Islands), #,
     50,000       5.08%, 02/10/00                    50,000
     50,000       5.13%, 01/11/00                    50,000
     60,000       6.02%, 08/15/00                    60,000
                CC USA Inc. (Centauri Corp.), #,
     75,000      5.09%, 02/10/00                     75,000
     60,000      5.75%, 07/20/00                     60,000
     35,000     Dorada Finance Inc., #,
                 5.60%, 06/07/00                     35,000
                K2 (USA) LLC, #,
     25,000      5.60%, 06/12/00                     25,000
     35,000      5.68%, 06/15/00                     35,000
                Sigma Finance Corp.,
                 (Channel Islands), #,
     50,000       5.14%, 02/10/00                    50,000
     30,000       5.19%, 02/25/00                    30,000
     50,000       5.38%, 03/13/00                    50,000
                                                 ----------
                                                    520,000
                                                 ----------
               Banking -- 0.3%
     25,000     Abbey National Treasury Services
                 PLC, (United Kingdom), (Yankee),
                 5.24%, 03/01/00                     24,993
                                                 ----------
               Financial Services -- 0.5%
     50,000     U.S. Central Credit Union, MTN,
                 5.08%, 04/19/00                     49,982
                                                 ----------


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount
     (USD)     Issuer                                Value
=================================================================
Notes & Bonds -- (continued)
=================================================================
               Total Corporate Notes & Bonds       $  594,975
               (Cost $594,975)
=================================================================
               Total Notes & Bonds                    609,666
               (Cost $609,666)
=================================================================
Corporate Commercial Paper -- 34.2%
=================================================================
               Asset Backed Securities -- 23.8%
                Alpine Security Corp.,
$   100,481      5.17%, 09/07/99                      100,394
     43,921      5.25%, 09/01/99                       43,921
     72,958      5.30%, 09/10/99                       72,861
                Atlantis One Funding,
     50,000      5.77%, 02/25/00                       48,582
     35,000      5.85%, 02/14/00                       34,056
     73,375     Bavaria TRR Corp., (Germany), #,
                 5.20%, 09/10/99                       73,280
     24,500     Bavaria Universal Funding, #,
                 4.87%, 09/01/99                       24,500
     35,000     Beta Finance Corp., Inc., (Channel
                 Islands), #, 5.00%, 02/07/00          34,227
                Blue Ridge Asset Funding Corp.,
     33,000      5.18%, 09/03/99                       32,991
    225,000      5.33%, 09/20/99                      224,367
    110,000     Dakota Certificate Program
                 (Citibank Credit Card Master
                 Trust 1), 5.18%, 09/07/99            109,905
                Dorada Finance Inc., #,
     60,000       5.59%, 04/28/00                      57,764
     65,000       5.74%, 05/05/00                      62,439
                Giro Funding Corp.,
     50,241       5.18%, 09/07/99                      50,198
     70,000       5.18%, 09/13/99                      69,879
                Grand Funding Corp.,
     50,000      5.32%, 09/22/99                       49,845
     50,000      5.79%, 02/14/00, #                    48,665
     16,081     Greenwich Funding Corp.,
                 5.25%, 09/01/99                       16,081


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                 Value
=================================================================
Corporate Commercial Paper -- (continued)
=================================================================
$   46,240     International Securitization Corp.,
                5.27%, 09/23/99                    $   46,091
               Montauk Funding Corp.,
   125,000      5.31%, 09/22/99                       124,613
   150,000      5.32%, 09/13/99                       149,734
    80,000     Moriarty LLC, 5.30%, 09/24/99           79,729
    73,000     Parthenon Receivable Funding
                LLC, #, 5.22%, 09/10/99                72,905
               Sheffield Receivables Corp.,
   100,000      5.18%, 09/03/99                        99,971
   150,200      5.30%, 09/21/99                       149,758
    74,700      5.33%, 09/24/99                        74,446
    50,000     Silver Tower US Funding LLC, #,
               5.30%, 09/24/99                         49,831
               Special Purpose Accounts
                Receivable Cooperative Corp., #,
    61,550      5.23%, 09/07/99                        61,496
   236,000      5.33%, 09/22/99                       235,266
    37,104     Victory Receivables, 5.28%,
                09/01/99                               37,104
                                                   ----------
                                                    2,334,899
                                                   ----------
              Banking -- 1.3%
    50,000     Banco Bozano Simonsen SA
                (Spain), 5.60%, 06/15/00               47,760
    20,000     Banco Itau SA (Cayman Islands),
                5.80%, 05/12/00                        19,182
    60,000     United Mexican States,
                5.18%, 12/01/99                        59,214
                                                   ----------
                                                      126,156
                                                   ----------
              Financial Services -- 5.8%
    75,000     CXC Inc., 5.17%, 09/13/99               74,871
    45,466     Kitty Hawk Funding Corp.,
               5.26%, 09/01/99                         45,466
    50,000     Nacional Financiera, S.N.C.,
               (United Kingdom), 5.00%,
               11/19/99                                49,451


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount
     (USD)     Issuer                                Value
=================================================================
Corporate Commercial Paper -- (continued)
=================================================================
$   131,569     Three Rivers Funding Corp.,
                 5.33%, 09/20/99                   $  131,199
    129,200     Trident Capital Finance (France),
                 5.17%, 09/13/99                      128,977
                Tulip Funding Corp. (Netherlands),
     87,906      5.20%, 09/07/99                       87,830
     50,000      5.22%, 09/10/99, #                    49,935
                                                   ----------
                                                      567,729
                                                   ----------
               Hotels/Other Lodging -- 0.5%
     50,000     Accor SA (France), 5.21%,
                 09/07/99                              49,957
                                                   ----------
               Oil & Gas -- 0.8%
     75,000     BP Capital PLC (United
                 Kingdom), 5.38%, 02/07/00             73,218
                                                   ----------
               Sovereign/Other -- 2.0%
                Comision Federal De Electricidad
                 (Germany),
     50,000      5.20%, 09/07/99                       49,957
     75,000      5.35%, 09/15/99                       74,844
     75,000      5.35%, 09/20/99                       74,788
                                                   ----------
                                                      199,589
                                                   ----------
               Total Corporate Commercial Paper     3,351,548
               (Cost $3,351,548)
=================================================================
Floating Rate Notes & Bonds -- 43.2%
=================================================================
               State & Municipal Obligations (FRDN) -- 0.3%
               --------------------------------------------
               California -- 0.2%
     17,000     Kern County, California Pension
                 Obligation, Taxable, Medical
                 Options Period, Cr-7T, Rev.,
                 5.29%, 09/01/99                       17,000
      2,645     Stanislaus County, California
                 Pension Obligation, Medical
                 Options Period, Taxable, Rev.,
                 5.29%, 09/01/99                        2,645
                                                   ----------
                                                       19,645
                                                   ----------


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
   Amount
    (USD)    Issuer                              Value
=============================================================
Floating Rate Notes & Bonds -- (continued)
=============================================================-
             Michigan -- 0.1%
$   5,796    Sault Ste Marie Michigan Tribe
              Building Authority, Taxable,
              Rev., 5.65%, 09/01/99            $    5,796
                                               ----------
             Texas -- 0.0%
    3,600     Texas State, Taxable, Medical
               Options Period, Rev.,
               5.29%, 09/01/99                      3,600
                                               ----------
             Total State & Municipal
             Obligations (FRDN)                    29,041
                                               ----------
             (Cost $29,041)
             Corporate Notes & Bonds (FRN) -- 42.9%
             --------------------------------------
             Asset Backed Securities -- 25.2%
   75,000     Asset Securitization Coop Corp.
               (ASCC), 5.60%, 02/25/00             75,000
   75,000     Bavaria Universal Funding, #,
               5.35%, 02/11/00                     74,993
              Beta Finance Corp., Inc.,
               (Channel Islands), #,
   50,000      5.28%, 10/26/99                     49,994
   70,000      5.57%, 07/27/00                     70,000
              CC USA Inc. (Centauri Corp.), #,
   30,000      5.21%, 10/26/99                     29,996
   30,000      5.25%, 10/22/99                     29,996
   50,000      5.31%, 04/26/00                     49,997
  100,000      5.46%, 05/22/00                     99,993
   60,000      6.10%, 09/07/00                     60,000
  127,000     Corporate Asset Funding,
               5.29%, 03/15/00                    127,000
              Dorada Finance Inc., #,
   70,000      5.27%, 07/17/00                     69,979
   75,000      5.62%, 09/05/00                     75,000
  100,000     Four Winds Funding Corp., #,
               5.47%, 02/18/00                    100,000
              K2 (USA) LLC, #,
  100,000      5.37%, 08/15/00                    100,000
   70,000      5.48%, 05/30/00                     70,000


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount
     (USD)     Issuer                                Value
=================================================================
Floating Rate Notes & Bonds -- (continued)
=================================================================
                Restructured Asset Securities with
                 Enhanced Returns, (RACERS), #,
$   136,000      1998 Ser. MM-12, Act 1,
                 5.56%, 01/12/00                   $  136,000
    100,000      1999 Ser. MM-16 (France),
                 5.20%, 06/02/00                      100,000
     25,000     Short Term Repackage Asset Trust
                 Securities (STRATS), 1999,
                 Ser. C., #, 5.32%, 04/13/00           25,000
                Sigma Finance Corp.,
                 (Channel Islands), #,
     35,000      5.36%, 10/12/99                       35,000
    100,000      5.38%, 06/30/00                      100,000
     25,000      5.47%, 05/25/00                       24,995
     25,000      5.48%, 04/25/00                       25,000
     75,000      5.55%, 01/26/00                       75,000
                SMM Trust, #,
     80,000      1999 Ser. B, 5.20%, 03/15/00          80,000
     70,000      1999 Ser. C, 5.37%, 01/26/00          70,000
     40,000      1999 Ser. E, 5.32%, 04/05/00          40,000
     35,000      1999 Ser. E, 5.36%, 04/05/00          35,000
     50,000      1999 Ser. E, 5.45%, 03/15/00          50,000
    136,957      1999 Ser. G, 5.27%, 06/05/00         136,957
     25,000     Special Purpose Accounts
                 Receivable Cooperative Corp., #,
                 5.44%, 02/22/00                       25,000
                Structured Enhanced Return Trust,
                 (STEERS), #,
     62,820      1997 Ser. A-31, 5.45%,
                  01/25/00                             62,820
     25,000      1998 Ser. A-38, 5.40%,
                  03/23/00                             25,000
     52,783      1998 Ser. A-39, 5.40%,
                  04/25/00                             52,783
     49,960      1998 Ser. A-42, 5.59%,
                  08/25/00                             49,960


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Principal
    Amount
     (USD)     Issuer                                  Value
===================================================================
Floating Rate Notes & Bonds -- (continued)
===================================================================
$   242,200     Triangle Funding LTD, Ser.
                 1998-1A, Class 1, #, 5.35%,
                 10/15/99                            $  242,200
                                                     ----------
                                                      2,472,663
                                                     ----------
               Automotive -- 0.6%
     55,000     Toyota Motor Credit Corp.
                 (Japan), 5.31%, 10/07/99                55,000
                                                     ----------
               Banking -- 2.6%
     16,000     American Express Centurion Bank,
                 5.46%, 05/25/00                         16,000
     70,000     BankAmerica Corp.,
                 5.42%, 03/16/00                         69,989
    120,000     Bayerische Landesbank
                 Girozentrale, (Germany),
                 5.50%, 08/02/00                        119,945
     50,000     Deutsche Bank AG (Germany),
                 5.08%, 04/12/00                         49,979
                                                     ----------
                                                        255,913
                                                     ----------
               Financial Services -- 14.4%
                General Electric Capital Corp.,
    140,000      5.29%, 05/03/00                        140,000
    120,000      5.39%, 05/12/00                        120,000
                Goldman Sachs Group LP, #,
     90,000      5.05%, 08/11/00                         90,000
    200,000      5.23%, 11/05/99                        200,000
     70,000      5.39%, 01/31/00                         70,000
                Morgan Stanley Dean Witter,
     35,000      5.23%, 03/13/01                         35,000
     50,000      5.24%, 03/15/01                         50,000
     55,000      5.34%, 05/15/01                         55,004
    150,000      5.67%, 02/04/00                        150,000
     73,200     First Allmerica Financial Life
                 Insurance Co., 5.25%, 04/07/00          73,200
                General American Life Insurance Co.,
     45,000      5.28%, 09/01/99                         44,550
     67,500      5.28%, 09/01/00                         66,825


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                   Value
===================================================================
Floating Rate Notes & Bonds -- (continued)
===================================================================
               General American Life Insurance Co.,
$   22,500      5.35%, 02/17/00                      $   22,275
   252,440      5.40%, 03/01/00                         249,916
     1,000      5.40%, 04/07/00                             990
    46,500     Jackson National Life Insurance
                Co., 5.66%, 09/01/03                     46,500
                                                     ----------
                                                      1,414,260
                                                     ----------
              Utilities -- 0.1%
     9,000     Hydro Quebec (Canada),
                5.29%, 01/15/22                           9,000
                                                     ----------
              Total Corporate Notes & Bonds (FRN)     4,206,836
              (Cost $4,210,720)
===================================================================
              Total Floating Rate Notes & Bonds       4,235,877
              (Cost $4,239,761)
-------------------------------------------------------------------
Deposits -- 17.2%
===================================================================
              Time Deposits -- 5.0%
              ---------------------
   190,000     Norwest Bank of Minnesota, NA,
                5.69%, 09/01/99                         190,000
   104,687     Societe Generale (France), 5.56%,
                09/01/99                                104,687
   200,000     SouthTrust Bank NA, 5.63%,
                09/01/99                                200,000
                                                     ----------
              Total Time Deposits                       494,687
                                                     ----------
              (Cost $494,687)
              Certificates of Deposit (Yankee) -- 12.2%
              -----------------------------------------
    70,000     ABN AMRO North America
                Finance Inc. (Netherlands),
                5.10%, 02/23/00                          69,987
    35,000     Banco Bilboa Vizcaya SA (Spain),
                5.62%, 06/14/00                          34,989
   100,000     Banco Popolare di Milano (Italy),
                5.35%, 09/27/99                         100,001
    50,000     Bank Austria AG (Austria),
                5.20%, 05/08/00                          49,983


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

  Principal
    Amount
    (USD)     Issuer                                     Value
===================================================================
Deposits -- (continued)
===================================================================
               Barclays Bank PLC, FRN, (United
                Kingdom),
$   70,000      5.39%, 03/15/00                        $   69,978
   100,000      5.39%, 05/12/00                            99,959
               Bayerische Landesbank
                Girozentrale, FRN, (Germany),
    50,000      5.10%, 04/10/00                            49,979
   200,000      5.39%, 04/12/00                           199,934
    50,000     Deutsche Bank AG, FRN,
                (Germany), 5.38%, 04/26/00                 49,980
               Landesbank Hessen-Thuringen
                Girozentrale (Germany),
    83,500      5.19%, 02/29/00                            83,484
   100,000      5.25%, 09/07/99                           100,002
              Rabobank Nederland--
               Cooeperatieve Centrale
                Raiffeisen-Boerenleenbank B.A.
                (Netherlands),
    50,000      5.02%, 01/11/00                            49,995
    47,000      5.11%, 02/16/00                            46,994
    90,000     UBS Finance Inc., (Switzerland),
                5.12%, 02/23/00                            89,988
               Union Bank of Switzerland
                (Switzerland),
    50,000      5.25%, 03/10/00                            49,987
    50,000      5.70%, 07/10/00                            49,979
                                                       ----------
              Total Certificates of Deposit (Yankee)    1,195,219
              (Cost $1,195,219)
===================================================================
              Total Deposits                            1,689,906
              (Cost $1,689,906)
===================================================================
              Total Investments -- 100.8%              $9,886,997
              (Cost $9,890,881)*
===================================================================


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

Index:
* -- The cost of securities is substantially the same for federal income tax purposes.
#    -- Security may only be sold to qualified institutional buyers.
FRN  -- Floating Rate Note: The maturity date is the actual maturity date; the rate in effect at August 31, 1999.
FRDN -- Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999. MTN -- Medium Term Note.
Rev  -- Revenue Note.


                       See notes to financial statements.

                     Chase Vista Tax Free Money Market Fund
                              as of August 31, 1999
                                  (unaudited)

Fund Facts

                          Objective     High current tax free income consistent
                                        with capital preservation*

                Primary investments     Short-term municipal obligations

    Suggested investment time frame     Short-term

              Share classes offered     Vista, Premier and Institutional Shares

                         Net assets     $1.4 Billion

                   Average maturity     44 days

                       S&P Rating**     AAA

                     Moody's Rating     Not rated

                        NAIC Rating     Not rated

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

**This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.


Maturity Schedule

 1-14 days ..........      74.79%
 15-30 days .........       1.18%
 31-60 days .........       4.39%
 61-90 days .........       2.48%
 91+ days ...........      17.16%

                     Chase Vista Tax Free Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART PLOT POINTS]

Investments  (99.2%)
Cash/Other    (0.8%)

[END PLOT POINTS]

Yields

                                 7-Day                     Taxable
                            SEC Yield(1)             Equivalent Yield(2)
 Vista Shares                  2.71%                       4.49%
 Premier Shares                2.75%                       4.55%
 Institutional Shares          3.04%                       5.03%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yield for Vista Shares, Premier Shares and Institutional Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield for Vista Shares would have been 2.55%, 2.71% for Premier Shares and 2.91% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 39.6%

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999
(Amounts in Thousands)

  Principal
   Amount    Issuer                                      Value
=======================================================================
State & Municipal Obligations -- 98.6%
=======================================================================
             Alabama -- 4.3%
$  12,000     Alabama State, Public School & College
               Authority, Ser. 101, PUTTERS, FRDN,
               3.34%, 09/02/99                           $   12,000
              Birmingham, Alabama,
    5,000      FRDN, 3.20%, 09/02/99                          5,000
    3,450      Ser. A, FRDN, 3.20%, 09/02/99                  3,450
    9,000      Ser. A, FRDN, 3.25%, 09/02/99                  9,000
              Columbia, Alabama, IDB, PCR,
               Alabama Power Co.,
    5,050      Ser. A, FRDN, 2.95%, 09/01/99                  5,050
    1,200      Ser. C, FRDN, 3.25%, 09/01/99                  1,200
    6,650     Daphine, Alabama, Special Care Facilities
               Financing Authority, Presbyterian
               Retirement, Ser. A, FRDN, 3.20%,
               09/02/99                                       6,650
   12,900     Port City Medical Clinic Board, Mobile,
               Alabama, Infirmary Health Systems,
               Ser. B, FRDN, 3.20%, 09/02/99                 12,900
    3,300     University of Alabama, Ser. B, FRDN,
               3.20%, 09/01/99                                3,300
                                                         ----------
                                                             58,550
                                                         ----------
             Arizona -- 0.6%
    2,500     Arizona Educational Loan Marketing
               Corp., Sr. Ser., Rev., 5.75%, 09/01/99         2,500
    5,000     Salt River Project, Arizona, Ser. A, Rev.,
               5.50%, 01/01/00                                5,038
                                                         ----------
                                                              7,538
                                                         ----------
             Arkansas -- 1.8%
              Arkansas Hospital Equipment Financing
               Authority,
    3,000      Baptist Health Project, FRDN, 3.30%,
                09/02/99                                      3,000
    3,600      Pooled Financing Program, FRDN,
                3.35%, 09/01/99                               3,600
    4,000     Arkansas State, IDR, Stratton Seed Co.
               Project, FRDN, 3.45%, 09/02/99                 4,000


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                    Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$ 5,500     Columbia County, Arkansas, Solid Waste
             Disposal, Albemarle Corp. Project,
             FRDN, 3.45%, 09/02/99                   $    5,500
  8,750     Miller County, Arkansas, Solid Waste
             Disposal, Tyson Foods Inc. Project,
             FRDN, 3.35%, 09/02/99                        8,750
                                                     ----------
                                                         24,850
                                                     ----------
           California -- 1.0%
            Student Education Loan Marketing
             Corp., California Student Loan,
  4,000      Ser. A, FRDN, 3.25%, 06/01/00                4,000
  9,000      Ser. A, FRDN, 3.30%, 09/02/99                9,000
                                                     ----------
                                                         13,000
                                                     ----------
           Colorado -- 3.3%
            Colorado Student Obligation Board
             Authority,
  5,000      Ser. A-2, FRDN, 3.35%, 09/01/99              5,000
  2,500      Ser. A-3, FRDN, 3.35%, 09/01/99              2,500
            Denver, Colorado, City & County Airport,
 22,230      Ser. 136, FRDN, 3.34%, 09/02/99             22,230
 15,580      Ser. 153, FRDN, 3.34%, 09/02/99             15,580
                                                     ----------
                                                         45,310
                                                     ----------
           District of Columbia -- 1.3%
            District of Columbia,
  1,400      George Washington University, Ser. A,
              FRDN, 3.35%, 09/01/99                       1,400
  4,470      Pooled Loan Program, Ser. A, FRDN,
              3.30%, 09/02/99                             4,470
  4,755      Water & Sewer Authority, FRDN,
             3.34%, 09/02/99                              4,755
            Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Water & Sewer Rev.,
             District of Columbia, Ser. 98-5202,
             FRDN, #,
  6,155      3.34%, 09/02/99                              6,155
                                                     ----------
                                                         16,780
                                                     ----------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                           Value
==========================================================================
State & Municipal Obligations -- (continued)
==========================================================================
           Florida -- 10.5%
$ 15,000    Capital Finance Authority, Florida
             Hospital Association, Ser. A, FRDN,
             3.30%, 09/01/99                                $   15,000
            Dade County, Florida, Housing Finance
             Authority,
   2,770     Kendall Ct. Apartments, FRDN,
              3.25%, 09/02/99                                    2,770
   2,070     Star Creek Apartments, FRDN,
              3.25%, 09/02/99                                    2,070
            Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, #,
  10,100     Jacksonville, Florida, Ser. 96-0902,
              FRDN, 3.39%, 09/02/99                             10,100
    6,805    Jacksonville, Florida, Ser. 96C-0915,
              FRDN, 3.25%, 12/01/99                              6,805
            Florida Housing Finance Agency,
             Multi-Family Housing,
   4,700     Beneva Project, Ser. C, FRDN,
              3.30%, 09/02/99                                    4,700
   5,000     Kings Project, Ser. D, FRDN,
              3.30%, 09/02/99                                    5,000
   1,300     South Pointe Project, Ser. J, FRDN,
              3.24%, 09/01/99                                    1,300
   4,000     Twin Colony Project, Ser. EE, FRDN,
              3.30%, 09/01/99                                    4,000
   4,000    Greater Orlando Aviation, CP,
             3.54%, 12/15/99                                     4,000
           Gulf Breeze, Florida, Local Government
             Loan Program,
  18,540     Ser. B, FRDN, 3.25%, 09/02/99                      18,540
  17,105     Ser. C, FRDN, 3.25%, 09/02/99                      17,105
   8,000    Jacksonville, Florida, Educational Facilities,
             Jacksonville University Project, FRDN,
              3.25%, 09/02/99                                    8,000
   1,000    Jacksonville, Florida, Health Facilities, River
             Garden Project, FRDN, 3.25%,
             09/01/99                                            1,000


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                       Value
======================================================================
State & Municipal Obligations -- (continued)
======================================================================
$ 5,000     Orange County, Florida, Health Facilities
             Authority, Presbyterian Retirement
             Project, FRDN, 3.35%, 09/02/99             $    5,000
  4,000     Orange County, Florida, Housing Finance
             Authority, Ser. A-3, 3.40%, 06/01/00            4,000
  7,500     Pasco County, Florida, School Board,
             FRDN, 3.20%, 09/02/99                           7,500
  5,000     Polk County, Florida, IDA, Farmland Hydro
             LP Project, FRDN, 3.30%, 09/02/99               5,000
  5,000     Sunshine State, CP, 3.50%, 02/17/00              5,000
  4,500      The University of North Florida
             Foundation Inc., FRDN, 3.35%,
             09/02/99                                        4,500
  5,600     University Athletic Association, University
             of Florida Stadium Project, FRDN,
             3.10%, 09/01/99                                 5,600
  5,580     Volusia County, Florida, Health Facilities
             Authority, Ser. A, FRDN, 3.25%,
             09/02/99                                        5,580
                                                        ----------
                                                           142,570
                                                        ----------
           Georgia -- 10.5%
  1,100     Atlanta, Georgia, Airport Facilities,
             Ser. B, 5.25%, 01/01/00                         1,108
  1,000     Bibb County, Georgia, Ser. C, FRDN,
             3.42%, 09/02/99                                 1,000
  2,335     Carroll County, Georgia, School District,
             3.10%, 04/01/00                                 2,335
  9,900     Columbia County, Georgia, Elderly
             Authority, FRDN, 3.30%, 09/01/99                9,900
  7,000     Crisp County, Georgia, Solid Waste
             Management Authority, FRDN,
             3.40%, 09/02/99                                 7,000
 15,100     Eagle Tax Exempt Trust Weekly Option
             Mode, Certificate, Ser. 97C-1002,
             FRDN, #, 3.34%, 09/02/99                       15,100
  2,200     Elbert County & Elberton & Bowman
             Georgia Development Authority, IDR,
             FRDN, 3.25%, 09/02/99                           2,200


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
==================================================================
State & Municipal Obligations -- (continued)
==================================================================
$  3,240    Fayette County, Georgia, School District,
             GO, 4.50%, 03/01/00                      $    3,260
  10,000    Fulco, Georgia, Hospital Authority,
             Piedmont Hospital Project, FRDN,
             3.30%, 09/01/99                              10,000
            Fulton County, Georgia, Development
             Authority,
   1,000     Arthritis Foundation Inc. Project,
              FRDN, 3.30%, 09/01/99                        1,000
   1,600      FRDN, Rev., 3.35%, 09/02/99                  1,600
            Fulton County, Georgia, Housing
             Authority, Multi-Family Housing,
   7,000     Hampton Hills Apartments Project,
              FRDN, 3.25%, 09/01/99                        7,000
   8,400     Holcomb Landing Apartments,
              FRDN, 3.30%, 09/01/99                        8,400
  13,860     Residential Revenue Construction,
              FRDN, 3.30%, 09/01/99                       13,860
   4,215    Georgia Municipal Association Pooled
             Bond, FRDN, 3.30%, 09/01/99                   4,215
  28,000    Georgia Municipal Gas Authority, Gas
             Portfolio II Project, Ser. C, FRDN,
             3.75%, 09/01/99                              28,000
   4,755    Macon-Bibb County, Georgia, Hospital
             Authority, Medical Center of Centra
             Georgia, FRDN, 3.30%, 09/01/99                4,755
   6,325    Marietta Georgia, Housing Authority
             Multi-Family, Concepts 21 Apartments,
             FRDN, 3.20%, 09/01/99                         6,325
  15,000    Richmond County, Georgia, Hospital
             Authority, University Health Services
             Inc. Project, FRDN, 3.30%,
             09/01/99                                     15,000
                                                      ----------
                                                         142,058
                                                      ----------
           Hawaii -- 0.1%
   2,000    Hawaii State Airports Systems, Ser. 2,
             5.45%, 07/01/00                               2,034
                                                      ----------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                       Value
======================================================================
State & Municipal Obligations -- (continued)
======================================================================
           Idaho -- 0.4%
$  5,000    Idaho State, TAN, 4.25%, 06/30/00           $    5,034
                                                        ----------
           Illinois -- 2.5%
            Chicago, Illinois,
   2,625     Floating Rate Certificates, Ser. 126,
              FRDN, 3.34%, 09/02/99                          2,625
   4,000     Single Family Mortgage, Ser. B, Rev.,
              3.25%, 04/01/00                                4,000
   3,000    Cook County, Illinois, GO, 7.38%,
             11/01/99-                                       3,080
            Illinois Development Financing Authority,
             IDR,
   3,405     CFC International Inc. Project, FRDN,
              3.37%, 09/02/99                                3,405
   1,500     Revcor Inc. Project, FRDN, 3.37%,
              09/01/99                                       1,500
   1,935     Toughy LTD Partnership Project,
              FRDN, 3.37%, 09/01/99                          1,935
   2,000     Valspar Corp. Project, FRDN,
              3.35%, 09/02/99                                2,000
   2,035    Illinois Health Facilities Authority,
             SwedishAmerican Hospital, 7.40%,
             04/01/00-                                       2,125
   2,000    Kane County, Illinois, GO, 6.63%,
             12/01/99                                        2,017
   2,995    Libertyville, Illinois, Industrial Revenue,
             Libertyville Manor Project, FRDN,
             3.30%, 09/02/99                                 2,995
   8,500    Lisle, Illinois, Multi-Family, Ashley of
             Lisle Project, FRDN, 3.25%,
             09/01/99                                        8,500
                                                        ----------
                                                            34,182
                                                        ----------
           Indiana -- 3.1%
   7,500    Indiana Health Facilities Financing
             Authority, Community Hospitals
             Project, Ser. B, FRDN,
             3.31%, 09/02/99                                 7,500


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                   Value
==================================================================
State & Municipal Obligations -- (continued)
==================================================================
$ 22,200    Indiana State Development Finance
             Authority, PCR, Southern Indiana
             Gas & Electric Co., Ser. C, FRDN,
             3.05%, 03/01/00                        $   22,200
   1,595    Lafayette Indiana Economic Development,
             Health Quest Realty XI, FRDN,
             3.31%, 09/02/99                             1,595
   5,000    Mount Vernon, Indiana, CP, 3.40%,
             09/07/99                                    5,000
     715    Muncie Indiana Economic Development,
             Health Quest Realty Project, FRDN,
             3.31%, 09/02/99                               715
   5,400    Sullivan, Indiana, PCR, National Rural,
             CP, 3.35%, 09/02/99                         5,400
                                                    ----------
                                                        42,410
                                                    ----------
           Iowa -- 0.6%
            Iowa Student Loan Liquidity Corp.,
   6,000     Ser. A, Rev., 4.10%, 12/01/99               6,013
   1,500     Ser. C, Rev., 6.38%, 03/01/00               1,518
                                                    ----------
                                                         7,531
                                                    ----------
           Kansas -- 0.3%
   2,150    Spring Hill, Kansas, IRB, Abrasive
             Engineering Project, FRDN,
             3.37%, 09/02/99                             2,150
   1,650    Wichita, Kansas, Airport Facilities,
             Cessna Citation Center Project,
             Ser III, FRDN, 3.40%, 09/01/99              1,650
                                                    ----------
                                                         3,800
                                                    ----------
           Kentucky -- 0.1%
   1,950    Kentucky Higher Education Student
             Loan Corp., Insured Student Loan,
             Ser. D, 6.55%, 12/01/99                     1,966
                                                    ----------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                   Value
==============================================================
State & Municipal Obligations -- (continued)
==============================================================
           Louisiana -- 2.6%
            Jefferson Parish, Louisiana, Home
             Mortgage Authority,
$ 2,255      Ser. A-2, Rev., 3.65%, 06/30/00        $    2,255
  2,745      Ser. B-2, Rev., 3.65%, 06/30/00             2,745
  9,175     Louisiana Housing Finance Agency
             Mortgage, Single Family, Ser. C,
             FRDN, 3.35%, 06/01/00                       9,175
            Louisiana Public Facilities Authority,
  7,785      Supplemental Student Loan, Ser. B,
              Rev., 8.13%, 12/01/99                      7,882
  5,575      Tiger Athletic Foundation Project,
              FRDN, 3.29%, 09/02/99                      5,575
  1,675     New Orleans, Louisiana, Aviation Board,
             Ser. A, FRDN, 3.30%, 09/01/99               1,675
  6,525     New Orleans, Louisiana, Home Mortgage
             Authority, Single Family Mortgage, Ser.
             2, FRDN, 3.15%, 12/01/99                    6,525
                                                    ----------
                                                        35,832
                                                    ----------
           Maryland -- 0.6%
  8,605     Howard County, Maryland, Multi-Family
             Housing, Sherwood Crossing LTD,
             FRDN, 3.30%, 06/01/00                       8,605
                                                    ----------
           Massachusetts -- 1.8%
 14,170     Massachusetts Bay Transportation
             Authority, Ser. 112, PUTTERS,
             FRDN, 3.24%, 09/02/99                      14,170
  4,500     Massachusetts State, Ser. B, GO, 9.25%,
             07/01/00                                    4,712
  1,185     Massachusetts State, Housing Finance
             Agency, Housing Development, Ser. A,
             Rev., 3.85%, 12/01/99                       1,187
  4,500     Massachusetts State, Water Resources
             Authority, Ser. A, Rev., 7.50%,
             04/01/00-                                   4,701
                                                    ----------
                                                        24,770
                                                    ----------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                    Value
===============================================================
State & Municipal Obligations -- (continued)
===============================================================
           Michigan -- 0.7%
$ 4,100     Delta County, Michigan Economic
             Development Corp., Environmental
             Improvement, Mead Escanaba Paper,
             Ser. D, FRDN, 3.15%, 09/01/99           $    4,100
  1,000     Grand Rapids, Michigan Sanitation
             Sewer System, Rev., 7.00%, 01/01/00-         1,032
  3,000     Michigan State, Hospital Finance
             Authority, Oakwood Hospital, Ser. B,
             Rev., 7.20%, 08/01/00-                       3,155
  1,175     Michigan State, Strategic Fund LTD,
             Wayne Disposal, Oakland Project,
             FRDN, 3.30%, 09/01/99                        1,175
                                                     ----------
                                                          9,462
                                                     ----------
           Minnesota -- 0.2%
  3,300     Minnesota State, FRDN, 3.34%,
             09/02/99                                     3,300
                                                     ----------
           Mississippi -- 1.8%
  3,590     Mississippi Business Financial Corp.,
             IDR, Choctaw Maid Farms, Inc.
             Project, FRDN, 3.40%, 09/01/99               3,590
  2,755     Mississippi Higher Education, Ser. B,
             Rev., 4.95%, 09/01/99                        2,755
 40,000     Mississippi State, Highway Revenue,
             Ser. 39, Capital Appreciation, Rev.,
             0.00%, 02/01/00-                            18,636
                                                     ----------
                                                         24,981
                                                     ----------
           Missouri -- 1.7%
            Kansas City, Missouri, IDA,
  3,500      Livers Bronze Co. Project, FRDN,
             3.45%, 09/01/99                              3,500
  4,045      Multi-Family Housing, Woodlands
              Partners Project, FRDN, 3.25%,
              09/02/99                                    4,045
  1,000     Macon, Missouri, IDA, Health Care Realty
            Macon, FRDN, 3.35%, 09/01/99                  1,000


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                   Value
===============================================================
State & Municipal Obligations -- (continued)
===============================================================
$ 1,600     Missouri Higher Education Loan
             Authority, Ser. B, FRDN, 3.50%,
             09/01/99                               $    1,600
            Missouri State, Health & Educational
             Facilities Authority,
  3,500      Charles R-6 School, Ser. J, GO,
              4.25%, 09/19/00                            3,518
  6,900      Washington University, Ser. C,
              FRDN, 3.00%, 09/01/99                      6,900
  1,900      Webster Groves School, Ser. K, GO,
              4.25%, 09/19/00                            1,910
  1,000     Osage Beach, Missouri, IDA, Health
             Care Realty Osage, FRDN, 3.35%,
             09/01/99                                    1,000
                                                    ----------
                                                        23,473
                                                    ----------
           Montana -- 0.1%
  2,000     Montana, Higher Education Student
             Loan, Ser. B, Rev., 4.90%, 12/01/99         2,008
                                                    ----------
           Nebraska -- 0.4%
  3,000     Omaha, Nebraska, Public Power District,
             Nebraska Electric, Ser. D, Rev.,
             4.40%, 02/01/00                             3,016
  2,100     Sidney, Nebraska, IDR, Pennington
             Seed, Inc. Project, FRDN, 3.40%,
             09/01/99                                    2,100
                                                    ----------
                                                         5,116
                                                    ----------
           Nevada -- 2.0%
  1,000     Carson City, Nevada, School District,
             GO, 6.80%, 04/01/00-                        1,038
 19,800     Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Clark County, Ser.
             98-2801, FRDN, #, 3.34%, 09/02/99          19,800
  1,975     Nevada Housing Division, Single-Family
             Program, Ser. C-2, FRDN, 3.40%,
             10/01/99                                    1,975


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
================================================================
State & Municipal Obligations -- (continued)
================================================================
$ 4,400     Nevada State, Municipal Securities
             Trust Receipts, Ser. SGB-31, FRDN,
             3.34%, 09/02/99                          $    4,400
                                                      ----------
                                                          27,213
                                                      ----------
           New Hampshire -- 0.1%
  1,655     New Hampshire State Business
             Financing Authority Industrial
             Facilities, Nickerson Assembly Co.,
             FRDN, 3.50%, 09/01/99                         1,655
                                                      ----------
           New Mexico -- 0.9%
  2,000     Albuquerque, New Mexico, Water &
             Sewer Systems, Ser. A, Rev., 4.10%,
             07/01/00                                      2,009
  10,000     Santa Fe, New Mexico, Gross Receipts
             Tax, Wastewater Systems, Ser. B,
             FRDN, 3.30%, 09/01/99                        10,000
                                                      ----------
                                                          12,009
                                                      ----------
           New York -- 2.8%
            New York City, New York,
  4,000      Sub-Ser. A-7, FRDN, 3.10%, 09/01/99           4,000
  4,500      Sub-Ser. E-2, FRDN, 3.10%, 09/01/99           4,500
  4,450      Sub-Ser. E-5, FRDN, 3.10%, 09/01/99           4,450
 14,430     New York State, Dorm Authority, Floating
             Rate Certificates, Insured, St. John's
             University, Ser. 45, FRDN, 3.29%,
             09/02/99                                     14,430
 10,000     New York State, Local Government
             Assistance Corp., Ser. B, FRDN,
             3.15%, 09/01/99                              10,000
                                                      ----------
                                                          37,380
                                                      ----------
           North Carolina -- 0.9%
  2,000     Gaston County, North Carolina, Industrial
             Facilities & Pollution Control Financing
             Authority, Quality Metal Project, FRDN,
             3.40%, 09/02/99                               2,000


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                  Value
================================================================
State & Municipal Obligations -- (continued)
================================================================
$  900      Guilford County, North Carolina,
             Industrial Facilities & Pollution
             Control Financing Authority, Neal
             Manufacturing, FRDN,
             3.40%, 09/02/99                       $      900
 3,000      North Carolina, Medical Care
             Community, Lutheran Retirement
             Project, FRDN, 3.30%, 09/02/99             3,000
 6,700      Winston Salem, North Carolina,
             Municipal Leasing Corp., FRDN,
             3.20%, 09/02/99                            6,700
                                                   ----------
                                                       12,600
                                                   ----------
           Ohio -- 2.5%
 3,660      Clermont County, Ohio, Hospital
             Facilities Mercy Health, Ser. A, Rev.,
             7.50%, 09/01/99~                           3,733
            Cleveland, Ohio,
 1,500       Airport Systems, Ser. D, FRDN,
              3.30%, 09/01/99                           1,500
 7,000       Income Tax, FRDN, 3.30%, 09/01/99          7,000
10,000      Clinton County, Ohio, Ohio Hospital
             Capital Inc., FRDN, 3.35%, 09/01/99       10,000
 3,700      Columbus, Ohio, Ser. 1, FRDN, 3.15%,
             09/02/99                                   3,700
 7,230      Franklin County Ohio Hospital, U.S.
             Health Corp., Ser. A, Rev., 3.25%,
             09/02/99                                   7,230
 1,500      Montgomery County, Ohio, Multi-Family
             Housing, Pedcor Investments, Lyons
             Gate, Ser. A, FRDN, 3.30%, 09/02/99        1,500
                                                   ----------
                                                       34,663
                                                   ----------
           Oklahoma -- 0.4%
 5,000      Oklahoma, Development Finance
             Authority, Oklahoma Hospital
             Association, Ser. A, FRDN,
             3.35%, 09/01/99                            5,000
                                                   ----------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
================================================================
State & Municipal Obligations -- (continued)
================================================================
           Oregon -- 0.3%
$ 4,700     Oregon State, Ser. 73-E, FRDN, 3.00%,
             09/01/99                                 $    4,700
                                                      ----------
           Pennsylvania -- 4.8%
 12,725     Allegheny County, Pennsylvania, Port
             Authority Grant, Anticipation
             Notes, RAN, 4.00%, 06/30/00                  12,798
 15,000     Berks County, Pennsylvania, IDA, Health
             Care-Lutheran Services, Ser. A, FRDN,
             3.25%, 09/01/99                              15,000
 15,850     Emmaus, Pennsylvania, General Authority,
             FRDN, 3.25%, 09/02/99                        15,850
            Montgomery County, Pennsylvania, Higher
             Education & Health Authority,
  1,610      Bryn Mawr Hospital Project, Rev.,
              7.38%, 12/01/99~                             1,658
  3,040      Philadelphia Presbyterian Project, FRDN,
              3.30%, 09/02/99                              3,040
            Philadelphia, Pennsylvania,
  2,035      Hospitals & Higher Education Facilities
             Authority, Ser. A, Rev., 5.00%,
             05/15/00                                      2,059
  4,425      Redevelopment Authority, Housing,
              Multi-Family Courts Project A,
              FRDN, 3.25%, 09/02/99                        4,425
  4,000      School District, Ser. B, TRAN,
              4.00%, 06/30/00                              4,018
  1,000     Pocono Mountain, Pennsylvania, School
             District, Ser. AA, GO, 5.45%,
             10/01/99                                      1,002
            York, Pennsylvania, General Authority,
  1,000       FRDN, 3.30%, 09/02/99                        1,000
  4,000       Sub-Ser. A, FRDN, 3.25%, 09/02/99            4,000
                                                      ----------
                                                          64,850
                                                      ----------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
=================================================================
State & Municipal Obligations -- (continued)
=================================================================
           Rhode Island -- 0.7%
$ 3,700     Rhode Island, Industrial Facilities Corp.,
             Blackstone Valley Electric Co., FRDN,
             3.35%, 09/07/99                           $    3,700
            Rhode Island State, Health & Educational
             Building Corp.,
  1,280      Johnson & Wales University, Rev,
              8.38%, 04/01/00-                              1,342
  3,960      Women & Infants Hospital, FRDN,
              3.55%, 09/01/99                               3,960
                                                       ----------
                                                            9,002
                                                       ----------
           South Carolina -- 2.4%
  1,000     Greenville County, South Carolina,
             School District, GO, 4.13%, 03/01/00           1,004
  5,000     Kershaw County, South Carolina, IDR,
             New South Inc. Project, FRDN,
             3.35%, 09/02/99                                5,000
            South Carolina, Jobs Economic
             Development Authority,
  4,500      Catholic Diocese, South Carolina
              Project, FRDN, 3.35%, 09/02/99                4,500
 10,000      Health Facilities, Greenville Baptist
              Project, FRDN, 3.25%, 09/02/99               10,000
  8,500      Seeber USA Project, FRDN, 3.40%,
              09/02/99                                      8,500
  1,000    South Carolina State, Ser. W, GO,
             6.25%, 05/01/00~                               1,039
  2,860     South Carolina State, Public Service
             Authority, Ser. A, 4.80%, 07/01/00             2,891
                                                       ----------
                                                           32,934
                                                       ----------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                        Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
           Tennessee -- 7.5%
$ 6,900     Clarksville, Tennessee, Public Building
             Authority, FRDN, 3.30%, 09/02/99            $    6,900
             Metropolitan Government of Nashville &
              Davidson County,
  7,500       Country Music Hall Of Fame, FRDN,
               3.25%, 09/02/99                                7,500
  2,500      Vanderbilt University, Ser. 85-A, FRDN,
               3.10%, 11/15/00                                2,500
            Sevier County, Tennessee, Public Building
             Authority, Local Government Public
             Improvement,
 11,300      Ser. II-A-1, FRDN, 3.25%, 09/02/99              11,300
  2,500      Ser. II-A-2, FRDN, 3.25%, 09/02/99               2,500
 10,000      Ser. III-D-3, FRDN, 3.25%, 09/02/99             10,000
  5,000      Ser. III-E-2, FRDN, 3.25%, 09/02/99              5,000
  2,500      Ser. III-E-3, FRDN, 3.25%, 09/02/99              2,500
  5,500      Ser. III-G-2, FRDN, 3.25%, 09/02/99              5,500
  6,155     Shelby County, Tennessee, Health
             Educational & Housing Facilities Board,
             Multi-Family Housing, Arbor Lake,
             FRDN, 3.40%, 09/01/99                            6,155
    800     South Pittsburgh, Tennessee, Industrial
             Development, Lodge Manufacturing Co.
             Project, FRDN, 3.40%, 09/01/99                     800
            Tennessee, Housing Development Agency,
 19,205      FLOATS, Ser. 279, 3.55%, 04/06/00               19,205
 15,000      Ser. 1B, FRDN, 3.25%, 06/15/00                  15,000
  6,625     Tennessee State, Ser. 108, PUTTERS,
             FRDN, 3.32%, 09/02/99                            6,625
                                                         ----------
                                                            101,485
                                                         ----------
           Texas -- 15.7%
  1,940     Allen, Texas, Independent School District,
             Ser. A, GO, 6.00%, 02/15/00                      1,964
 10,000     Austin, Texas, Municipal Trust Certificates,
             Medium Term Certificates, No 26-A,
             FRDN, 3.30%, 09/02/99                           10,000


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                        Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
$ 4,150     Bell County, Texas Health Facilities
             Development Corp., Southern
             Healthcare Systems Project C, FRDN,
             3.25%, 09/02/99                             $    4,150
  3,000     Calhoun County, Texas, Navigation
             District, CP, 3.10%, 09/02/99                    3,000
  9,400     Carroll, Texas, Independent School District,
             FRDN, 3.25%, 09/02/99                            9,400
  3,000     Coastal Bend Health Facilities Development
             Corp., Texas Incarnate Word Health
             System Updates, Ser. B, FRDN, 3.32%,
             09/01/99                                         3,000
 15,255     Colorado River, Texas, Municipal Water
             District, Floating Rate Certificates, Ser.
            119, FRDN, 3.29%, 09/02/99                       15,255
  9,250     Dallas County, Texas, Ser. C, FRDN,
             3.30%, 06/15/00                                  9,250
            Dallas-Fort Worth, Texas,
  5,000      International Airport, Flight safety
              Project, FRDN, 3.35%, 09/02/99                  5,000
  2,300      Regional Airport, Ser. A-CR-103, FRDN,
              3.30%, 11/01/99                                 2,300
  5,000      Regional Airport, Ser. A-CR-104, FRDN,
              3.30%, 11/01/99                                 5,000
  5,365      Regional Airport, Ser. A-CR-105, FRDN,
              3.30%, 11/01/99                                 5,365
  1,000      Regional Airport, Ser. A-CR-107, FRDN,
              3.30%, 11/01/99                                 1,000
  6,300     Denton City, Texas, IDR, Hydro Conduit
             Corp., FRDN, 3.35%, 09/01/99                     6,300
  8,250     Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Bexar County, Texas,
             Ser. 94C-4301, FRDN, #, 3.39%,
             09/02/99                                         8,250
            Greater East Texas, Higher Education,
  8,400      Ser. B, FRDN, 3.60%, 09/01/00                    8,400
  8,400      Ser. B, FRDN, 3.85%, 09/01/00                    8,400


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
====================================================================
State & Municipal Obligations -- (continued)
====================================================================
            Greater Texas, Student Loan Corp.,
$ 10,000     Ser. A, Rev., 3.00%, 02/01/00            $   10,000
   2,125     Ser. B, GO, 3.25%, 06/01/00                   2,125
   3,000    Guadalupe Blanco River Authority Texas
             Industrial Development Corp. IDR, The
             BOC Group Inc. Project, FRDN, 3.25%,
             09/02/99                                      3,000
  12,065    Gulf Coast, Texas, IDA, Marine Term,
             Amoco Oil Co. Project, FRDN, 3.15%,
             12/01/99                                     12,065
   3,000    Houston, Texas, CP, 3.20%, 09/02/99            3,000
   1,000    Houston, Texas, Water Conveyance Systems,
             Ser. F, COP, 7.20%, 12/15/99                  1,011
   4,000    Katy Texas Independent School District,
             Ser. A, FRDN, 3.25%, 09/02/99                 4,000
   4,200    Longview, Texas, Collins Industrial Inc.
             Project, FRDN, 3.45%, 09/02/99                4,200
   1,470    Midland, Texas, Independent School
             District, FRDN, 3.25%, 09/02/99               1,470
   4,800    Richardson, Texas, Independent School
             District, Ser. A, FRDN, 3.25%,
             09/02/99                                      4,800
   7,320    San Angelo, Texas, Independent School
             District, FRDN,3.25%, 09/02/99                7,320
            South Texas, Higher Education Authority,
   5,000     FRDN, 3.30%, 09/01/99                         5,000
   2,000     Ser. A-1, Rev., 4.65%, 12/01/99               2,006
   4,200    Tarrant, Texas, Housing Finance Corp.,
             Sierra Project, FRDN, 3.25%, 09/01/99         4,200
            Texas State,
   5,000     Ser. A, TRAN, 4.50%, 08/31/00                 5,038
   3,400     Public Finance Authority, Ser. B,
              GO, 7.10%, 10/01/99~                         3,410
   3,600     Public Finance Authority, Ser. B,
              GO, 7.15%, 10/01/99~                         3,611
   1,925     Public Finance Authority, Ser. C,
              GO, 7.00%, 10/01/99                          1,931


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                        Value
====================================================================
State & Municipal Obligations -- (continued)
====================================================================
            Texas State,
$ 3,000      Turnpike Authority, Floating Rate
              Receipts, Dallas Northway,
              FRDN, 3.32%, 09/02/99                      $    3,000
  4,500      Veterans Housing Assistance, Ser. A-1,
              FRDN, 3.40%, 09/01/99                           4,500
 12,025      Veterans Land, Ser. A, FRDN,
              3.35%, 09/01/99                                12,025
  9,620     Texas Water Development Board, FLOATS,
             Ser. PA-286, FRDN, 3.32%, 09/02/99               9,620
                                                         ----------
                                                            213,366
                                                         ----------
           Utah -- 1.4%
 15,000     Central Utah, Water Conservancy District,
             Ser. E, FRDN, 3.30%, 09/01/99                   15,000
  3,200     Davis County, Utah, School District, GO,
             3.30%, 06/01/00                                  3,196
  1,000     Salt Lake City, Utah, Airport, Ser. C, Rev.,
             4.15%, 12/01/99                                  1,002
                                                         ----------
                                                             19,198
                                                         ----------
           Virginia -- 0.9%
  2,380     Alexandria, Virginia, IDA, FRDN, Rev.,
             3.20%, 09/02/99                                  2,380
  2,000     Harrisonburg, Virginia, Redevelopment &
             Housing Authority, Misty Ridge Project,
             Ser. A, FRDN, 3.31%, 09/02/99                    2,000
  1,000     Roanoke, Virginia, IDA, Hospital, Carilion
             Health Systems, Ser. B, FRDN, 3.25%,
             09/01/99                                         1,000
  2,465     Spotsylvania County, Virginia, IDA,
             Chancellors Project, FRDN, 3.25%,
             09/02/99                                         2,465
  4,390     Virginia State, Public School Authority,
             Ser. 109, PUTTERS, FRDN, 3.32%,
             09/02/99                                         4,390
                                                         ----------
                                                             12,235
                                                         ----------


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                  Value
=============================================================
State & Municipal Obligations -- (continued)
=============================================================
           Washington -- 3.6%
            Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, #,
$ 15,265     Ser. 96C-4705, FRDN, 3.34%,
              09/02/99                             $   15,265
  12,150     Ser. 98-4704, FRDN, 3.34%,
              09/02/99                                 12,150
  11,995    King County, Washington, Floater
             Certificates, Ser. 47, FRDN,
             3.31%, 09/02/99                           11,995
   1,050    King County, Washington, Housing
             Authority, Rev., Auburn Court
             Apartments Project, FRDN, 3.35%,
             09/02/99                                   1,050
   3,600    Port Townsend, Washington, IDR,
             Ser. A, FRDN, 3.20%, 09/02/99              3,600
   1,350    Redmond, Washington Public Corp.,
             Integrated Circuits Project, FRDN,
             3.20%, 09/02/99                            1,350
   2,750    Spokane, Washington, RAN, 3.50%,
             01/31/00                                   2,755
                                                   ----------
                                                       48,165
                                                   ----------
           Wisconsin -- 1.4%
   6,500    Byron Wisconsin IDR, Ocean Spray Inc.,
             FRDN, 3.25%, 09/02/99                      6,500
   9,800    Eagle Tax Exempt Trust, Weekly Option
             Mode, Certificate, Ser. 94-4904, FRDN,
              #, 3.39%, 09/02/99                        9,800
   3,170    Wisconsin State, Ser. A, GO, 4.20%,
             05/01/00                                   3,188
                                                   ----------
                                                       19,488
                                                   ----------
           Total State & Municipal Obligations     $1,341,103
           (Cost $1,341,103)
=============================================================


                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

   Shares   Issuer                          Value
=============================================================
Money Market Fund -- 1.7%
=============================================================
$ 23,400     AIM Tax Free Investment Trust         $   23,400
             (Cost $23,400)
=============================================================
            Total Investments -- 100.3%            $1,364,503
            (Cost $1,364,503)*
=============================================================

Index:
~       -- The maturity date shown is the date of the prerefunded call.
*       -- The cost of securities is substantially the same for federal income tax purposes.
#       -- Security may only be sold to qualified institutional buyers.
COP     -- Certificate of Participation.
CP      -- Commercial Paper.
Dorm    -- Dormitory.
FLOATS  -- Floating Auction Tax-exempts.
FRDN    -- Floating Rate Demand Note: The maturity date shown is the later of the next interest reset date or the put date; the rate shown is the rate in effect at August 31, 1999.
GO      -- General Obligation Bond.
ID      -- Industrial Development.
IDA     -- Industrial Development Authority.
IDB     -- Industrial Development Bond.
IDR     -- Industrial Development Revenue.
IRB     -- Industrial Revenue Bond.
PCR     -- Pollution Control Revenue.
PUTTERS -- Putable Tax Exempt Receipts.
RAN     -- Revenue Anticipation Note.
Rev.    -- Revenue Bond.
TAN     -- Tax Anticipation Note.
TRAN    -- Tax & Revenue Anticipation Note.


                       See notes to financial statements.

                 Chase Vista New York Tax Free Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                  Objective   High current tax free income consistent
                              with capital preservation*

        Primary investments   New York short-term municipal obligations

       Suggested investment
                 time frame   Short-term

      Share classes offered   Vista Shares

                 Net assets   $1.5 Billion

           Average maturity   62 days

                 S&P Rating   Not rated

             Moody's Rating   Not rated

                NAIC Rating   Not rated

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.


Maturity Schedule

 1-7 days .............      70.46%
 8-30 days ............       1.81%
 31-90 days ...........       4.21%
 91-180 days ..........       6.43%
 181-270 days .........       3.51%
 271+ days ............      13.58%

                 Chase Vista New York Tax Free Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART PLOT POINTS]

Investments  (99.0%)
Cash/Other    (1.0%)

[END PLOT POINTS]

Yields

                      7-Day                        Taxable
                    SEC Yield(1)               Equivalent Yield(2)
 Vista Shares         2.65%                        4.95%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.53%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 46.43%

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
=====================================================================
State & Municipal Obligations -- 99.8%
=====================================================================
           Bond Anticipation Notes -- 10.1%
           --------------------------------
$ 2,000     Akron, New York, Central School District,
             4.00%, 06/30/00                           $    2,005
  8,915     Attica, New York, Central School District,
             3.90%, 07/07/00                                8,939
  8,900     Avon, New York, Central School District,
             4.00%, 07/14/00                                8,928
            Batavia, New York,
  2,955       3.50%, 10/15/99                               2,956
  3,276       3.50%, 12/08/99                               3,279
  2,350     Buffalo, New York, Ser. A, 3.50%,
             02/24/00                                       2,356
 10,000     Dansville, New York, Central School
             District, 3.25%, 03/16/00                     10,009
  9,300     East Greenbush, New York, Central School
             District, 3.75%, 06/28/00                      9,324
  5,400     Elmira City, New York, School District,
             4.00%, 07/21/00                                5,416
  2,085     Fort Edward, New York, Union Free School
             District, 3.75%, 06/23/00                      2,092
            Freeport, New York,
  2,490      3.75%, 03/02/00                                2,493
  9,347      Ser. B, 3.88%, 06/15/00                        9,377
  4,950     Jamestown, New York, City School District,
             3.50%, 11/05/99                                4,953
  1,200     Johnson City, New York, 3.75%, 05/30/00         1,204
  4,195     Mayfield, New York, Central School
             District, 3.75%, 06/28/00                      4,207
  2,400     Niagara County, New York, 3.60%,
             06/30/00                                       2,402
 18,526     North Hempstead, New York, 4.00%,
             01/25/00                                      18,554
  4,220     North Rose-Wolcott, New York, Central
             School District, 3.40%, 04/06/00               4,225
  6,000     North Salem, New York, Central School
             District, 3.60%, 10/14/99                      6,001
  9,390     Putnam Valley, New York Central School
             District, 3.25%, 03/03/00                      9,402


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
=================================================================
State & Municipal Obligations -- (continued)
=================================================================
$  5,000    Rochester, New York, Ser. I, 3.50%,
             03/08/00                                 $    5,013
   1,530    Sandy Creek, New York, Central School
             District, 4.00%, 07/14/00                     1,534
   5,010    South Glens Falls, New York, Central
             School District, 3.75%, 09/01/99              5,010
   1,805    Southeast Twin, New York, 3.50%,
             03/24/00                                      1,809
            Sullivan County, New York,
   6,625     Ser. A, 3.25%, 09/17/99                       6,625
     584     Ser. B, 3.50%, 03/17/00                         585
   4,200    Ulster County, New York, 3.50%, 10/14/99       4,201
   8,415    Webb, New York, Union Free School
             District, 3.63%, 06/16/00                     8,436
                                                      ----------
           Total Bond Anticipation Notes                 151,335
                                                      ----------
           (Cost $151,335)
           Commercial Paper -- 1.6%
           ------------------------
            Long Island Power Authority, New York
             State, Electric Systems,
   4,000     3.15%, 09/13/99                               4,000
   4,900     3.40%, 10/07/99                               4,900
            New York City, New York
   6,000     3.40%, 09/10/99                               6,000
   9,000     3.40%, 10/07/99                               9,000
                                                      ----------
           Total Commercial Paper                         23,900
                                                      ----------
           (Cost $23,900)
           General Obligations -- 1.2%
           ---------------------------
     575    Amherst, New York, 4.20%, 12/15/99               577
            Brookhaven, New York,
     750     4.30%, 06/01/00                                 755
     243     South Country Central School District,
              4.30%, 02/01/00                                244
     445    Cheektowaga-Maryvale, New York, Union
             Free School District, 4.90%, 06/15/00           450
     473    Clarence, New York, 3.90%, 12/01/99              474
     288    Clarkstown, New York, Central School
             District, 6.00%, 04/01/00                       292


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                        Value
=======================================================================
State & Municipal Obligations -- (continued)
=======================================================================
$  445      Connetquot, New York, Central School
             District, 4.90%, 06/15/00                   $      450
   850      Corning, New York, 4.70%, 09/01/00                  858
   478      Fayetteville-Manlius, New York, Central
             School District, 4.70%, 06/15/00                   483
   375      Garden City, New York, 4.00%, 05/01/00              377
   365      Geneva, New York, 4.40%, 05/15/00                   368
   575      Harrison, New York, Central School
             District, 6.50%, 03/15/00                          585
   525      Jefferson County, New York, 4.00%,
             09/15/99                                           525
   250      Liverpool, New York, Central School
             District, 7.75%, 07/15/00                          259
   203      Mamaroneck Village, New York, Public
             Improvements, 6.00%, 02/01/00                      205
   560      Mattituck-Cutchogue, New York, Union
             Free School District, 4.90%, 06/15/00              567
 1,100      Nassau County, New York, Ser. H, 7.20%,
             10/15/99                                         1,105
   260      New Castle, New York, Public
             Improvements, 6.00%, 05/15/00                      265
 1,000      New York City, New York, Ser. E, 5.00%,
             02/15/00                                         1,008
   227      Niskayuna, New York, Public
             Improvements, 4.20%, 02/01/00                      228
   623      Orchard Park, New York, Central School
             District, 4.35%, 06/01/00                          628
   445      Ossining, New York, Union Free School
             District, 3.50%, 10/01/99                          445
   210      Otsego County, New York, Public
             Improvements, 3.30%, 02/15/00                      210
   200      Palmyra, New York, Public Improvements,
             4.30%, 05/15/00                                    201
   395      Pavilion, New York, Central School District,
             5.10%, 06/15/00                                    400
   364      Plattsburgh, New York, City School
             District, 4.10%, 02/15/00                          366


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                        Value
=======================================================================
State & Municipal Obligations -- (continued)
=======================================================================
$  480      Riverhead, New York, Central School
             District, 4.25%, 12/01/99                   $      481
 1,330      Rockland County, New York, 4.00%,
             05/01/00                                         1,337
   410      Rotterdam, New York, Public
             Improvements, 4.63%, 06/15/00                      414
   325      Silver Creek, New York, Central School
             District, 4.70%, 06/15/00                          327
 1,660      Suffolk County, New York, Ser. B, 4.75%,
             11/01/99                                         1,665
            Syracuse, New York,
   650       Ser. B, 4.00%, 10/01/99                            650
   340       Ser. E, 6.75%, 12/15/99                            343
   400      Town of Hempstead, New York, Ser. C,
             6.30%, 02/15/00                                    406
   575      Wappingers, New York, Central School
             District, 4.00%, 12/01/99                          576
                                                         ----------
           Total General Obligations                         18,524
                                                         ----------
           (Cost $18,524)
           Revenue Anticipation Notes -- 3.9%
           ----------------------------------
 5,800      Binghamton, New York, City School
             District, 3.63%, 10/01/99                        5,801
 3,600      Camden, New York, Central School
             District, 4.00%, 06/30/00                        3,610
 2,600      Chittenango, New York, Central School
             District, 4.00%, 06/30/00                        2,607
 2,000      Corning, New York, Community College,
             4.25%, 08/18/00                                  2,010
 2,500      Erie County, New York, 4.00%, 10/13/99           2,503
 4,900      Glens Falls, New York, City School District,
             3.75%, 06/30/00                                  4,910
 4,900      Homer, New York, Central School District,
             4.00%, 06/29/00                                  4,914
 4,237      Mexico, New York, Central School District,
             4.00%, 06/21/00                                  4,248
 5,000      Ogdensburg, New York, Enlarged City
             School District, 4.00%, 06/30/00                 5,009


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                       Value
======================================================================
State & Municipal Obligations -- (continued)
======================================================================
$  2,250    Spencer Van Etten, New York, Central
             School District, 4.00%, 07/06/00           $    2,258
   5,500    Tompkins-Seneca-Tioga, New York,
             Board of Cooperative Educational
             Services, 4.25%, 06/30/00                       5,520
   3,900    Tully, New York, Central School
             District, 3.85%, 06/29/00                       3,909
   2,800    Walton, New York, Central School
             District, 4.00%, 06/30/00                       2,808
   5,000    Waverly, New York, Central School
             District, 3.75%, 06/23/00                       5,008
   4,000    Wayne-Finger Lakes, New York, Board
             of Cooperative Educational Services,
             4.00%, 06/29/00                                 4,013
                                                        ----------
           Total Revenue Anticipation Notes                 59,128
                                                        ----------
           (Cost $59,128)
           Revenue Bonds -- 4.4%
           ---------------------
     875    Albany County, New York, Airport
             Authority, Ser. C, 3.50%, 12/15/99                876
   2,000    Dutchess County, New York Resource
             Recovery Agency, Solid Waste
             Management, Ser. A, 7.50%, 01/01/00-            2,069
            New York City, Educational Construction
             Fund,
   1,700     Ser. A, 7.00%, 10/01/99~                        1,731
   2,000     Ser. A, 7.13%, 10/01/99~                        2,036
   1,450    New York City, Housing Development
             Corp., MultiFamily, Ser. A, 4.40%,
             11/01/99                                        1,453
   2,000    New York City, Municipal Assistance Corp.,
             Ser. M, 5.00%, 07/01/00                         2,026
     500    New York City, Municipal Water Finance
             Authority, Water & Sewer Systems,
             Ser. A, 7.25%, 06/15/00~                          522
   7,500    New York City, Transportation Authority,
             Transportation Facilities, Livingston Plaza
             Project, 7.50%, 01/01/00~                       7,754


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
=====================================================================
State & Municipal Obligations -- (continued)
=====================================================================
            New York State, Dorm Authority,
$  2,000     Hospital Insured Mortgage, Ser. A,
              4.75%, 02/15/00                          $    2,012
   2,250     State University Educational, Ser. A,
              6.50%, 05/15/00~                              2,302
   3,425     State University Educational, Ser. A,
              7.63%, 05/15/00~                              3,596
            New York State, Medical Care Facilities,
             Finance Authority,
     715     New York Hospital, Ser. A, 6.85%,
              02/15/00                                        727
   3,000     St. Lukes Hospital, Ser. B, 7.45%,
              02/15/00-                                     3,117
            New York State, Mortgage Agency,
             Homeowner Mortgage,
     525     Ser. 50, 4.70%, 10/01/99                         525
   1,130     Ser. 79, 3.25%, 04/01/00                       1,130
   2,375    New York State, Thruway Authority, Service
             Contract, Local Highway & Bridge
             Transportation Fund, Ser. A, 6.00%,
             04/01/00                                       2,414
            New York State, Urban Development Corp.,
   1,010     5.00%, 01/01/00                                1,016
   2,000     Alfred Technology Research Inc. Project,
              7.88%, 01/01/00~                              2,070
   1,000     Correctional Facilities, Ser. G, 7.25%,
              01/01/00~                                     1,033
   2,925     Correctional Capital Facilities, Ser. 1,
              7.50%, 01/01/00~                              3,024
   3,975     Correctional Capital Facilities, Ser. 1,
              7.75%, 01/01/00~                              4,113
   4,690    Port Authority of New York & New Jersey,
             Ser. 112, 4.50%, 12/01/99                      4,699
   1,035    Suffolk County, New York, IDA, Ogden
             Martin System Huntington, 5.15%,
             10/01/99                                       1,036


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                   Value
==================================================================
State & Municipal Obligations -- (continued)
==================================================================
            Triborough Bridge & Tunnel Authority,
             New York,
$ 5,000      General Purpose, Ser. A, 5.00%,
              01/01/00                              $    5,030
  1,800      Ser. R, 7.10%, 01/01/00~                    1,850
  7,190      Special Obligation, Mortgage Recording
              Tax, Ser. A, 7.13%, 01/01/00~              7,357
                                                    ----------
           Total Revenue Bonds                          65,518
                                                    ----------
           (Cost $65,518)
           Tax Anticipation Notes -- 8.1%
           ------------------------------
  1,150     Baldwin, New York, Union Free School
             District, 4.00%, 06/30/00                   1,153
  2,000     Commack, New York, Union Free School
             District, 4.25%, 06/29/00                   2,009
 16,000     East Islip, New York, Union Free School
             District, 3.85%, 06/26/00                  16,053
  6,500     Greenburgh, New York, Central School
             District, 3.65%, 10/12/99                   6,502
 17,300     Hempstead, New York, 3.75%, 06/29/00        17,325
  6,000     Levittown, New York, Union Free School
             District, 3.75%, 06/21/00                   6,016
 13,000     Nassau County, New York, Ser. C, 3.50%,
             12/22/99                                   13,015
 11,500     North Babylon, New York, Union Free
             School District, 4.00%, 06/29/00           11,535
  2,500     Nyack, New York, Union Free School
             District, 3.75%, 01/14/00                   2,503
  5,987     Oswego, New York, City School District,
             3.50%, 12/22/99                             5,990
  4,000     South Orangetown, New York, Central
             School District, 3.75%, 06/30/00            4,005
            Suffolk County, New York,
 21,500      Longwood Central School District,
              4.00%, 06/30/00                           21,561
 10,000       Ser. II, 3.75%, 09/09/99                  10,001


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
=====================================================================
State & Municipal Obligations -- (continued)
=====================================================================
$ 4,340     William Floyd, Union Free School District,
             Mastics-Moriches-Shirley, 4.00%,
             06/30/00                                  $    4,354
                                                       ----------
           Total Tax Anticipation Notes                   122,022
                                                       ----------
           (Cost $122,022)
           Floating Rate Demand Notes -- 70.5%
           -----------------------------------
 21,402     ABN AMRO Munitops, Certificates Trust,
             New York, Ser. 1999-3, #, 3.36%,
             09/01/99                                      21,402
    710     Albany, New York, IDA, Newkirk
             Productions Inc. Project, Ser. A, Rev.,
             3.30%, 09/02/99                                  710
  1,750     Babylon, New York, IDA, Edwin
             Verger/Lambro Industries, Rev.,
             3.25%, 09/01/99                                1,750
  2,906     Brookhaven, New York, IDA, Waverly
             Association LLC, Rev., 3.35%, 09/01/99         2,906
  1,050     Broome County, New York, IDA,
             Binghamton Realty Project, Rev., 3.15%,
             09/01/99                                       1,050
            Dutchess County, New York, IDA,
  7,500      Civic Facilities, Marist College Civic
              Facilities, Ser. A, Rev., 3.10%,
              09/01/99                                      7,500
  2,710      Laerdal Medical Corp., Project, Rev.,
              3.35%, 09/01/99                               2,710
            Eagle Tax Exempt Trust, Weekly Option
             Mode,
 10,000      Ser. 94-3203, Class A, #, 3.27%,
              09/02/99                                     10,000
  8,805      Ser. 94-3205, Class A, #, 3.27%,
              09/02/99                                      8,805
  9,910      Ser. 94-3208, Class A, #, 3.27%,
              09/02/99                                      9,910
 20,880      Ser. 95-3202, Class A, #, 3.27%,
              09/02/99                                     20,880
 18,900      Ser. 95-3203, Class A, #, 3.27%,
              09/02/99                                     18,900


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
=====================================================================
State & Municipal Obligations -- (continued)
=====================================================================
            Eagle Tax Exempt Trust, Weekly Option
             Mode,
$ 11,000     Ser. 96-3203, Class A, #, 3.27%,
              09/02/99                                 $   11,000
  14,850     Ser. 96C-3208, Class A, #, 3.27%,
              09/02/99                                     14,850
            Erie County, New York, Water Authority,
   2,700     Ser. A, Rev., 3.10%, 09/01/99                  2,700
     400     Ser. B, Rev., 3.10%, 09/01/99                    400
     725    Glens Falls, New York, IDA, Broad Street
             Center Project, Rev., 3.25%, 09/01/99            725
   4,310    Great Neck North, New York, Water
             Authority, Water System, Ser. A, Rev.,
             3.20%, 09/01/99                                4,310
      300   Guilderland, New York, IDA, Northeastern
             Industrial Park, Ser. A, Rev., 3.15%,
             09/02/99                                         300
   2,000    Islip, New York, IDA, Brentwood
             Distributor Co. Facility, 3.30%, 09/02/99      2,000
   1,000    Lewis County, New York, IDA, Climax
             Manufacturing Co. Project, Rev., 3.25%,
             09/01/99                                       1,000
            Long Island Power Authority, New York
             State, Electric Systems,
   6,900     FLOATS, Ser. PA-368, Rev., 3.39%,
              09/02/99                                      6,900
   4,000     FLOATS, Ser. PA-420, Rev., 3.32%,
              09/02/99                                      4,000
   4,175     FLOATS, Ser. PA-458, Rev., 3.39%,
              09/02/99                                      4,175
   7,100     FLOATS, Ser. PT-1043, Rev., 3.32%,
              09/02/99                                      7,100
   5,300     PUTTERS, Ser. 43B, Rev., 3.32%,
              09/02/99                                      5,300
   3,000     Sub. Ser. 1, Rev., 3.10%, 09/01/99             3,000
  33,500     Sub. Ser. 2, Rev., 3.05%, 09/01/99            33,500
   2,500     Sub. Ser. 6, Rev., 3.15%, 09/01/99             2,500


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
=====================================================================
State & Municipal Obligations -- (continued)
=====================================================================
            Metropolitan Transportation Authority, New
             York, Commuter Facilities,
$ 3,000      Municipal Securities Trust Receipt, Ser.
              SAK 4, Rev., 3.45%, 09/01/99             $    3,000
 21,835      Municipal Securities Trust Certificates,
              Ser. 1998-66, Class A, Rev., 3.15%,
              09/02/99                                     21,835
  1,760      Transportation Facilities, FLOATS, Ser.
              PT-126, Rev., 3.32%, 09/02/99                 1,760
            Monroe County, New York, IDA,
  3,425      Columbia Sussex Corp., Rev., 5.00%,
              09/02/99                                      3,424
  1,800      Public Improvements, Canal Ponds Park,
              Ser. D, Rev., 3.30%, 09/01/99                 1,800
  3,100     Nassau County, New York, IDA, Civic
             Facilities, St. Mary's Children Project,
             Rev., 3.35%, 09/01/99                          3,100
  2,600     New York City, Health & Hospital Corp.,
             Health Systems, Ser. A, Rev., 3.05%,
             09/01/99                                       2,600
            New York City, Housing Development
             Corp., Multi-Family Housing,
 10,000      Broadway Development LLC, Ser. A,
              Rev., 3.20%, 09/01/99                        10,000
  2,800      Columbus Apartments, Ser. A, Rev.,
              3.00%, 09/01/99                               2,800
  2,100      Columbus Apartments, Ser. A, Rev.,
              3.05%, 09/01/99                               2,100
  8,900      James Tower Development, Ser. A, Rev.,
              3.20%, 09/01/99                               8,900
  2,000      Jennings Street, Rev., 3.20%, 09/01/99        2,000
  3,400      Rent Housing, 100 Jane Street
              Development LP, Ser. A, Rev., 3.25%,
              09/01/99                                      3,400
  5,600      Rent Housing, Brittany Development,
              Ser. A, Rev., 3.25%, 09/01/99                 5,600
  4,200      Rent Housing, Carnegie Park, Ser. A,
              Rev., 3.00%, 09/01/99                         4,200


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
=====================================================================
State & Municipal Obligations -- (continued)
=====================================================================
            New York City, Housing Development
             Corp., Multi-Family Housing,
$ 9,000      Rent Housing, Monterey, Ser. A, Rev.,
              3.00%, 09/01/99                          $    9,000
  6,000      Rent Housing, Parkgate Development,
              Ser. A, Rev., 3.00%, 09/01/99                 6,000
 10,450      Rent Housing, West 43rd Street
              Development, Ser. A, Rev., 3.20%,
              09/01/99                                     10,450
  3,800      Ser. A, Rev., 3.20%, 09/01/99                  3,800
            New York City, IDA,
  3,000      Civic Facility, Calhoun School Inc.
              Project, Rev., 3.30%, 09/01/99                3,000
  3,600      IDR, DXB Videotape Inc., Project, Rev.,
              3.25%, 09/01/99                               3,600
    550      IDR, Rev., 3.20%, 09/01/99                       550
    300      IDR, Ser. D, Rev., 3.20%, 09/01/99               300
  2,040      IDR, Ser. G, Rev., 3.20%, 09/01/99             2,040
  1,600      IDR, Ser. K, Rev., 3.20%, 09/01/99             1,600
    600      IDR, Ser. O, Rev., 3.20%, 09/01/99               600
  8,900      Special Facilities, Korean Air Lines Co.,
              Ser. C, Rev., 3.15%, 09/01/99                 8,900
            New York City, Municipal Securities Trust
             Receipts,
  9,000      Ser. SAK 1, GO, 3.45%, 09/01/99                9,000
  2,450      Ser. SGA 74, GO, 3.25%, 09/01/99               2,450
    800      Ser. SGB 33, GO, 3.29%, 09/02/99                 800
 13,200      Ser. SGB 35, GO, 3.25%, 09/02/99              13,200
 10,365      Ser. SGB 36, GO, 3.25%, 09/02/99              10,365
            New York City, Municipal Water Financing
             Authority, Water & Sewer Systems,
  6,000      FLOATS, PA-454, Rev., 3.32%,
              09/01/99                                      6,000
  3,000      FLOATS, PT-1032, Rev., 3.32%,
              09/01/99                                      3,000
  9,685      Municipal Securities Trust Receipts, Ser.
              SGA 12, Rev., 3.25%, 09/01/99                 9,685


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
=====================================================================
State & Municipal Obligations -- (continued)
=====================================================================
            New York City, Municipal Water Financing
             Authority, Water & Sewer Systems,
$ 7,255      Municipal Securities Trust Receipts, Ser.
              SGA 13, Rev., 3.25%, 09/01/99            $    7,255
 12,890      Municipal Securities Trust Receipts, Ser.
              SGB 25, Rev., 3.29%, 09/02/99                12,890
 28,200      Municipal Securities Trust Receipts, Ser.
              SGB 26, Rev., 3.29%, 09/02/99                28,200
  3,700      Municipal Securities Trust Receipts, Ser.
              SGB 27, Rev., 3.29%, 09/02/99                 3,700
  7,900      Ser. C, Rev., 3.20%, 09/01/99                  7,900
            New York City, New York,
  5,000      FLOATS, Ser. PA-442, 3.32%, 09/02/99           5,000
 33,300      FLOATS, Ser. PT-1038, 3.32%,
              09/02/99                                     33,300
  2,255      FLOATS, Ser. PT-206, 3.32%, 09/02/99           2,255
  9,750      FLOATS, Sub. Ser. J2, GO, 3.15%,
              09/01/99                                      9,750
  5,000      Ser. A, GO, 3.45%, 09/01/99                    5,000
  6,000      Ser. D, GO, 3.00%, 09/01/99                    6,000
  1,000      Ser. F-3, GO, 3.10%, 09/01/99                  1,000
  6,350      Ser. F-5, GO, 3.15%, 09/01/99                  6,350
    250      Sub. Ser. E-5, GO, 3.10%, 09/01/99               250
            New York City, Transitional Financing
             Authority, Future Tax Secured,
 39,200      Ser. A-2, Rev., 3.15%, 09/01/99               39,200
  2,750      Ser. B-1, Rev., 2.90%, 09/01/99                2,748
            New York City, Trust Cultural Resources,
  3,800      American Museum of Natural History,
              Ser. B, Rev., 3.10%, 09/01/99                 3,800
  2,672      Carnegie Hall, Rev., 3.00%, 09/01/99           2,672
            New York State, Dorm Authority,
  9,645      FLOATS, Ser. PA-409, Rev., 3.32%,
              09/02/99                                      9,645
  4,870      FLOATS, Ser. PA-419, Rev., 3.32%,
              09/02/99                                      4,870
  1,575      FLOATS, Ser. PA-433, Rev., 3.32%,
              09/02/99                                      1,575


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
====================================================================
State & Municipal Obligations -- (continued)
====================================================================
           New York State, Dorm Authority,
$ 3,545     FLOATS, Ser. PA-449, Rev., 3.32%,
             09/02/99                                  $    3,545
  7,495     FLOATS, Ser. PA-537, Rev., 3.32%,
             09/02/99                                       7,495
    990     FLOATS, Ser. PT-130, Rev., 3.32%,
             09/02/99                                         990
  2,400     FLOATS, Ser. PT-1067, Rev., 3.32%,
             09/02/99                                       2,400
  2,865     Municipal Securities Trust Receipts, Ser.
             SAK 17, Rev., 3.45%, 09/01/99                  2,865
           New York State, Energy Research &
            Development Authority,
  4,100     Brooklyn Union Gas Project, Ser. A-1,
             Rev., 3.20%, 09/01/99                          4,100
  8,100     Brooklyn Union Gas Project, Ser. A-2,
            Rev., 3.15%, 09/01/99                           8,100
  8,500     Brooklyn Union Gas Project, Ser. A-3,
            Rev., 3.10%, 09/01/99                           8,500
  4,100     FLOATS, Ser. PA-411, Rev., 3.32%,
            09/02/99                                        4,100
           New York State, Energy Research &
            Development Authority, PCR,
 14,500     Central Hudson Gas & Electric Co.,
             Rev., 3.40%, 09/02/99                         14,500
  6,500     Central Hudson Gas & Electric Co.,
             Ser. B, Rev., 3.10%, 09/02/99                  6,500
  5,600     Central Hudson Gas & Electric Co.,
             Ser. B, Rev., 3.30%, 09/02/99                  5,600
  3,000     Con Edison, Sub. Ser. A-1, Rev., 3.20%,
             09/01/99                                       3,000
  4,000     New York State Electric & Gas, Ser. C,
             Rev., 3.00%, 09/01/99                          4,000
  5,500     New York State Electric & Gas, Ser. D,
             Rev., 3.00%, 09/01/99                          5,500
  5,060     Niagara Mohawk Power, Ser. A, Rev.,
             3.15%, 09/01/99                                5,060


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
           New York State, Energy Research &
            Development Authority, PCR,
$ 16,100    Orange & Rockland Project, Ser. A, Rev.,
             3.10%, 09/01/99                          $   16,100
   3,300    Orange & Rockland Utilities, Ser. A,
             Rev., 3.10%, 09/01/99                         3,300
   3,000    Rochester Gas & Electric Corp., Ser. B,
             Rev., 3.15%, 09/01/99                         3,000
   1,200   New York State, Environmental Facilities
            Corp., Resource Recovery, OFS Equity
            Huntington Project, Rev., 2.90%,
            09/01/99                                       1,200
           New York State, Housing Finance Agency,
  11,300    70 Battery Place Housing, Ser. A, Rev.,
             3.20%, 09/01/99                              11,300
  48,050    101 West End Ave. Housing, Ser. A,
             Rev., 3.25%, 09/01/99                        48,050
  17,200    345 East 94th Street Housing, Ser. A,
             Rev., 3.25%, 09/01/99                        17,200
  37,500    750 Sixth Ave. Housing, Ser. A, Rev.,
             3.10%, 09/01/99                              37,500
   2,495    FLOATS, Ser. PA-143, Rev., 3.42%,
             09/02/99                                      2,495
   3,300    Multi-Family Housing, Ser. A, Rev.,
             3.40%, 09/01/99                               3,300
  12,900    Normandie Court II, Ser. A, Rev.,
             3.15%, 09/02/99                              12,900
   2,895    Nursing Home & Health Care Project,
             Ser. A, Rev., 3.60%, 09/01/99                 2,896
   5,100    Residential, Ser. A, Rev., 3.40%,
             09/01/99                                      5,100
   6,800    Ser. A, Rev., 3.05%, 09/01/99                  6,800
   5,300    Service Contract Obligation, Ser. A,
             Rev., 3.05%, 09/01/99                         5,300


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
====================================================================
State & Municipal Obligations -- (continued)
====================================================================
           New York State, Housing Finance Agency,
$ 10,000    Tribeca Landing Housing, Ser. A, Rev.,
             3.20%, 09/01/99                           $   10,000
   7,700    Tribeca Park Housing, Ser. A, Rev.,
             3.10%, 09/01/99                                7,700
  26,800    Union Square South Housing, Rev.,
             3.10%, 09/01/99                               26,800
           New York State, Job Development
            Authority,
   2,400    Ser. A-1 through A-21, Rev., 2.80%,
             09/01/99                                       2,400
   1,110    Ser. A-1 through A-36, Rev., 3.20%,
             09/01/99                                       1,110
   2,750    Ser. B-1 through B-9, Rev., 2.80%,
             09/01/99                                       2,750
     995    Ser. B-1 through B-21, Rev., 3.20%,
             09/01/99                                         995
     500    Special Purpose, Ser. A-1 through A-25,
             Rev., 2.80%, 09/01/99                            500
     530    Special Purpose, Ser. B-1 through B-2,
             Rev., 2.80%, 09/01/99                            530
     600    Special Purpose, Ser. B-1 through B-9,
             Rev., 3.20%, 09/01/99                            600
           New York State, Local Assistance Corp.,
  21,585    Ser. A, Rev., 3.05%, 09/01/99                  21,585
  10,000    Ser. B, Rev., 3.10%, 09/01/99                  10,000
           New York State, Local Government
            Assistance Corp.,
   1,520    FLOATS, Ser. PA-445, 3.32%,
             09/02/99                                       1,520
   2,500    Municipal Securities Trust Receipts, Ser.
             SGA 59, Rev., 3.10%, 09/01/99                  2,500
   4,600    Ser. 27, Reg D, Rev., 3.35%, 09/01/99           4,600
  11,500    Ser. D, Rev., 3.10%, 09/01/99                  11,500
   4,700    Ser. E, Rev., 3.10%, 09/01/99                   4,700
   4,800    Ser. F, Rev., 3.10%, 09/01/99                   4,800
   5,900    Ser. G, Rev., 3.05%, 09/01/99                   5,900


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                    Value
==================================================================
State & Municipal Obligations -- (continued)
==================================================================
           New York State, Medical Care Facilities
            Finance Agency, Municipal Securities
            Trust Receipts,
$ 7,960     Ser. PT-100, Rev., 3.32%, 09/02/99       $    7,960
  8,355     Ser. PT-145A, Rev., 3.32%, 09/02/99           8,355
  2,360     Ser. SG1, Rev., 3.32%, 09/02/99               2,360
  5,440    New York State, Mortgage Agency, Ser.
            PT-260, Rev., 3.55%, 09/02/99                 5,440
           New York State, Thruway Authority,
 21,415     Ser. PA-532, Rev., 3.32%, 09/01/99           21,415
  3,900     Ser. SG-119, Rev., 3.25%, 09/01/99            3,900
  1,015     Municipal Securities Trust Receipts,
             Ser. 66, Rev., 3.25%, 09/01/99               1,015
           Niagara County, IDA, Solid Waste
            Disposal, American Refunding, Fuel Co.,
  1,000     Ser. A, Rev., 3.25%, 09/01/99                 1,000
  1,000     Ser. B, Rev., 3.30%, 09/01/99                 1,000
           Niagara Falls, New York, Bridge
            Commission,
  4,995     FLOATS, Ser. PA-530, Rev., 3.32%,
             09/01/99                                     4,995
  7,300     Ser. A, Rev., 3.10%, 09/01/99                 7,300
  2,950    Port Authority of New York & New Jersey,
            Equipment Notes, Ser. 3, Rev., 3.40%,
            09/01/99                                      2,950
  1,365    Port Jervis, New York, IDA, The Future
            Home Tech Inc., Rev., 3.35%, 09/01/99         1,365
  2,000    Puerto Rico Commonwealth, Highway &
            Trust, FLOATS, Ser. PA-472, Rev.,
            3.00%, 09/02/99                               2,000
           Rockland County, New York, IDA,
  2,450     Shock Technical Inc. Project, Rev.,
             3.25%, 09/01/99                              2,450
    900     X Products Corp. Project, Rev., 3.25%,
             09/02/99                                       900
  2,400    Suffolk County, New York, Water
            Authority, Rev., 3.20%, 09/01/99              2,400


                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                      Value
====================================================================
State & Municipal Obligations -- (continued)
====================================================================
$  200     Syracuse, New York, IDA, Civic Facility,
            Multi-Modal Syracuse University Project,
            Rev., 3.15%, 09/01/99                      $      200
 1,490     Triborough Bridge & Tunnel Authority,
            New York, Ser. PA-200, Rev., 3.32%,
            09/02/99                                        1,490
 4,245     Westchester County, New York, IDA, Civic
            Facilities, Northern Westchester Hospital,
            Rev., 3.10%, 09/01/99                           4,245
           Yonkers, New York, IDA, Civic Facilities,
 2,000      Consumers Union Facility, Rev., 3.10%,
             09/01/99                                       2,000
 8,100      Sarah Laurence College Project, Rev.,
             3.20%, 09/01/99                                8,100
                                                       ----------
           Total Floating Rate Demand Notes             1,060,528
           (Cost $1,060,528)
====================================================================
           Total Investments -- 99.8%                  $1,500,955
           (Cost $1,500,955)*
====================================================================

Index:
*                          -- The cost of securities is substantially the same
                              for federal income tax purposes.
~                          -- The maturity date shown is the date of the
                              prerefunded call.
#                          -- Security may only be sold to qualified
                              institutional buyers.

Dorm                       -- Dormitory.
Floating Rate Demand Notes -- The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999.
FLOATS                     -- Floating Auction Tax-exempts.
GO                         -- General Obligation Bond.
IDA                        -- Industrial Development Authority.
IDR                        -- Industrial Development Revenue.
PCR                        -- Pollution Control Revenue.
PUTTERS                    -- Putable Tax Exempt Receipts.
Rev.                       -- Revenue Bond.


                       See notes to financial statements.

               Chase Vista California Tax Free Money Market Fund
                             as of August 31, 1999
                                  (unaudited)

Fund Facts

                            Objective   High current tax free income consistent
                                        with capital preservation*

                  Primary investments   California short-term municipal
                                        obligations

      Suggested investment time frame   Short-term

                Share Classes Offered   Vista Shares

                           Net assets   $67.6 Million

                     Average maturity   33 days

                           S&P Rating   Not rated

                       Moody's Rating   Not rated

                          NAIC Rating   Not rated

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.


Maturity Schedule

 1-7 days .............      82.92%
 8-30 days ............       3.72%
 31-90 days ...........       2.15%
 91-180 days ..........       1.82%
 181-270 days .........       4.50%
 271+ days ............       4.89%

                Chase Vista California Tax Free Money Market Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART PLOT POINTS]

Investments  (99.3%)
Cash/Other    (0.7%)

[END PLOT POINTS]

Yields

                          7-Day                             Taxable
                       SEC Yield(1)                    Equivalent Yield(2)
Vista Shares              2.47%                              4.51%


Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.02%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable equivalent yields are calculated based on the SEC Yield divided by 1 minus the effective tax rate. The effective combined federal, and state tax rate used for this illustration is 45.22%

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1999
(Amounts in Thousands)

 Principal
  Amount   Issuer                                         Value
====================================================================
State & Municipal Obligations -- 99.5%
====================================================================
           General Obligations -- 1.2%
           ---------------------------
$  245      Coachella Valley, California, County Water
             District No. 55, 4.25%, 08/01/00             $   246
   115      Escondido, California, Unified High School
             District, 5.15%, 11/01/99                        115
   330      Salinas, California, Elementary School
             District, COP, 4.25%, 06/01/00                   332
   115      Ventura, California, Unified School District,
             Series C, 7.60%, 08/01/00                        119
                                                          -------
           Total General Obligations                          812
                                                          -------
           (Cost $812)

           Revenue Bonds -- 11.1%
           ----------------------
            California State, Department Water
             Resources Center, VY Project,
   375       Ser. I, 6.60%, 06/01/00~                         389
   400       Ser. J-2, 5.20%, 12/01/99                        402
   320      Chula Vista, California, Community
             Hospital, 7.50%, 01/01/00                        324
            La Habra, California,
   190       Park La Habra & Viewpark, Ser. A, COP,
              4.00%, 09/01/99                                 190
   140       Redevelopment Refunding Program, Ser.
              B, COP, 4.00%, 09/01/99                         140
 2,650      Long Beach, California, Harbor Revenue,
             7.15%, 05/15/00                                2,720
   400      Los Angeles, California, Municipal
             Improvement Corp., Lease, 7.30%,
             09/01/99                                         400
   500      Los Angeles, California, Waste Water
             Systems, Ser. A, 6.90%, 02/01/00~                518
   250      Los Angeles County, California,
             Metropolitan Transportation Authority,
             Proposal C, Second Ser., Ser. B, 8.00%,
             07/01/00                                         259
   200      Mountain View, California, School District
            Community Facilities, Special Tax, Ser. A,
             4.00%, 10/01/99                                  200


                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                         Value
====================================================================
State & Municipal Obligations -- (continued)
====================================================================
$  235     Palm Desert, California, Financing
            Authority, Tax Allocation, Housing Set
            Aside, 4.00%, 10/01/99                        $   235
   250     Riverside County, California, Transition
            Commission, Sales Tax, Ser. A, 5.00%,
            06/01/00                                          253
   390     Sacramento, California, Municipal Utilities
            District, Electric, Ser. H, 6.30%,
            10/01/99                                          391
   215     San Bernardino, California, Joint Powers
            Financing Authority, Tax Allocation,
            3.20%, 05/01/00                                   215
   155     San Bernardino County, California,
            Transition Authority, Sales Tax, Ser. A,
            5.00%, 03/01/00                                   156
   115     San Francisco, California, City & County
            Parking Authority, Ser. 1, 4.00%,
            06/01/00                                          116
   100     Santa Cruz County, California, Public
            Financing Authority, Tax Allocation,
            Sub-Lien, Ser. B, 7.63%, 09/01/99~                103
   400     Tustin, California, Unified School District,
            Special Tax, Community Facilities
            District No. 88-1, 4.00%, 09/01/99                400
   100     West Basin, California, Municipal Water
            District, COP, 6.85%, 08/01/00~                   105
                                                          -------
          Total Revenue Bonds                               7,516
                                                          -------
          (Cost $7,516)
          Tax Anticipation Notes -- 0.8%
          ------------------------------
   500     San Diego, California, Ser. A, 4.50%,
            09/30/99                                          501
                                                          -------
           (Cost $501)
          Tax & Revenue Anticipation Notes -- 5.9%
          ----------------------------------------
 2,000     Antioch, California, Unified School District,
            3.70%, 09/15/99                                 2,000
 1,000     California, Statewide Communities
            Development Authority, Ser. A-1, 4.00%,
            06/30/00                                        1,007


                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                    Value
===============================================================
State & Municipal Obligations -- (continued)
===============================================================
$  500     Los Angeles County, California, 4.00%,
            06/30/00                                 $   503
   500     San Diego, California, Unified School
            District, Ser. A, 4.50%, 10/01/99            501
                                                     -------
          Total Tax & Revenue Anticipation Notes       4,011
                                                     -------
          (Cost $4,011)
          Floating Rate Demand Notes -- 80.5%
          ------------------------------------
           Alameda-Contra Costa, California Schools
            Financing Authority, Capital
            Improvements Financing Projects,
   500      Ser. A, Rev., 2.95%, 09/02/99                500
   300      COP, 2.95%, 09/02/99                         300
 2,300     California Health Facilities Financing
            Authority, Sutter Health, Ser. A, Rev.,
            2.40%, 09/01/99                            2,300
           California Housing Financing Agency,
 1,230      Multi-Family, Ser. A, Rev., 2.70%,
             09/01/99                                  1,230
   300      FLOATS, Ser. PA-58, 3.04%, 09/02/99          300
 1,040      FLOATS, Ser. PA-112-A, 3.09%,
             09/02/99                                  1,040
           California PCFA, PCR,
   500      Pacific Gas & Electric, Ser. A, Rev.,
             2.65%, 09/01/99                             500
   500      Pacific Gas & Electric, Ser. C, Rev.,
             2.70%, 09/01/99                             500
 2,575      Pacific Gas & Electric, Ser. F. Rev.,
             2.65%, 09/01/99                           2,575
   600      Shell Oil Comp Project, Ser. A, Rev.,
             2.80%, 09/01/99                             600
 2,900     California PCFA, Solid Waste Disposal,
            Shell Martinez Refining, Ser. A, Rev.,
            2.55%, 09/01/99                            2,900
           California State,
   800      FLOATS, Ser. PT-1070, 3.04%,
             09/02/99                                    800
   900      FLOATS, Ser. PT-1072, 3.04%,
             09/02/99                                    900


                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                        Value
===================================================================
State & Municipal Obligations -- (continued)
===================================================================
           California State Economic Development
            Financing Authority,
$  1,000    California Independent Systems Project,
             Ser. A, Rev., 2.55%, 09/01/99               $ 1,000
   2,800    California Independent Systems Project,
             Ser. B, Rev., 2.55%, 09/01/99                 2,800
   2,000    IDR, Provena Foods Inc. Project, Rev.,
             3.05%, 09/01/99                               2,000
   1,800    IDR, Standard Abrasives Manufacturing
             Project, Rev., 3.00%, 09/01/99                1,800
   1,000   California State, Floating Rate Receipts, SG
            86, 3.00%, 09/01/99                            1,000
           California State, Municipal Securities Trust
            Receipts,
   2,000    SGA 40, GO, 3.12%, 09/01/99                    2,000
   2,800    SGA 55, GO, #, 3.12%, 09/01/99                 2,800
     300   Chula Vista, California, San Diego Gas, Ser.
            A, Rev., 2.60%, 09/01/99                         300
           Irvine Ranch, California, Water District,
   1,600    Consolidated Bonds, Rev., 2.40%,
             09/01/99                                      1,600
   1,000    District No. 102, 103, 105 & 106, GO,
             2.40%, 09/01/99                               1,000
     500    District No. 105, 140, 240 & 250, GO,
             2.40%, 09/01/99                                 500
           Irvine, California, Improvement Bond Act
            of 1915,
     100    Assessment District No. 87-8, Special
             Assessment, 2.40%, 09/01/99                     100
   3,500    Assessment District No. 97-17, Special
             Assessment, 2.40%, 09/01/99                   3,500
     400   Kern County, California, Kern Public
            Facilities Project, Ser. C, COP, 2.75%,
            09/01/99                                         400
     400   Los Angeles, California, Community
            Redevelopment Agency, CMC Medical
            Plaza Partner, COP, 2.80%, 09/02/99              400


                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                       Value
==================================================================
State & Municipal Obligations -- (continued)
==================================================================
$  300     Los Angeles County, California, IDA, IDR,
            Hon Industries Inc., Project, Rev.,
            2.85%, 09/01/99                             $   300
   100     Los Angeles County, California,
            Metropolitan Transportation Authority,
            Proposal C, 2nd Ser., Ser. A, Rev.,
            2.75%, 09/02/99                                 100
 2,500     Los Angeles County, California, Pension
            Obligation, Ser. B, Rev., 2.80%,
            09/01/99                                      2,500
 1,000     Monrovia, California, Unified School
            District, Municipal Securities Trust
            Receipt, Ser. 70, GO, 3.10%, 09/01/99         1,000
   700     M-S-R Public Power Agency, California,
            San Juan Project, Sub-Lien, Ser. E, Rev.,
            2.75%, 09/02/99                                 700
 1,700     Oakland, California, Joint Powers Financing
            Authority, Ser. A-2, 2.75%, 09/02/99          1,700
   100     Ontario, California, Redevelopment Agency,
            IDR, Safariland Project, Rev., 2.85%,
            09/01/99                                        100
           Orange County, California,
 1,400      Sanitation Districts No. 1-3, 5-7 & 11,
             COP, 2.40%, 09/01/99                         1,400
 1,800      Sanitation Districts No. 1-3, 5-7, 11,
             13 & 14, COP, 2.40%, 09/01/99                1,800
 1,000     Orange County, California, Water District,
            Project B, COP, 2.85%, 09/01/99               1,000
 2,500     Oxnard County, California, Industrial
            Development Financing Authority, IDR,
            Accurate Engineering Project, Rev.,
            3.00%, 09/01/99                               2,500
   700     Riverside County, California, IDA, IDR,
            Design Time Inc. Project, Ser. I, Rev.,
            2.85%, 09/01/99                                 700
   888     Riverside County, California, Riverside
            County Public Facilities, Ser. B, COP,
            2.75%, 09/07/99                                 888


                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                     Value
================================================================
State & Municipal Obligations -- (continued)
================================================================
$  1,000   Sacramento County, California, Multi-
            Family Housing, Ser. C, Rev., 3.25%,
            09/02/99                                  $ 1,000
           San Bernardino County, California, IDA,
     100    Aqua-Service, Rev., 3.05%, 09/01/99           100
     100    Ser. II, Master Halco Inc., Rev., 2.85%,
             09/07/99                                     100
     300   San Diego, California, IDR, Kaiser
            Aerospace & Electric, Ser. A, Rev.,
            3.00%, 09/02/99                               300
           San Francisco, California, City & County,
            Multi-Family Housing,
     300    Redevelopment Agency, Ser. C, Rev.,
             2.80%, 09/01/99                              300
   1,500    Winterland Project, Ser. 85-C, Rev.,
             2.90%, 09/07/99                            1,500
     600   Three Valleys Municipal Water District,
            California, Miramar Water Treatment,
            COP, 2.90%, 09/01/99                          600
     200   Western Riverside County, California,
            Regional Wastewater Authority, Regional
            Wastewater Treatment, Rev., 2.85%,
            09/01/99                                      200
                                                      -------
          Total Floating Rate Demand Notes             54,433
          (Cost $54,433)
================================================================
          Total Investments -- 99.5%                  $67,273
          (Cost $67,273)*
================================================================


                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1999 (continued)
(Amounts in Thousands)

Index:
*                          -- The cost of securities is substantially the same
                              for federal income tax purposes.
~                          -- The maturity date shown is the date of the
                              prerefunded call.
COP                        -- Certificates of Participation.
Dorm                       -- Dormitory.
Floating Rate Demand Notes -- The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999.
FLOATS                     -- Floating Auction Tax-exempts.
GO                         -- General Obligation Bond.
IDA                        -- Industrial Development Authority.
IDR                        -- Industrial Development Revenue.
PCFA                       -- Pollution Control Financing Authority.
PCR                        -- Pollution Control Revenue.
Rev.                       -- Revenue Bond.


                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1999
--------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)

                                                      100% U.S.              U.S.
                                                 Treasury Securities      Government      Treasury Plus
                                                     Money Market        Money Market     Money Market
                                                         Fund                Fund             Fund
                                                 -------------------     ------------     -------------
ASSETS:
  Investment securities, at value
   (Note 1) .................................        $4,200,354          $7,565,935       $3,177,765
  Cash ......................................                --               2,351            9,266
  Other assets ..............................                36                  65               27
  Receivables:
   Investment securities sold ...............                --               5,000               --
   Interest .................................            42,498              35,227            8,225
   Fund shares sold .........................                59                 867               50
   Expense reimbursement from
    Distributor .............................                --                  --               --
                                                     ----------          ----------       ----------
     Total Assets ...........................         4,242,947           7,609,445        3,195,333
                                                     ----------          ----------       ----------
LIABILITIES:
  Payables:
   Investment securities purchased ..........                --             204,921               --
   Fund shares redeemed .....................             5,386              14,769              149
   Dividends ................................             3,660              12,806            3,723
   Other ....................................                --                  --               --
  Accrued liabilities: (Note 2)
   Investment advisory fees .................               361                 619              284
   Administration fees ......................               217                 619              171
   Shareholder servicing fees ...............               897                 959              564
   Distribution fees ........................               200                 348              151
   Custody fees .............................                85                 112               47
   Other ....................................               670               1,241              323
                                                     ----------          ----------       ----------
     Total Liabilities ......................            11,476             236,394            5,412
                                                     ----------          ----------       ----------
NET ASSETS:
  Paid in capital ...........................         4,231,548           7,373,049        3,189,905
  Accumulated undistributed/
   (overdistributed) net investment
   income ...................................              (106)                 46              (45)
  Accumulated net realized gain (loss)
   on investment transactions ...............                29                 (44)              61
  Net unrealized depreciation of
   investments ..............................                --                  --               --
                                                     ----------          ----------       ----------
     Total Net Assets .......................        $4,231,471          $7,373,051       $3,189,921
                                                     ==========          ==========       ==========
Shares of beneficial interest outstanding
  ($.001 par value; unlimited number
  of shares authorized)
  Vista Shares ..............................         3,312,988           3,538,467        1,734,415
  Premier Shares ............................            23,866             922,005          476,297
  Institutional Shares ......................           894,783           2,912,678          979,291
  B Shares* .................................                --                  --               --
  C Shares* .................................                --                  --               --
  Net asset value, offering and
   redemption price per share
   (all classes) ............................        $     1.00          $     1.00       $     1.00
                                                     ==========          ==========       ==========
  Cost of investments .......................        $4,200,354          $7,565,935       $3,177,765
                                                     ==========          ==========       ==========

--------------
*Redemption price may be reduced by contingent deferred sales charge.


                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1999
--------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)

                                                    Federal            Cash            Prime
                                                 Money Market       Management      Money Market
                                                     Fund              Fund             Fund
                                                 ------------       ----------      ------------
ASSETS:
  Investment securities, at value
   (Note 1) ................................      $1,088,323       $7,668,677       $9,886,997
  Cash .....................................              --              977               --
  Other assets .............................              10               65               80
  Receivables:
   Investment securities sold ..............              --          101,270           15,000
   Interest ................................           5,127           48,407           51,441
   Fund shares sold ........................           6,299            7,720            4,830
   Expense reimbursement from
    Distributor ............................              --               --               --
                                                  ----------       ----------       ----------
     Total Assets ..........................       1,099,759        7,827,116        9,958,348
                                                  ----------       ----------       ----------
LIABILITIES:
  Payables:
   Investment securities purchased .........              --          127,342          135,000
   Fund shares redeemed ....................           1,227            2,047               --
   Dividends ...............................           1,040            4,010           12,799
   Other ...................................              --              631               --
  Accrued liabilities: (Note 2)
   Investment advisory fees ................              98              646              852
   Administration fees .....................              98              646              852
   Shareholder servicing fees ..............             201             1,643              482
   Distribution fees .......................              46               --               20
   Custody fees ............................              51              142              223
   Other ...................................             511            1,427            1,579
                                                  ----------       ----------       ----------
     Total Liabilities .....................           3,272          138,534          151,807
                                                  ----------       ----------       ----------
NET ASSETS:
  Paid in capital ..........................       1,096,535        7,690,871        9,810,358
  Accumulated undistributed/
   (overdistributed) net investment
   income ..................................              (1)              21              (53)
  Accumulated net realized gain (loss)
   on investment transactions ..............             (47)            (660)             120
  Net unrealized depreciation of
   investments .............................              --           (1,650)          (3,884)
                                                  ----------       ----------       ----------
     Total Net Assets ......................      $1,096,487       $7,688,582       $9,806,541
                                                  ==========       ==========       ==========
Shares of beneficial interest outstanding
  ($.001 par value; unlimited number
  of shares authorized)
  Vista Shares .............................         550,030        5,680,795          515,139
  Premier Shares ...........................         298,209          462,590        1,094,613
  Institutional Shares .....................         248,296        1,547,498        8,164,133
  B Shares* ................................              --               --           36,329
  C Shares* ................................              --               --              144
  Net asset value, offering and
   redemption price per share
   (all classes) ...........................      $     1.00       $     1.00       $     1.00
                                                  ==========       ==========       ==========
  Cost of investments ......................      $1,088,323       $7,670,327       $9,890,881
                                                  ==========       ==========       ==========

--------------
*Redemption price may be reduced by contingent deferred sales charge.


                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1999
--------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)

                                                                    New York        California
                                                   Tax Free         Tax Free         Tax Free
                                                 Money Market     Money Market     Money Market
                                                     Fund             Fund             Fund
                                                 ------------     ------------     ------------
ASSETS:
  Investment securities, at value
   (Note 1) .................................    $1,364,503       $1,500,955         $67,273
  Cash ......................................           485               29              73
  Other assets ..............................            12               13              --
  Receivables:
   Investment securities sold ...............            --            5,703              --
   Interest .................................         8,137            8,983             408
   Fund shares sold .........................         2,972              244              22
   Expense reimbursement from
    Distributor .............................            60               --              --
                                                 ----------       ----------         -------
     Total Assets ...........................     1,376,169        1,515,927          67,776
                                                 ----------       ----------         -------
LIABILITIES:
  Payables:
   Investment securities purchased ..........        13,439            8,772              --
   Fund shares redeemed .....................            66              513              --
   Dividends ................................         1,806            1,075              62
   Other ....................................            --               --              --
  Accrued liabilities: (Note 2)
   Investment advisory fees .................           118              129              --
   Administration fees ......................            83               64               5
   Shareholder servicing fees ...............           172              450               3
   Distribution fees ........................            67               39               3
   Custody fees .............................            25               33              18
   Other ....................................           127              341              45
                                                 ----------       ----------         -------
     Total Liabilities ......................        15,903           11,416             136
                                                 ----------       ----------         -------
NET ASSETS:
  Paid in capital ...........................     1,360,724        1,504,520          67,656
  Accumulated undistributed/
   (overdistributed) net investment
   income ...................................           (64)              52              (2)
  Accumulated net realized gain (loss)
   on investment transactions ...............          (394)             (61)            (14)
  Net unrealized depreciation of
   investments ..............................            --               --              --
                                                 ----------       ----------         -------
     Total Net Assets .......................    $1,360,266       $1,504,511         $67,640
                                                 ==========       ==========         =======
Shares of beneficial interest outstanding
  ($.001 par value; unlimited number
  of shares authorized)
  Vista Shares ..............................       754,202        1,504,634          67,656
  Premier Shares ............................       130,024               --              --
  Institutional Shares ......................       476,520               --              --
  B Shares* .................................            --               --              --
  C Shares* .................................            --               --              --
  Net asset value, offering and
   redemption price per share
   (all classes) ............................    $     1.00       $     1.00         $  1.00
                                                 ==========       ==========         =======
  Cost of investments .......................    $1,364,503       $1,500,955         $67,273
                                                 ==========       ==========         =======

--------------
*Redemption price may be reduced by contingent deferred sales charge.


                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the year ended August 31, 1999
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                  100% U.S.              U.S.
                                             Treasury Securities      Government      Treasury Plus
                                                 Money Market        Money Market     Money Market
                                                     Fund                Fund             Fund
                                             -------------------     ------------     -------------
INTEREST INCOME: (Note 1C)                         $210,519             $366,896         $138,520
                                                   --------             --------         --------
EXPENSES: (Note 2)
  Investment advisory fees ..............             4,440                7,265            2,850
  Administration fees ...................             4,440                7,265            2,850
  Shareholder servicing fees ............            12,997               16,665            6,892
  Distribution fees .....................             3,472                4,375            1,535
  Custodian fees ........................               322                  422              206
  Interest expense ......................                --                   --               --
  Printing and postage ..................                50                  118               30
  Professional fees .....................               171                  293              116
  Registration costs ....................               899                  458              205
  Transfer agent fees ...................               760                  626              296
  Trustees' fees and expenses ...........               222                  535              143
  Other .................................                68                   42               64
                                                   --------             --------         --------
     Total expenses .....................            27,841               38,064           15,187
                                                   --------             --------         --------
Less amounts waived (Note 2E) ...........             4,943                6,374            2,430
Less expenses reimbursed by Distributor                  --                   --               --
                                                   --------             --------         --------
  Net expenses ..........................            22,898               31,690           12,757
                                                   --------             --------         --------
  Net investment income .................           187,621              335,206          125,763
                                                   --------             --------         --------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment
98
   transactions .........................             2,072                   27              789
  Change in net unrealized depreciation
   on investments .......................                --                   --               --
                                                   --------             --------         --------
  Net realized and unrealized gain (loss)
   on investments .......................             2,072                   27              789
                                                   --------             --------         --------
  Net increase in net assets from
   operations ...........................          $189,693             $335,233         $126,552
                                                   ========             ========         ========


                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the year ended August 31, 1999
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                Federal          Cash           Prime
                                             Money Market     Management     Money Market
                                                 Fund            Fund            Fund
                                             ------------     ----------     ------------
INTEREST INCOME: (Note 1C)                      $52,286        $352,252       $405,345
                                                -------        --------       --------
EXPENSES: (Note 2)
  Investment advisory fees ..............         1,035           6,767          7,769
  Administration fees ...................         1,035           6,767          7,769
  Shareholder servicing fees ............         2,609          19,554          8,696
  Distribution fees .....................           475              --            178
  Custodian fees ........................           136             434            496
  Interest expense ......................            --              --             46
  Printing and postage ..................            15              60            127
  Professional fees .....................            68             247            288
  Registration costs ....................           112             814          1,570
  Transfer agent fees ...................           484           1,975            336
  Trustees' fees and expenses ...........            52             338            388
  Other .................................            14             152             69
                                                -------        --------       --------
     Total expenses .....................         6,035          37,108         27,732
                                                -------        --------       --------
Less amounts waived (Note 2E) ...........           570           2,451          5,210
Less expenses reimbursed by Distributor              --              --              8
                                                -------        --------       --------
  Net expenses ..........................         5,465          34,657         22,514
                                                -------        --------       --------
  Net investment income .................        46,821         317,595        382,831
                                                -------        --------       --------
REALIZED AND UNREALIZED

 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment
   transactions .........................            95            (329)           327
  Change in net unrealized depreciation
   on investments .......................            --          (1,650)        (3,884)
                                                -------        --------       --------
  Net realized and unrealized gain (loss)
   on investments .......................            95          (1,979)        (3,557)
                                                -------        --------       --------
  Net increase in net assets from
   operations ...........................       $46,916        $315,616       $379,274
                                                =======        ========       ========


                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the year ended August, 1999
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                New York        California
                                               Tax Free         Tax Free         Tax Free
                                             Money Market     Money Market     Money Market
                                                 Fund             Fund             Fund
                                             ------------     ------------     ------------
INTEREST INCOME: (Note 1C)                      $43,103          $46,320          $1,436
                                                -------          -------          ------
EXPENSES: (Note 2)
  Investment advisory fees ..............         1,317            1,445              46
  Administration fees ...................         1,317            1,445              46
  Shareholder servicing fees ............         3,391            5,058             162
  Distribution fees .....................           785            1,445              46
  Custodian fees ........................           184              176              74
  Interest expense ......................            --               --              --
  Printing and postage ..................            47               60              --
  Professional fees .....................            68               77              29
  Registration costs ....................           379              133              --
  Transfer agent fees ...................           206              326              32
  Trustees' fees and expenses ...........            66               73               2
  Other .................................            92               23              --
                                                -------          -------          ------
     Total expenses .....................         7,852           10,261             437
                                                -------          -------          ------
Less amounts waived (Note 2E) ...........         1,448            1,734             182
Less expenses reimbursed by Distributor              60               --              --
                                                -------          -------          ------
  Net expenses ..........................         6,344            8,527             255
                                                -------          -------          ------
  Net investment income .................        36,759           37,793           1,181
                                                -------          -------          ------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment
   transactions .........................            59               61               4
  Change in net unrealized depreciation
   on investments .......................            --               --              --
                                                -------          -------          ------
  Net realized and unrealized gain (loss)
   on investments .......................            59               61               4
                                                -------          -------          ------
  Net increase in net assets from
   operations ...........................       $36,818          $37,854          $1,185
                                                =======          =======          ======


                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                        100% U.S. Treasury Securities            U.S. Government
                                                Money Market                      Money Market
                                                    Fund                              Fund
                                       ------------------------------    ------------------------------
                                            1999             1998             1999             1998
                                       -------------    -------------    -------------    -------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS:
  Net investment income .............  $     187,621    $     172,327    $     335,206    $     337,349
  Net realized gain (loss) on
   investments ......................          2,072            2,716               27              (61)
  Change in net unrealized
   depreciation on investments ......             --               --               --               --
                                       -------------    -------------    -------------    -------------
  Increase in net assets from
   operations .......................        189,693          175,043          335,233          337,288
                                       -------------    -------------    -------------    -------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income .............       (187,727)        (172,327)        (335,181)        (337,349)
  Net realized gain on investment
   transactions .....................         (2,956)          (1,817)              --              (19)
                                       -------------    -------------    -------------    -------------
  Total distributions to
   shareholders .....................       (190,683)        (174,144)        (335,181)        (337,368)
                                       -------------    -------------    -------------    -------------
INCREASE (DECREASE) FROM
 CAPITAL SHARE TRANSACTIONS:#
Proceeds from shares issued
  Vista Shares ......................     13,705,921       13,787,560       16,404,385       14,882,809
  Premier Shares ....................        152,506          366,060        7,944,261        7,812,783
  Institutional Shares ..............      5,004,382        3,028,039       23,799,456       21,267,721
  B Shares ..........................             --               --               --               --
  C Shares ..........................             --               --               --               --
                                       -------------    -------------    -------------    -------------
                                          18,862,809       17,181,659       48,148,102       43,963,313
                                       -------------    -------------    -------------    -------------
Proceeds from reinvestment
 of dividends
  Vista Shares ......................        112,062           97,208           74,078           64,696
  Premier Shares ....................          1,084              462           25,108           29,817
  Institutional Shares ..............         27,526           13,072           79,090           87,942
  B Shares ..........................             --               --               --               --
  C Shares ..........................             --               --               --               --
                                       -------------    -------------    -------------    -------------
                                             140,672          110,742          178,276          182,455
                                       -------------    -------------    -------------    -------------
Cost of shares redeemed
  Vista Shares ......................    (13,555,840)     (13,210,198)     (15,973,405)     (14,053,545)
  Premier Shares ....................       (151,462)        (350,427)      (8,130,974)      (7,595,505)
  Institutional Shares ..............     (5,932,433)      (1,327,090)     (23,763,028)     (21,513,704)
  B Shares ..........................             --               --               --               --
  C Shares ..........................             --               --               --               --
                                       -------------    -------------    -------------    -------------
                                         (19,639,735)     (14,887,715)     (47,867,407)     (43,162,754)
                                       -------------    -------------    -------------    -------------
  Net increase (decrease) from
   capital share transactions .......       (636,254)       2,404,686          458,971          983,014
                                       -------------    -------------    -------------    -------------
  Total increase (decrease) in
   net assets .......................       (637,244)       2,405,585          459,023          982,934
NET ASSETS:
  Beginning of period ...............      4,868,715        2,463,130        6,914,028        5,931,094
                                       -------------    -------------    -------------    -------------
  End of period .....................  $   4,231,471    $   4,868,715    $   7,373,051    $   6,914,028
                                       =============    =============    =============    =============

--------------
 #At $1.00 per share.


                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                               Treasury Plus                           Federal
                                                               Money Market                         Money Market
                                                                   Fund                                 Fund
                                                      ------------------------------        ----------------------------
                                                          1999               1998              1999              1998
                                                      -----------        -----------        ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS:
  Net investment income ...........................   $   125,763        $   119,980        $   46,821        $   40,256
  Net realized gain (loss) on
   investments ....................................           789                412                95               (30)
  Change in net unrealized
   depreciation on investments ....................            --                 --                --                --
                                                      -----------        -----------        ----------        ----------
  Increase in net assets from
   operations .....................................       126,552            120,392            46,916            40,226
                                                      -----------        -----------        ----------        ----------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income ...........................      (125,782)          (119,997)          (46,814)          (40,256)
  Net realized gain on investment
   transactions ...................................          (798)              (342)             (112)               --
                                                      -----------        -----------        ----------        ----------
  Total distributions to
   shareholders ...................................      (126,580)          (120,339)          (46,926)          (40,256)
                                                      -----------        -----------        ----------        ----------
INCREASE (DECREASE) FROM
 CAPITAL SHARE TRANSACTIONS:#
Proceeds from shares issued
  Vista Shares ....................................    13,476,115         16,312,405         1,297,509           887,155
  Premier Shares ..................................     2,362,876          2,478,766           372,508           464,267
  Institutional Shares ............................    12,537,826          9,241,705         3,327,807         1,635,260
  B Shares ........................................            --                 --                --                --
  C Shares ........................................            --                 --                --                --
                                                      -----------        -----------        ----------        ----------
                                                       28,376,817         28,032,876         4,997,824         2,986,682
                                                      -----------        -----------        ----------        ----------
Proceeds from reinvestment
 of dividends
  Vista Shares ....................................        41,118             51,054            18,183            12,556
  Premier Shares ..................................         3,990              5,055            11,931            13,754
  Institutional Shares ............................        35,134             17,673             5,462             2,740
  B Shares ........................................            --                 --                --                --
  C Shares ........................................            --                 --                --                --
                                                      -----------        -----------        ----------        ----------
                                                           80,242             73,782            35,576            29,050
                                                      -----------        -----------        ----------        ----------
Cost of shares redeemed
  Vista Shares ....................................   (13,099,202)       (16,653,021)       (1,124,759)         (841,656)
  Premier Shares ..................................    (2,046,068)        (2,459,664)         (399,355)         (564,547)
  Institutional Shares ............................   (12,469,834)        (8,674,757)       (3,282,935)       (1,570,687)
  B Shares ........................................            --                 --                --                --
  C Shares ........................................            --                 --                --                --
                                                      -----------        -----------        ----------        ----------
                                                      (27,615,104)       (27,787,442)       (4,807,049)       (2,976,890)
                                                      -----------        -----------        ----------        ----------
  Net increase (decrease) from
   capital share transactions .....................       841,955            319,216           226,351            38,842
                                                      -----------        -----------        ----------        ----------
  Total increase (decrease) in
   net assets .....................................       841,927            319,269           226,341            38,812
NET ASSETS:
  Beginning of period .............................     2,347,994          2,028,725           870,146           831,334
                                                      -----------        -----------        ----------        ----------
  End of period ...................................   $ 3,189,921        $ 2,347,994        $1,096,487        $  870,146
                                                      ===========        ===========        ==========        ==========

--------------
 #At $1.00 per share.


                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                    Cash                              Prime
                                                 Management                       Money Market
                                                    Fund                              Fund
                                       ------------------------------    ------------------------------
                                           1999             1998             1999              1998
                                       -------------    -------------    -------------     ------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS:
  Net investment income .............  $     317,595    $     239,039    $     382,831     $    202,624
  Net realized gain (loss) on
   investments ......................           (329)            (214)             327              141
  Change in net unrealized
   depreciation on investments ......         (1,650)              --           (3,884)              --
                                       -------------    -------------    -------------     ------------
  Increase in net assets from
   operations .......................        315,616          238,825          379,274          202,765
                                       -------------    -------------    -------------     ------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income .............       (317,818)        (238,815)        (382,895)        (202,624)
  Net realized gain on investment
   transactions .....................           (117)              --             (271)             (66)
                                       -------------    -------------    -------------     ------------
  Total distributions to
   shareholders .....................       (317,935)        (238,815)        (383,166)        (202,690)
                                       -------------    -------------    -------------     ------------
INCREASE (DECREASE) FROM
 CAPITAL SHARE TRANSACTIONS:#
Proceeds from shares issued
  Vista Shares** ....................     26,474,726       19,574,831        1,051,476               --
  Premier Shares ....................      4,894,950        4,145,937       11,380,971       11,781,628
  Institutional Shares ..............     10,132,124        5,180,985       61,694,665       32,438,411
  B Shares ..........................             --               --          143,459          103,075
  C Shares* .........................             --               --            4,653               71
                                       -------------    -------------    -------------     ------------
                                          41,501,800       28,901,753       74,275,224       44,323,185
                                       -------------    -------------    -------------     ------------
Proceeds from reinvestment
 of dividends
  Vista Shares** ....................        187,928          123,345            4,244               --
  Premier Shares ....................         16,857           18,943           24,988           18,579
  Institutional Shares ..............         63,365           54,407          229,886           95,986
  B Shares ..........................             --               --              771              484
  C Shares* .........................             --               --                5               --
                                       -------------    -------------    -------------     ------------
                                             268,150          196,695          259,894          115,049
                                       -------------    -------------    -------------     ------------
Cost of shares redeemed
  Vista Shares** ....................    (24,623,550)     (18,632,661)        (540,581)              --
  Premier Shares ....................     (4,864,551)      (4,124,975)     (10,901,491)     (11,709,369)
  Institutional Shares ..............     (9,707,967)      (5,099,529)     (58,482,409)     (29,160,057)
  B Shares ..........................             --               --         (136,601)         (85,129)
  C Shares* .........................             --               --           (4,584)              (1)
                                       -------------    -------------    -------------     ------------
                                         (39,196,068)     (27,857,165)     (70,065,666)     (40,954,556)
                                       -------------    -------------    -------------     ------------
  Net increase (decrease) from
   capital share transactions .......      2,573,882        1,241,283        4,469,452        3,483,678
                                       -------------    -------------    -------------     ------------
  Total increase (decrease)
   in net assets ....................      2,571,563        1,241,293        4,465,560        3,483,753
NET ASSETS:
  Beginning of period ...............      5,117,019        3,875,726        5,340,981        1,857,228
                                       -------------    -------------    -------------     ------------
  End of period .....................  $   7,688,582    $   5,117,019    $   9,806,541     $  5,340,981
                                       =============    =============    =============     ============

--------------
 #At $1.00 per share.
 *CVP C Shares commencement of offering, 5/14/98.
**CVP Vista Shares commencement of offering, 10/1/98.


                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                 Tax Free                        New York Tax Free
                                                             Money Market Fund                   Money Market Fund
                                                       ----------------------------        ----------------------------
                                                          1999              1998              1999              1998
                                                       ----------        ----------        ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS:
  Net investment income ............................   $   36,759        $   35,342        $   37,793        $   33,002
  Net realized gain (loss) on
   investments .....................................           59               (34)               61               (27)
  Change in net unrealized
   depreciation on investments .....................           --                --                --                --
                                                       ----------        ----------        ----------        ----------
  Increase in net assets from
   operations ......................................       36,818            35,308            37,854            32,975
                                                       ----------        ----------        ----------        ----------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income ............................      (36,827)          (35,342)          (37,841)          (33,002)
  Net realized gain on investment
   transactions ....................................           --                --                --                --
                                                       ----------        ----------        ----------        ----------
  Total distributions to
   shareholders ....................................      (36,827)          (35,342)          (37,841)          (33,002)
                                                       ----------        ----------        ----------        ----------
INCREASE (DECREASE) FROM
 CAPITAL SHARE TRANSACTIONS:#
Proceeds from shares issued
  Vista Shares .....................................    2,100,524         2,109,048         3,260,482         2,920,461
  Premier Shares ...................................      385,299           386,933                --                --
  Institutional Shares .............................    2,526,660         2,916,751                --                --
  B Shares .........................................           --                --                --                --
  C Shares .........................................           --                --                --                --
                                                       ----------        ----------        ----------        ----------
                                                        5,012,483         5,412,732         3,260,482         2,920,461
                                                       ----------        ----------        ----------        ----------
Proceeds from reinvestment
 of dividends
  Vista Shares .....................................        8,397             8,530            25,347            20,181
  Premier Shares ...................................        2,257             2,206                --                --
  Institutional Shares .............................        5,196             5,252                --                --
  B Shares .........................................           --                --                --                --
  C Shares .........................................           --                --                --                --
                                                       ----------        ----------        ----------        ----------
                                                           15,850            15,988            25,347            20,181
                                                       ----------        ----------        ----------        ----------
Cost of shares redeemed
  Vista Shares .....................................   (2,088,092)       (1,950,253)       (3,153,158)       (2,525,554)
  Premier Shares ...................................     (390,878)         (360,517)               --                --
  Institutional Shares .............................   (2,465,756)       (2,797,836)               --                --
  B Shares .........................................           --                --                --                --
  C Shares .........................................           --                --                --                --
                                                       ----------        ----------        ----------        ----------
                                                       (4,944,726)       (5,108,606)       (3,153,158)       (2,525,554)
                                                       ----------        ----------        ----------        ----------
  Net increase (decrease) from
   capital share transactions ......................       83,607           320,114           132,671           415,088
                                                       ----------        ----------        ----------        ----------
  Total increase (decrease)
   in net assets ...................................       83,598           320,080           132,684           415,061
NET ASSETS:
  Beginning of period ..............................    1,276,668           956,588         1,371,827           956,766
                                                       ----------        ----------        ----------        ----------
  End of period ....................................   $1,360,266        $1,276,668        $1,504,511        $1,371,827
                                                       ==========        ==========        ==========        ==========

--------------
 #At $1.00 per share.


                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                            California Tax Free
                                                                             Money Market Fund
                                                                        --------------------------
                                                                           1999            1998
                                                                        ----------       ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ............................................    $    1,181       $   1,443
  Net realized gain (loss) on investments ..........................             4              (3)
  Change in net unrealized depreciation on investments .............            --              --
                                                                        ----------       ---------
  Increase in net assets from operations ...........................         1,185           1,440
                                                                        ----------       ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ............................................        (1,200)         (1,443)
  Net realized gain on investment transactions .....................            --              --
                                                                        ----------       ---------
  Total distributions to shareholders ..............................        (1,200)         (1,443)
                                                                        ----------       ---------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:#
Proceeds from shares issued
  Vista Shares .....................................................       329,610         365,375
  Premier Shares ...................................................            --              --
  Institutional Shares .............................................            --              --
  B Shares .........................................................            --              --
  C Shares .........................................................            --              --
                                                                        ----------       ---------
                                                                           329,610         365,375
                                                                        ----------       ---------
Proceeds from reinvestment of dividends
  Vista Shares .....................................................           474             804
  Premier Shares ...................................................            --              --
  Institutional Shares .............................................            --              --
  B Shares .........................................................            --              --
  C Shares .........................................................            --              --
                                                                        ----------       ---------
                                                                               474             804
                                                                        ----------       ---------
Cost of shares redeemed
  Vista Shares .....................................................      (312,828)       (361,286)
  Premier Shares ...................................................            --              --
  Institutional Shares .............................................            --              --
  B Shares .........................................................            --              --
  C Shares .........................................................            --              --
                                                                        ----------       ---------
                                                                          (312,828)       (361,286)
                                                                        ----------       ---------
  Net increase (decrease) from capital share transactions ..........        17,256           4,893
                                                                        ----------       ---------
   Total increase (decrease) in net assets .........................        17,241           4,890
NET ASSETS:
  Beginning of period ..............................................        50,399          45,509
                                                                        ----------       ---------
  End of period ....................................................    $   67,640       $  50,399
                                                                        ==========       =========

--------------
 #At $1.00 per share.


                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. 100% U.S. Treasury Securities Money Market Fund ("CVUSTS"), U.S. Government Money Market Fund ("CVUSG"), Treasury Plus Money Market Fund ("CVTP"), Federal Money Market Fund ("CVF"), Cash Management Fund ("CVCM"), Prime Money Market Fund ("CVP"), Tax Free Money Market Fund ("CVTF"), New York Tax Free Money Market Fund ("CVNYTF") and California Tax Free Money Market Fund ("CVCTF") (collectively, the "Funds") are nine separate portfolios of the Trust.

The Funds offer various classes of shares as follows:

  Fund           Classes Offered
  ----           ---------------
CVUSTS .......   Vista, Premier, Institutional
CVUSG ........   Vista, Premier, Institutional
CVTP .........   Vista, Premier, Institutional
CVF ..........   Vista, Premier, Institutional
CVCM .........   Vista, Premier, Institutional
CVP ..........   Vista, Premier, Institutional, B Shares, C Shares
CVTF .........   Vista, Premier, Institutional
CVNYTF .......   Vista
CVCTF ........   Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund's use of the proceeds of the reverse repurchase agreement may also effectively be restricted pending such decisions.

     During the year ended August 31, 1999, CVP entered into one overnight reverse repurchase agreement amounting to $18,538,000 at 4.75%. Interest expense totaled $2,446. The Funds had no open reverse repurchase agreements at August 31, 1999.

     C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed).

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued and amortization of premium and discount earned.

     D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net income, including net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     E. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

     F. Income and Expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

     A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Adviser") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

     Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than CVCM and CVTF , pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

     Chase Bank of Texas, National Association ("CBT") is the sub-investment adviser to CVCM and CVTF pursuant to a Sub-Investment Advisory Agreement between Chase and CBT. CBT is a wholly-owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

     B. Shareholder and Fund servicing fees -- The Trust adopted Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35%, of the average daily net assets of the Vista Class,

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


     0.25% of the average daily net assets of the Premier, B Shares and C Shares Classes, and effective November 1, 1998, 0.10% of the average daily net assets of the Institutional Class of each Fund.

     Chase and certain of its affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

     C. Distribution and sub-administrations fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

     The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of CVUSG (the "Premier Plan"), for the Vista Shares (the "Vista Plan") except for CVCM and CVP, and for the B Shares and C Shares of the CVP (the "B Plan" and "C Plan", respectively). There are no distribution plans for the Institutional Shares. The Premier, Vista, B and C Share Plans pay the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except CVCM and CVP), 0.10% of the average daily net assets of the CVUSG Premier Class and 0.75% of the average daily net assets of the B Shares and C Shares of CVP.

     The Distributor voluntarily waived all or a portion of its distribution fees as outlined in Note 2.E. below.

     D. Administration fee -- Pursuant to the Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

     The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.E. below.

     E. Waiver of fees -- For the year ended August 31, 1999, the Adviser, Administrator, Shareholder Servicing Agents and Distributor voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                                     CVUSTS      CVUSG       CVTP
                                     ------      -----       ----
  Investment Advisory ...........    $   --     $   --      $   --
  Administration ................     1,776         --         883
  Shareholder Servicing .........     2,126      5,946       1,547
  Distribution ..................     1,041        428          --
                                     ------     ------      ------
                                     $4,943     $6,374      $2,430
                                     ======     ======      ======

                                      CVF       CVCM        CVP
                                      ---       ----        ---
  Investment Advisory ...........     $ --     $   --      $   --
  Administration ................       --         --          --
  Shareholder Servicing .........      570      2,451       5,210
  Distribution ..................       --         --          --
                                      ----     ------      ------
                                      $570     $2,451      $5,210
                                      ====     ======      ======

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                      CVTF      CVNYTF     CVCTF
                                      ----      ------     -----
  Investment Advisory ...........    $   --     $   --     $ 46
  Administration ................        93        723       --
  Shareholder Servicing .........     1,355         --      113
  Distribution ..................        --      1,011       23
                                     ------     ------     ----
                                     $1,448     $1,734     $182
                                     ======     ======     ====

     F. Other --Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

     In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

3. Federal Income Tax Matters -- At August 31, 1999, CVTF, CVNYTF and CVCTF had net capital loss carryovers of approximately $394,509, $61,468 and $14,469, respectively. Such losses will be available to offset future capital gains and will expire between August 31, 2001 and 2006. To the extent that any net capital losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

4. Concentration of Credit Risk -- As of August 31, 1999. CVCM invested 79.9% of its net assets in financial institutions, of which 8.8% was invested in Broker Dealers, 24.1% in Banking and 47.0% in other financial service providers. CVP invested 91.9% of its net assets in financial institutions, of which 6.6% was invested in Broker Dealers, 20.5% in Banking and 64.8% in other financial service providers. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

CVTF, CVNYTF and CVCTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with CVNYTF primarily investing in issuers in the State of New York, and CVCTF primarily investing in issuers in the State of California. As of August 31, 1999, CVTF invested approximately 15.7% of its net assets in issuers in the State of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

5. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities in the Statement of Assets and Liabilities were as follows (in thousands):

                     Pension     Accrued Pension
Fund                Expenses        Liability
----------------    --------     ---------------
CVUSTS .........      $ 81            $255
CVUSG ..........       126             498
CVTP ...........        44             195
CVF ............        15              73
CVCM ...........        96             356
CVP ............       105             287
CVTF ...........        20              94
CVNYTF .........        23              97
CVCTF ..........         1               4

Chase Vista Funds
Financial Highlights
--------------------------------------------------------------------------------

                                                   100% U.S. Treasury Securities Money Market Fund
                                            --------------------------------------------------------------
                                                                     Vista Shares
                                            --------------------------------------------------------------
                                                     Year Ended                             Year Ended
                                                     August 31,             12/1/95++      November 30,
                                            ----------------------------     Through     -----------------
                                             1999       1998       1997      8/31/96      1995       1994
                                            ------     ------     ------    ---------    ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period       $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
                                            ------     ------     ------     ------      ------     ------
 Income from Investment Operations:
  Net Investment Income .................     0.04       0.05       0.05       0.04        0.05       0.03
  Less Dividends from Net
   Investment Income ....................     0.04       0.05       0.05       0.04        0.05       0.03
                                            ------     ------     ------     ------      ------     ------
Net Asset Value, End of Period ..........   $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
                                            ======     ======     ======     ======      ======     ======
Total Return ............................    4.31%      4.92%      4.87%      3.50%       5.15%      3.32%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ....   $3,312     $3,051     $2,376     $1,672      $1,338     $1,024
Ratios to Average Net Assets#:
 Expenses ...............................    0.59%      0.59%      0.59%      0.60%       0.58%      0.59%
 Net Investment Income ..................    4.15%      4.78%      4.74%      4.58%       4.99%      3.26%
 Expenses Without Waivers and
  Assumption of Expenses ................    0.71%      0.71%      0.71%      0.68%       0.61%      0.62%
 Net Investment Income Without
  Waivers and Assumption of
  Expenses ..............................    4.03%      4.66%      4.62%      4.50%       4.96%      3.23%

                                          100% U.S. Treasury Securities Money Market Fund
                                          -----------------------------------------------
                                                          Premier Shares
                                            -------------------------------------------
                                                      Year Ended
                                                      August 31,                6/3/96*
                                            ------------------------------      Through
                                             1999        1998        1997      8/31/96
                                            ------      ------      ------     --------
Per Share Operating Performance
 Net Asset Value, Beginning of Period       $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                            ------      ------      ------      ------
 Income from Investment Operations:
  Net Investment Income .................     0.04        0.05        0.05        0.01
  Less Dividends from Net
   Investment Income ....................     0.04        0.05        0.05        0.01
                                            ------      ------      ------      ------
Net Asset Value, End of Period ..........   $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                            ======      ======      ======      ======
Total Return ............................    4.40%       5.00%       4.91%       1.11%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ....   $   24      $   22      $    6      $    1
Ratios to Average Net Assets#:
 Expenses ...............................    0.50%       0.51%       0.55%       0.42%
 Net Investment Income ..................    4.22%       4.99%       4.80%       3.45%
 Expenses Without Waivers and
  Assumption of Expenses ................    0.56%       0.78%       0.80%       0.42%
 Net Investment Income Without
  Waivers and Assumption of
  Expenses ..............................    4.16%       4.72%       4.55%       3.45%

                                          100% U.S. Treasury Securities Money Market
                                                              Fund
                                          ------------------------------------------
                                                     Institutional Shares
                                           -----------------------------------------
                                                     Year Ended
                                                     August 31,              6/3/96*
                                           -----------------------------     Through
                                            1999        1998       1997      8/31/96
                                           ------      ------     ------     -------
Per Share Operating Performance
 Net Asset Value, Beginning of Period      $ 1.00      $ 1.00     $ 1.00     $ 1.00
                                           ------      ------     ------     ------
 Income from Investment Operations:
  Net Investment Income .................    0.05        0.05       0.05       0.01
  Less Dividends from Net
   Investment Income ....................    0.05        0.05       0.05       0.01
                                           ------      ------     ------     ------
Net Asset Value, End of Period ..........  $ 1.00      $ 1.00     $ 1.00     $ 1.00
                                           ======      ======     ======     ======
Total Return ............................   4.67%       5.30%      5.20%      1.23%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ....  $  895      $1,796     $   81     $    1
Ratios to Average Net Assets#:
 Expenses ...............................    0.24%      0.21%      0.27%      0.21%
 Net Investment Income ..................    4.51%      5.13%      5.06%      3.65%
 Expenses Without Waivers and
  Assumption of Expenses ................    0.32%      0.25%      0.27%      0.21%
 Net Investment Income Without
  Waivers and Assumption of
  Expenses ..............................    4.43%      5.09%      5.06%      3.65%

-------
++ In 1996, the Fund changed its fiscal year-end from November 30 to August 31.
 * Commencement of offering of class of shares.
 # Short periods have been annualized.


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                             U.S. Government Money Market Fund
                                                                     -------------------------------------------------
                                                                                        Vista Shares
                                                                     -------------------------------------------------
                                                                                   Year Ended August 31,
                                                                     -------------------------------------------------
                                                                      1999       1998       1997       1996      1995
                                                                     ------     ------     ------     ------    ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ............................   $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                                     ------     ------     ------     ------    ------
 Income from Investment Operations:
  Net Investment Income ..........................................     0.04       0.05       0.05       0.05      0.05
  Less Dividends from Net Investment Income ......................     0.04       0.05       0.05       0.05      0.05
                                                                     ------     ------     ------     ------    ------
Net Asset Value, End of Period ...................................   $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                                     ======     ======     ======     ======    ======
Total Return .....................................................    4.55%      5.14%      5.04%      4.97%     5.05%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .............................   $3,538     $3,033     $2,139     $2,057    $  341
Ratios to Average Net Assets:
 Expenses ........................................................    0.59%      0.59%      0.59%      0.65%     0.80%
 Net Investment Income ...........................................    4.46%      5.01%      4.93%      4.83%     4.93%
 Expenses Without Waivers and Assumption of Expenses .............    0.69%      0.70%      0.72%      0.73%     0.80%
 Net Investment Income Without Waivers and Assumption of Expenses     4.36%      4.90%      4.80%      4.75%     4.93%


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                            U.S. Government Money Market Fund
                                                   -------------------------------------------------
                                                                      Premier Shares
                                                   -------------------------------------------------
                                                                  Year Ended August 31,
                                                   -------------------------------------------------
                                                    1999       1998      1997       1996       1995
                                                   ------     ------    ------     ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ...........  $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                   ------     ------    ------     ------     ------
 Income from Investment Operations:
  Net Investment Income .........................    0.05       0.05      0.05       0.05       0.05
  Less Dividends from Net Investment Income .....    0.05       0.05      0.05       0.05       0.05
                                                   ------     ------    ------     ------     ------
Net Asset Value, End of Period ..................  $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                   ======     ======    ======     ======     ======
Total Return ....................................   4.70%      5.25%     5.08%      5.15%      5.31%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ............  $  922     $1,084    $  837     $  802     $  764
Ratios to Average Net Assets:
 Expenses .......................................   0.45%      0.48%     0.55%      0.55%      0.55%
 Net Investment Income ..........................   4.60%      5.12%     4.97%      5.04%      5.22%
 Expenses Without Waivers and Assumption
  of Expenses ...................................   0.58%      0.60%     0.60%      0.59%      0.59%
 Net Investment Income Without Waivers
  and Assumption of Expenses ....................   4.47%      5.00%     4.92%      5.00%      5.18%

                                                               U.S. Government Money Market Fund
                                                    ------------------------------------------------------
                                                                     Institutional Shares
                                                    ------------------------------------------------------
                                                                     Year Ended August 31,
                                                    ------------------------------------------------------
                                                      1999        1998        1997        1996       1995
                                                    -------     -------     -------     -------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ...........   $  1.00     $  1.00     $  1.00     $  1.00     $ 1.00
                                                    -------     -------     -------     -------     ------
 Income from Investment Operations:
  Net Investment Income .........................      0.05        0.05        0.05        0.05       0.05
  Less Dividends from Net Investment Income .....      0.05        0.05        0.05        0.05       0.05
                                                    -------     -------     -------     -------     ------
Net Asset Value, End of Period ..................   $  1.00     $  1.00     $  1.00     $  1.00     $ 1.00
                                                    =======     =======     =======     =======     ======
Total Return ....................................     4.92%       5.51%       5.40%       5.45%      5.60%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ............   $ 2,913     $ 2,797     $ 2,955     $ 1,182     $  466
Ratios to Average Net Assets:
 Expenses .......................................     0.25%       0.24%       0.24%       0.27%      0.27%
 Net Investment Income ..........................     4.80%       5.36%       5.29%       5.30%      5.58%
 Expenses Without Waivers and Assumption
  of Expenses ...................................     0.31%       0.24%       0.24%       0.27%      0.28%
 Net Investment Income Without Waivers
  and Assumption of Expenses ....................     4.74%       5.36%       5.29%       5.30%      5.57%


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                             Treasury Plus Money Market Fund
                                             --------------------------------------------------------------
                                                          Vista Shares                     Premier Shares
                                             ----------------------------------------    ------------------
                                                      Year Ended                          Year Ended August
                                                      August 31,              5/6/96*            31,
                                             ----------------------------     Through    ------------------
                                              1999       1998       1997      8/31/96     1999        1998
                                             ------     ------     ------     -------    ------      ------
Per Share Operating Performance
 Net Asset Value, Beginning of
  Period .................................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                             ------     ------     ------     ------     ------      ------
 Income from Investment Operations:
  Net Investment Income ..................     0.04       0.05       0.05       0.02       0.04        0.05
  Less Dividends from Net
   Investment Income .....................     0.04       0.05       0.05       0.02       0.04        0.05
                                             ------     ------     ------     ------     ------      ------
Net Asset Value, End of Period ...........   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                             ======     ======     ======     ======     ======      ======
Total Return .............................    4.39%      5.05%      4.89%      1.50%      4.54%       5.18%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....   $1,734     $1,316     $1,606     $1,382     $  476      $  155
Ratios to Average Net Assets:#
 Expenses ................................    0.59%      0.59%      0.59%      0.59%      0.45%       0.46%
 Net Investment Income ...................    4.27%      4.92%      4.79%      4.63%      4.42%       5.06%
 Expenses Without Waivers and
  Assumption of Expenses .................    0.69%      0.70%      0.70%      0.73%      0.50%       0.50%
 Net Investment Income Without
  Waivers and Assumption of
   Expenses ..............................    4.17%      4.81%      4.68%      4.49%      4.37%       5.02%

                                             Treasury Plus Money Market Fund
                                             -------------------------------
                                                     Premier Shares
                                             ------------------------------
                                                  Year Ended August 31,
                                             ------------------------------
                                              1997        1996        1995
                                             ------      ------      ------
Per Share Operating Performance
 Net Asset Value, Beginning of
  Period .................................   $ 1.00      $ 1.00      $ 1.00
                                             ------      ------      ------
 Income from Investment Operations:
  Net Investment Income ..................     0.05        0.05        0.05
  Less Dividends from Net
   Investment Income .....................     0.05        0.05        0.05
                                             ------      ------      ------
Net Asset Value, End of Period ...........   $ 1.00      $ 1.00      $ 1.00
                                             ======      ======      ======
Total Return .............................    4.98%       5.07%       5.17%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....   $  131      $  106      $   19
Ratios to Average Net Assets:#
 Expenses ................................    0.51%       0.52%       0.50%
 Net Investment Income ...................    4.88%       4.85%       5.23%
 Expenses Without Waivers and
  Assumption of Expenses .................    0.53%       0.63%       1.57%
 Net Investment Income Without
  Waivers and Assumption of
   Expenses ..............................    4.86%       4.74%       4.16%

                                                      Treasury Plus Money Market Fund
                                            --------------------------------------------------
                                                            Institutional Shares
                                            --------------------------------------------------
                                                           Year Ended August 31,
                                            --------------------------------------------------
                                             1999       1998       1997       1996       1995
                                            ------     ------     ------     ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of
  Period .................................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                            ------     ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ..................    0.05       0.05       0.05       0.05       0.05
  Less Dividends from Net
   Investment Income .....................    0.05       0.05       0.05       0.05       0.05
                                            ------     ------     ------     ------     ------
Net Asset Value, End of Period ...........  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                            ======     ======     ======     ======     ======
Total Return .............................   4.75%      5.44%      5.24%      5.29%      5.36%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....  $  980     $  876     $  292     $  189     $   18
Ratios to Average Net Assets:#
 Expenses ................................   0.24%      0.21%      0.26%      0.30%      0.32%
 Net Investment Income ...................   4.61%      5.29%      5.16%      5.11%      5.21%
 Expenses Without Waivers and
  Assumption of Expenses .................   0.31%      0.25%      0.26%      0.38%      0.89%
 Net Investment Income Without
  Waivers and Assumption of
   Expenses ..............................   4.54%      5.25%      5.16%      5.03%      4.64%

-------
 # Short periods have been annualized.
 * Commencement of offering of class of shares.


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                               Federal Money Market Fund
                                                  --------------------------------------------------
                                                                      Vista Shares
                                                  --------------------------------------------------
                                                                 Year Ended August 31,
                                                  --------------------------------------------------
                                                   1999       1998       1997       1996       1995
                                                  ------     ------     ------     ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..........  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  ------     ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ........................    0.04       0.05       0.05       0.05       0.05
  Less Dividends from Net Investment Income         0.04       0.05       0.05       0.05       0.05
                                                  ------     ------     ------     ------     ------
Net Asset Value, End of Period .................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  ======     ======     ======     ======     ======
Total Return ...................................   4.46%      4.94%      4.91%      4.83%      5.20%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...........  $  550     $  359     $  301     $  353     $  203
Ratios to Average Net Assets:
 Expenses ......................................   0.70%      0.70%      0.70%      0.70%      0.69%
 Net Investment Income .........................   4.35%      4.88%      4.79%      4.79%      5.16%
 Expenses Without Waivers and Assumption
  of Expenses ..................................   0.78%      0.84%      0.82%      0.93%      0.93%
 Net Investment Income Without Waivers
  and Assumption of Expenses ...................   4.27%      4.74%      4.67%      4.56%      4.92%

                                                                  Federal Money Market Fund
                                                   ------------------------------------------------------
                                                                       Premier Shares
                                                   ------------------------------------------------------
                                                                    Year Ended August 31,
                                                   ------------------------------------------------------
                                                    1999        1998        1997        1996        1995
                                                   ------      ------      ------      ------      ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..........   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                   ------      ------      ------      ------      ------
 Income from Investment Operations:
  Net Investment Income ........................     0.05        0.05        0.05        0.05        0.05
  Less Dividends from Net Investment Income          0.05        0.05        0.05        0.05        0.05
                                                   ------      ------      ------      ------      ------
Net Asset Value, End of Period .................   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                   ======      ======      ======      ======      ======
Total Return ...................................    4.67%       5.22%       5.12%       5.14%       5.40%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...........   $  298      $  313      $  400      $  249      $  149
Ratios to Average Net Assets:
 Expenses ......................................    0.50%       0.50%       0.50%       0.50%       0.49%
 Net Investment Income .........................    4.56%       5.07%       5.01%       4.99%       5.32%
 Expenses Without Waivers and Assumption
  of Expenses ..................................    0.50%       0.51%       0.52%       0.52%       0.59%
 Net Investment Income Without Waivers
  and Assumption of Expenses ...................    4.56%       5.06%       4.99%       4.97%       5.22%


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                               Federal Money Market Fund
                                                  --------------------------------------------------
                                                                  Institutional Shares
                                                  --------------------------------------------------
                                                                 Year Ended August 31,
                                                  --------------------------------------------------
                                                   1999       1998       1997       1996       1995
                                                  ------     ------     ------     ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..........  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  ------     ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ........................    0.05       0.05       0.05       0.05       0.05
  Less Dividends from Net Investment Income.....    0.05       0.05       0.05       0.05       0.05
                                                  ------     ------     ------     ------     ------
Net Asset Value, End of Period .................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  ======     ======     ======     ======     ======
Total Return ...................................   4.92%      5.46%      5.35%      5.35%      5.57%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...........  $  248     $  198     $  131     $  141     $  114
Ratios to Average Net Assets:#
 Expenses ......................................   0.26%      0.27%      0.27%      0.30%      0.31%
 Net Investment Income .........................   4.79%      5.32%      5.23%      5.20%      5.45%
 Expenses Without Waivers and Assumption
  of Expenses ..................................   0.34%      0.27%      0.27%      0.30%      0.37%
 Net Investment Income Without Waivers and
  Assumption of Expenses .......................   4.71%      5.32%      5.23%      5.20%      5.39%

                                                                           Cash Management Fund
                                                   --------------------------------------------------------------------
                                                                               Vista Shares
                                                   --------------------------------------------------------------------
                                                         Year Ended August 31,         12/1/95++  Year Ended November 30,
                                                   --------------------------------     Through   -----------------------
                                                     1999        1998         1997      8/31/96       1995       1994
                                                   -------     -------       ------    ---------    -------     -------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..........   $  1.00     $  1.00       $ 1.00     $  1.00     $  1.00     $  1.00
                                                   -------     -------       ------     -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ........................      0.05        0.05         0.05        0.04        0.05        0.04
  Less Dividends from Net Investment Income.....      0.05        0.05         0.05        0.04        0.05        0.04
                                                   -------     -------       ------     -------     -------     -------
Net Asset Value, End of Period .................   $  1.00     $  1.00       $1.000     $  1.00     $  1.00     $ 1.000
                                                   =======     =======       ======     =======     =======     =======
Total Return ...................................     4.74%       5.23%        5.09%       3.69%       5.49%       3.62%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...........   $ 5,679     $ 3,642       $2,576     $ 1,621     $ 1,634     $   990
Ratios to Average Net Assets:#
 Expenses ......................................     0.59%       0.59%        0.59%       0.60%       0.58%       0.58%
 Net Investment Income .........................     4.61%       5.09%        4.99%       4.91%       5.35%       3.62%
 Expenses Without Waivers and Assumption
  of Expenses ..................................     0.62%       0.61%        0.62%       0.63%       0.62%       0.62%
 Net Investment Income Without Waivers and
  Assumption of Expenses .......................     4.58%       5.07%        4.96%       4.88%       5.31%       3.58%

-------
++ In 1996, the Fund changed its fiscal year-end from November 30 to August 31.
 # Short periods have been annualized.


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                  Cash Management Fund
                                                                        ---------------------------------------
                                                                                     Premier Shares
                                                                        ---------------------------------------
                                                                            Year Ended August 31,
                                                                        ----------------------------    5/6/96*
                                                                                                        Through
                                                                         1999       1998       1997     8/31/96
                                                                        ------     ------     ------    -------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ................................  $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                        ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ..............................................    0.05       0.05       0.05       0.02
  Less Dividends from Net Investment Income ..........................    0.05       0.05       0.05       0.02
                                                                        ------     ------     ------     ------
Net Asset Value, End of Period .......................................  $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                        ======     ======     ======     ======
Total Return .........................................................   4.89%      5.35%      5.18%      1.61%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .................................  $  463     $  415     $  375     $  433
Ratios to Average Net Assets:#
 Expenses ............................................................   0.45%      0.47%      0.50%      0.50%
 Net Investment Income ...............................................   4.77%      5.22%      5.07%      4.93%
 Expenses Without Waivers and Assumption of Expenses .................   0.50%      0.52%      0.51%      0.52%
 Net Investment Income Without Waivers and Assumption of Expenses ....   4.72%      5.17%      5.06%      4.91%

                                                                                    Cash Management Fund
                                                                         ------------------------------------------
                                                                                    Institutional Shares
                                                                         ------------------------------------------
                                                                               Year Ended August 31,        5/6/96*
                                                                         ------------------------------     Through
                                                                           1999        1998       1997      8/31/96
                                                                         -------     -------    -------     -------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ................................   $  1.00     $  1.00    $  1.00     $  1.00
                                                                         -------     -------    -------     -------
 Income from Investment Operations:
  Net Investment Income ..............................................      0.05        0.06       0.05        0.02
  Less Dividends from Net Investment Income ..........................      0.05        0.06       0.05        0.02
                                                                         -------     -------    -------     -------
Net Asset Value, End of Period .......................................   $  1.00     $  1.00    $  1.00     $  1.00
                                                                         =======     =======    =======     =======
Total Return .........................................................     5.09%       5.59%      5.45%       1.69%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .................................   $ 1,547     $ 1,060    $   924     $   657
Ratios to Average Net Assets:#
 Expenses ............................................................     0.26%       0.24%      0.24%       0.25%
 Net Investment Income ...............................................     4.95%       5.45%      5.34%       5.22%
 Expenses Without Waivers and Assumption of Expenses .................     0.32%       0.24%      0.24%       0.25%
 Net Investment Income Without Waivers and Assumption of Expenses ....     4.89%       5.45%      5.34%       5.22%

-------
* Commencement of offering of class of shares.
# Short periods have been annualized.


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                   Prime Money Market Fund
                                                   ------------------------------------------------------
                                                                       Premier Shares
                                                   ------------------------------------------------------
                                                                    Year Ended August 31,
                                                   ------------------------------------------------------
                                                     1999       1998        1997        1996        1995
                                                   -------    -------     -------     -------     -------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..........   $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                   -------    -------     -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ........................      0.05       0.05        0.05        0.05        0.05
  Less Dividends from Net Investment Income.....      0.05       0.05        0.05        0.05        0.05
                                                   -------    -------     -------     -------     -------
Net Asset Value, End of Period .................   $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                   =======    =======     =======     =======     =======
Total Return ...................................     4.90%      5.44%       5.34%       5.32%       5.44%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...........   $ 1,094    $   590     $   499     $   419     $    63
Ratios to Average Net Assets:
 Expenses ......................................     0.45%      0.45%       0.45%       0.45%       0.45%
 Net Investment Income .........................     4.77%      5.29%       5.17%       5.18%       5.24%
 Expenses Without Waivers and Assumption
  of Expenses ..................................     0.49%      0.51%       0.53%       0.51%       0.65%
 Net Investment Income Without Waivers and
  Assumption of Expenses .......................     4.73%      5.23%       5.09%       5.12%       5.04%

                                                                Prime Money Market Fund
                                                   -------------------------------------------------
                                                                  Institutional Shares
                                                   -------------------------------------------------
                                                                 Year Ended August 31,
                                                   -------------------------------------------------
                                                    1999       1998       1997      1996       1995
                                                   ------     ------     ------    ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..........   $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                                   ------     ------     ------    ------     ------
 Income from Investment Operations:
  Net Investment Income ........................    0.05       0.06       0.05       0.05       0.06
  Less Dividends from Net Investment Income.....    0.05       0.06       0.05       0.05       0.06
                                                   ------     ------     ------    ------     ------
Net Asset Value, End of Period .................   $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                                   ======     ======     ======    ======     ======
Total Return ...................................    5.10%      5.65%      5.49%     5.51%      5.62%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...........   $8,161     $4,722     $1,348    $  725     $  186
Ratios to Average Net Assets:
 Expenses ......................................    0.26%      0.24%      0.25%     0.26%      0.27%
 Net Investment Income .........................    4.96%      5.50%      5.37%     5.33%      5.57%
 Expenses Without Waivers and Assumption
  of Expenses ..................................    0.33%      0.24%      0.25%     0.26%      0.35%
 Net Investment Income Without Waivers and
  Assumption of Expenses .......................    4.89%      5.50%      5.37%     5.33%      5.49%


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                      Prime Money Market Fund
                                                      ------------------------------------------------------
                                                                             B Shares
                                                      ------------------------------------------------------
                                                                       Year Ended August 31,
                                                      ------------------------------------------------------
                                                       1999        1998        1997        1996        1995
                                                      ------      ------      ------      ------      ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period .............   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                      ------      ------      ------      ------      ------
 Income from Investment Operations:
  Net Investment Income ...........................     0.04        0.05        0.04        0.04        0.04
  Less Dividends from Net Investment Income .......     0.04        0.05        0.04        0.04        0.04
                                                      ------      ------      ------      ------      ------
Net Asset Value, End of Period ....................   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                      ======      ======      ======      ======      ======
Total Return ......................................    4.07%       4.60%       4.33%       4.25%       4.37%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ..............   $   36      $   29      $   10      $   16      $    5
Ratios to Average Net Assets:#
 Expenses .........................................    1.25%       1.25%       1.35%       1.47%       1.47%
 Net Investment Income ............................    4.00%       4.49%       4.27%       4.17%       4.33%
 Expenses Without Waivers and Assumption of
  Expenses ........................................    1.47%       1.50%       1.53%       1.71%       2.53%
 Net Investment Income Without Waivers
  and Assumption of Expenses ......................    3.78%       4.24%       4.09%       3.93%       3.27%

                                                          Prime Money Market Fund
                                                     ---------------------------------
                                                          C Shares        Vista Shares
                                                     -----------------    ------------
                                                       Year   5/14/98*      10/1/98*
                                                      Ended   Through       Through
                                                     8/31/99  8/31/98       8/31/99
                                                     -------  --------      --------
Per Share Operating Performance
 Net Asset Value, Beginning of Period .............  $ 1.00    $ 1.00        $ 1.00
                                                     ------    ------        ------
 Income from Investment Operations:
  Net Investment Income ...........................    0.04      0.01          0.04
  Less Dividends from Net Investment Income .......    0.04      0.01          0.04
                                                     ------    ------        ------
Net Asset Value, End of Period ....................  $ 1.00    $ 1.00        $ 1.00
                                                     ======    ======        ======
Total Return ......................................   3.85%     1.29%         4.26%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ..............  $    1    $    1        $  515
Ratios to Average Net Assets:#
 Expenses .........................................   1.45%     1.50%         0.59%
 Net Investment Income ............................   3.75%     4.21%         4.61%
 Expenses Without Waivers and Assumption of
  Expenses ........................................   1.45%     1.50%         0.72%
 Net Investment Income Without Waivers
  and Assumption of Expenses ......................   3.75%     4.21%         4.48%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                  Tax Free Money Market Fund
                                                                     --------------------------------------------------
                                                                                         Vista Shares
                                                                     --------------------------------------------------
                                                                                    Year Ended August 31,
                                                                     --------------------------------------------------
                                                                      1999       1998       1997       1996       1995
                                                                     ------     ------     ------     ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period .............................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                     ------     ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ...........................................    0.03       0.03       0.03       0.03       0.03
  Less Dividends from Net Investment Income .......................    0.03       0.03       0.03       0.03       0.03
                                                                     ------     ------     ------     ------     ------
Net Asset Value, End of Period ....................................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                     ======     ======     ======     ======     ======
Total Return ......................................................   2.73%      3.10%      3.12%      2.92%      2.99%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ..............................  $  754     $  733     $  566     $  574     $  167
Ratios to Average Net Assets:
 Expenses .........................................................   0.59%      0.59%      0.59%      0.69%      0.86%
 Net Investment Income ............................................   2.68%      3.05%      3.08%      2.89%      2.96%
 Expenses Without Waivers and Assumption of Expenses ..............   0.73%      0.72%      0.73%      0.80%      0.94%
 Net Investment Income Without Waivers and Assumption of Expenses .   2.54%      2.92%      2.94%      2.78%      2.88%


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                            Tax Free Money Market Fund
                                               --------------------------------------------------
                                                                  Premier Shares
                                               --------------------------------------------------
                                                              Year Ended August 31,
                                               --------------------------------------------------
                                                1999       1998       1997       1996       1995
                                               ------     ------     ------     ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period .......  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                               ------     ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income .....................    0.03       0.03       0.03       0.03       0.03
  Less Dividends from Net Investment Income      0.03       0.03       0.03       0.03       0.03
                                               ------     ------     ------     ------     ------
Net Asset Value, End of Period ..............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                               ======     ======     ======     ======     ======
Total Return ................................   2.78%      3.17%      3.19%      3.12%      3.29%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ........  $  130     $  133     $  105     $  145     $  148
Ratio to Average Net Assets:
 Expenses ...................................   0.54%      0.53%      0.53%      0.58%      0.56%
 Net Investment Income ......................   2.74%      3.10%      3.13%      3.08%      3.21%
 Expenses Without Waivers and Assumption
  of Expenses ...............................   0.56%      0.53%      0.53%      0.73%      0.84%
 Net Investment Income Without Waivers and
  Assumption of Expenses ....................   2.72%      3.10%      3.13%      2.93%      2.93%

                                                              Tax Free Money Market Fund
                                                ------------------------------------------------------
                                                                 Institutional Shares
                                                ------------------------------------------------------
                                                                 Year Ended August 31,
                                                ------------------------------------------------------
                                                 1999        1998        1997        1996        1995
                                                ------      ------      ------      ------      ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period .......   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                ------      ------      ------      ------      ------
 Income from Investment Operations:
  Net Investment Income .....................     0.03        0.03        0.04        0.03        0.04
  Less Dividends from Net Investment Income       0.03        0.03        0.04        0.03        0.04
                                                ------      ------      ------      ------      ------
Net Asset Value, End of Period ..............   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                ======      ======      ======      ======      ======
Total Return ................................    3.07%       3.45%       3.45%       3.40%       3.53%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ........   $  476      $  410      $  286      $  149      $  108
Ratio to Average Net Assets:
 Expenses ...................................    0.26%       0.26%       0.26%       0.31%       0.33%
 Net Investment Income ......................    3.01%       3.37%       3.41%       3.33%       3.46%
 Expenses Without Waivers and Assumption
  of Expenses ...............................    0.35%       0.26%       0.26%       0.31%       0.34%
 Net Investment Income Without Waivers and
  Assumption of Expenses ....................    2.92%       3.37%       3.41%       3.33%       3.45%


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                  New York Tax Free Money Market Fund
                                                                           -------------------------------------------------
                                                                                              Vista Shares
                                                                           -------------------------------------------------
                                                                                         Year Ended August 31,
                                                                           -------------------------------------------------
                                                                            1999       1998      1997       1996       1995
                                                                           ------     ------    ------     ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..................................   $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                                           ------     ------    ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ................................................     0.03       0.03      0.03       0.03       0.03
  Less Dividends from Net Investment Income ............................     0.03       0.03      0.03       0.03       0.03
                                                                           ------     ------    ------     ------     ------
Net Asset Value, End of Period .........................................   $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                                           ======     ======    ======     ======     ======
Total Return ...........................................................    2.66%      3.03%     3.02%      2.85%      2.88%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...................................   $1,505     $1,372    $  957     $  890     $  378
Ratio to Average Net Assets:
 Expenses ..............................................................    0.59%      0.59%     0.59%      0.74%      0.86%
 Net Investment Income .................................................    2.61%      2.97%     2.97%      2.79%      2.84%
 Expenses Without Waivers and Assumption of Expenses ...................    0.71%      0.72%     0.73%      0.83%      0.95%
 Net Investment Income Without Waivers and Assumption of Expenses ......    2.49%      2.84%     2.83%      2.70%      2.75%


                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                 California Tax Free Money Market Fund
                                                                          --------------------------------------------------
                                                                                              Vista Shares
                                                                          --------------------------------------------------
                                                                                         Year Ended August 31,
                                                                          --------------------------------------------------
                                                                           1999       1998       1997       1996       1995
                                                                          ------     ------     ------     ------     ------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..................................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                          ------     ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ................................................    0.03       0.03       0.03       0.03       0.03
  Less Dividends from Net Investment Income ............................    0.03       0.03       0.03       0.03       0.03
                                                                          ------     ------     ------     ------     ------
Net Asset Value, End of Period .........................................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                          ======     ======     ======     ======     ======
Total Return ...........................................................   2.66%      2.97%      3.02%      3.06%      3.32%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...................................  $   68     $   50     $   46     $   43     $   58
Ratio of Average Net Assets:
 Expenses ..............................................................   0.55%      0.55%      0.56%      0.56%      0.48%
 Net Investment Income .................................................   2.55%      2.89%      2.99%      3.03%      3.25%
 Expenses Without Waivers and Assumption of Expenses ...................   0.94%      0.93%      0.86%      1.02%      1.07%
 Net Investment Income Without Waivers and Assumption of Expenses ......   2.16%      2.51%      2.69%      2.57%      2.66%


                       See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista 100% U.S. Treasury Securities Money Market Fund, Chase Vista U.S. Government Money Market Fund, Chase Vista Treasury Plus Money Market Fund, Chase Vista Federal Money Market Fund, Chase Vista Cash Management Fund, Chase Vista Prime Money Market Fund, Chase Vista Tax Free Money Market Fund, Chase Vista New York Tax Free Money Market Fund, Chase Vista California Tax Free Money Market Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented (for each of the three years in the period ended August 31, 1999 and for the period December 1, 1995 through August 31, 1996 for Chase Vista 100% U.S. Treasury Securities Money Market Fund and Chase Vista Cash Management Fund), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of Chase Vista 100% U.S. Treasury Securities Money Market Fund and Chase Vista Cash Management Fund for each of the two years in the period ended November 30, 1995 were audited by other independent accountants whose report dated January 19, 1996 expressed an unqualified opinion on these financial highlights.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 11, 1999

                                   (unaudited)
Chase Vista 100% U.S. Treasury Securities Money Market
 Fund (CVUSTS)
Chase Vista U.S. Government Money Market Fund (CVUSG)
Chase Vista Treasury Plus Money Market Fund (CVTP)
Chase Vista Federal Money Market Fund (CVF)
Chase Vista Cash Management Fund (CVCM)
Chase Vista Prime Money Market Fund (CVP)
Chase Vista Tax Free Money Market Fund (CVTF)
Chase Vista New York Tax Free Money Market Fund (CVNYTF)
Chase Vista California Tax Free Money Market
 Fund (CVCTF)
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1999. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1999. The information necessary to complete your income tax returns for the calendar year ending December 31, 1999 will be received under separate cover.

The following schedule presents the source and percentage of income from government obligations for the fiscal year ended August 31, 1999.

                                           CVUSTS         CVUSG          CVTP           CVF         CVCM          CVP
                                           ------         -----          ----           ---         ----          ---
U.S. Treasury Obligations                  100.00%         0.57%        27.54%         2.58%          --           --
Federal Farm Credit Bank                       --          2.36%           --         34.39%          --         0.11%
Federal Home Loan Bank                         --         23.96%           --         45.84%        0.27%        0.11%
Student Loan Marketing Association             --          5.95%           --         17.15%        0.92%        0.50%
Tennessee Valley Authority                     --            --            --          0.04%          --           --
Federal Home Loan Mortgage
  Corporation                                  --         13.97%           --            --         0.25%        0.05%
Federal National Mortgage
  Association                                  --         20.08%           --            --           --         0.02%

Also, for the fiscal year ended August 31, 1999:

          o The dividends paid from net investment income are 100.00%, 99.64% and 99.75% exempt from Federal income tax for CVTF, CVNYTF and CVCTF, respectively.

          o For shareholders who are subject to the Alternative Minimum Tax, the income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 18.00%, 11.60%, and 19.06% for CVTF, CVNYTF, and CVCTF, respectively.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[Back cover]

CHASE VISTA MONEY MARKET FUNDS ANNUAL REPORT


Investment Adviser, Administrator,
Shareholder and Fund Servicing
Agent and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

(C) The Chase Manhattan Corporation, 1999, 2000. All Rights Reserved. October
1999

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Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039